UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	    WASHINGTON, D.C. 20549
		  --------

		 FORM N-CSR
		  --------

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBERS 811-3690

FIRST INVESTORS TAX EXEMPT FUNDS
(Exact name of registrant as specified in charter)

95 Wall Street
New York, NY 10005
(Address of principal executive offices)   (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
1-732-855-2712
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END:  DECEMBER 31, 2006

DATE OF REPORTING PERIOD:  DECEMBER 31, 2006

Item 1.  Reports to Stockholders

             The Annual Report to Stockholders follows


[Logo: "FIRST INVESTORS"]

The words "TAX EXEMPT FUNDS" in a rectangular blue box across the top of the page.

TAX-EXEMPT MONEY MARKET

INSURED INTERMEDIATE TAX EXEMPT

INSURED TAX EXEMPT

INSURED TAX EXEMPT II

SINGLE STATE INSURED TAX EXEMPT

     ARIZONA         MARYLAND          NEW YORK
     CALIFORNIA      MASSACHUSETTS     NORTH CAROLINA
     COLORADO        MICHIGAN          OHIO
     CONNECTICUT     MINNESOTA         OREGON
     FLORIDA         MISSOURI          PENNSYLVANIA
     GEORGIA         NEW JERSEY        VIRGINIA

ANNUAL REPORT
December 31, 2006

Portfolio Manager's Letter
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND

Dear Investor:

This is the annual report for the First Investors Tax-Exempt Money Market Fund for the year ended December 31, 2006. During the year, the Fund's return on a net asset value basis was 2.6% for Class A shares and 1.8% for Class B shares, including dividends of 2.6 cents per share for Class A shares and 1.8 cents per share for Class B shares. The Fund's dividends are free from federal income taxes. The Fund maintained a $1.00 net asset value per share for each class of shares throughout the year.

The primary factor that drove the Fund's performance was the movement of short-term interest rates. Municipal money market yields climbed steadily during the first half of 2006, as the Federal Reserve (the "Fed") continued to raise the federal funds rate, then generally trended lower in the second half as the Fed ended its tightening cycle.

Fund activity early in the year was adversely affected by trading activity between variable rate securities and fixed rate notes. Trading in the second half of the year had little impact on performance as the tax-exempt money market yield curve remained extremely flat and one-year fixed rate levels held steady during the fourth quarter.

Although money market funds are relatively conservative vehicles, there can be no assurance that they will be able to maintain a stable net asset value of $1.00 per share. Money market mutual funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/S/ MICHAEL J. O'KEEFE

Michael J. O'Keefe
Portfolio Manager

January 31, 2007

Understanding Your Fund's Expenses
FIRST INVESTORS TAX EXEMPT FUNDS

As a mutual fund shareholder, you incur two types of costs: (1) transaction costs, including a sales charge (load) on purchase payments (on Class A shares only), a contingent deferred sales charge on redemptions (on Class B shares only); and (2) ongoing costs, including advisory fees; distribution and service fees (12b-1); and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 in each Fund at the beginning of the period, July 1, 2006, and held for the entire six-month period ended December 31, 2006. The calculations assume that no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Actual Expenses Example:

These amounts help you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To estimate the expenses you paid on your account during this period, simply divide your ending account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period".

Hypothetical Expenses Example:

These amounts provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for Class A and Class B shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transaction costs, such as front-end or contingent deferred sales charges (loads). Therefore, the hypothetical expense example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Fund Expenses
TAX-EXEMPT MONEY MARKET FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                 Beginning        Ending
                                                  Account        Account      Expenses Paid
                                                   Value          Value       During Period
                                                 (7/1/06)       (12/31/06)  (7/1/06-12/31/06)*
----------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                           $1,000.00      $1,013.88         $4.06
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,021.18         $4.08
----------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                           $1,000.00      $1,010.08         $7.85
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,017.40         $7.88
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .80% for Class A shares and 1.55% for Class B shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
TOP TEN STATES

(BAR CHART DATA:)

Alabama                                               9.7%
California                                            9.2%
Florida                                               9.1%
New Jersey                                            7.6%
Ohio                                                  7.6%
Kentucky                                              5.7%
Georgia                                               5.4%
Arizona                                               5.1%
Illinois                                              4.4%
Rhode Island                                          3.8%

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2006, and are based on the total amortized cost of investments.



Portfolio of Investments
TAX-EXEMPT MONEY MARKET FUND
December 31, 2006

-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 Amount
                                                                                                               Invested
                                                                                                               For Each
  Principal                                                                         Interest                 $10,000 of
     Amount     Security                                                                Rate+       Value    Net Assets
-----------------------------------------------------------------------------------------------------------------------
                MUNICIPAL INVESTMENTS--99.3%
                Alabama--9.6%
       $400M    Jefferson County Swr. Rev. Bonds,
                  2/1/2007* (FGIC Ins.)
                  (U.S. Govt. Securities)                                               3.65%    $404,726          $255
        610M    Jefferson County Swr. Rev. Bonds,
                  2/1/2007* (FGIC Ins.)
                  (U.S. Govt. Securities)                                               3.70      617,112           389
        500M    Mobile Industrial Dev. Board
                  Facs. Rev. Bonds, VR,
                  (CO; Kimberly-Clark Corp.)                                            3.95      500,000           316
-----------------------------------------------------------------------------------------------------------------------
                                                                                                1,521,838           960
-----------------------------------------------------------------------------------------------------------------------
                Alaska--1.3%
        200M    Valdez Marine Term. Rev. Bonds
                  Exxon Pipeline Co. Proj., VR,
                  (CO; ExxonMobil Corp.)                                                 3.9      200,000           126
-----------------------------------------------------------------------------------------------------------------------
                Arizona--5.0%
        300M    Casa Grande Industrial Dev. Auth.
                  Multi-Family Hsg. Rev. Bonds, VR,
                  (Fannie Mae Liquidity Fac.)                                           3.94      300,000           189
        500M    Yuma Industrial Dev. Auth. Multi-Family
                  Hsg. Rev. Bonds, VR,
                  (Fannie Mae Liquidity Fac.)                                           3.91      500,000           315
-----------------------------------------------------------------------------------------------------------------------
                                                                                                  800,000           504
-----------------------------------------------------------------------------------------------------------------------
                California--9.1%
        350M    Affordable Hsg. Agy. Multi-Family Hsg.
                  Rev. Bonds, VR, (Fannie Mae
                  Liquidity Fac.)                                                       3.75      350,000           221
        400M    Orange Cnty. Apt. Dev. Rev. Bonds, VR,
                  (LOC; Freddie Mac)                                                    3.75      400,000           252
        700M    San Bernardino County Multi-Family
                  Hsg. Rev. Bonds, VR, (Fannie Mae
                  Liquidity Fac.)                                                       3.75      700,000           441
-----------------------------------------------------------------------------------------------------------------------
                                                                                                1,450,000           914
-----------------------------------------------------------------------------------------------------------------------
                Colorado--3.1%
        500M    University of Colorado Hospital Auth.
                  Rev. Bonds, VR, (LOC; Citibank)                                       3.90      500,000           314
-----------------------------------------------------------------------------------------------------------------------





-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 Amount
                                                                                                               Invested
                                                                                                               For Each
  Principal                                                                         Interest                 $10,000 of
     Amount     Security                                                                Rate+       Value    Net Assets
-----------------------------------------------------------------------------------------------------------------------
                District of Columbia--3.7%
       $580M    District of Columbia GO Series "B"
                  6/1/2007 (FSA Ins.)                                                   3.55%    $584,670          $369
-----------------------------------------------------------------------------------------------------------------------
                Florida--9.0%
        699M    City of Cape Coral CP, 1/31/2007
                  (LOC; Bank of America)                                                3.55      699,000           441
        730M    Orange Cnty. Indl. Dev. Auth. Rev.
                  Bonds, VR, (LOC; SunTrust Bank)                                       3.92      730,000           460
-----------------------------------------------------------------------------------------------------------------------
                                                                                                1,429,000           901
-----------------------------------------------------------------------------------------------------------------------
                Georgia--5.4%
        350M    Atlanta Tax Allocation
                  Westside Proj. Series "A", VR,
                  (LOC; Wachovia Bank)                                                  3.92      350,000           221
        300M    Roswell Hsg. Auth. Multi-Family
                  Rev. Bonds, VR, (Fannie Mae
                  Liquidity Fac.)                                                       3.91      300,000           189
        200M    Whitfield County Residential Care Facs.
                  Auth. Rev. Bonds, VR,
                  (LOC; Wachovia Bank)                                                  3.90      200,000           126
-----------------------------------------------------------------------------------------------------------------------
                                                                                                  850,000           536
-----------------------------------------------------------------------------------------------------------------------
                Illinois--4.4%
        700M    Illinois Health Facs. Auth. Rev. Bonds,
                  VR, (LOC; Northern Trust Co.)                                         3.90      700,000           442
-----------------------------------------------------------------------------------------------------------------------
                Indiana--2.5%
        400M    Indiana Health & Edl. Fac. Fin. Auth.
                  Rev. Bonds, VR,
                  (LOC; Fifth Third Bank)                                               3.96      400,000           252
-----------------------------------------------------------------------------------------------------------------------
                Kentucky--5.7%
        500M    Fort Mitchell League of Cities Lease Rev.
                  Bonds, VR, (LOC; U.S. Bank, NA)                                       3.99      500,000           316
        400M    Newport League of Cities Lease Rev.
                  Bonds, VR, (LOC; U.S. Bank, NA)                                       3.99      400,000           252
-----------------------------------------------------------------------------------------------------------------------
                                                                                                  900,000           568
-----------------------------------------------------------------------------------------------------------------------
                Michigan--2.2%
        350M    Hastings Area School Dist. GO Bonds,
                  5/1/2007 (FSA Ins.)                                                   3.55      350,520           221
-----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
TAX-EXEMPT MONEY MARKET FUND
December 31, 2006

-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 Amount
                                                                                                               Invested
                                                                                                               For Each
  Principal                                                                         Interest                 $10,000 of
     Amount     Security                                                                Rate+       Value    Net Assets
-----------------------------------------------------------------------------------------------------------------------
                New Jersey--7.6%
       $700M    New Jersey Health Care Facs. Fin. Auth.
                  Rev. Bonds, VR, (LOC; JPMorgan
                  Chase & Co.)                                                          3.87%    $700,000          $442
        250M    New Jersey State Tpk. Auth. Rev. Bonds,
                  1/1/2007 (MBIA Ins.)                                                  3.59      250,026           158
        250M    New Jersey Transportation Trust Fund
                  Rev. Bonds, 6/15/2007
                  (U.S. Govt. Securities)                                               3.55      252,197           159
-----------------------------------------------------------------------------------------------------------------------
                                                                                                1,202,223           759
-----------------------------------------------------------------------------------------------------------------------
                New York--1.9%
        300M    New York State Med. Care. Facs. Fin. Agy.
                  Rev. Bonds, 2/15/2007 (AMBAC Ins.)                                    3.75      300,620           190
-----------------------------------------------------------------------------------------------------------------------
                North Carolina--2.6%
        410M    Craven County GO Bond, 5/1/2007
                  (AMBAC Ins.)                                                          3.55      411,152           259
-----------------------------------------------------------------------------------------------------------------------
                Ohio--7.5%
        225M    Cleveland Waterworks Rev. Bond,
                  1/1/2007 (MBIA Ins.)
                  (U.S. Govt. Securities)                                               3.53      225,023           142
        600M    Lucas County Facs. Improvement Rev.
                  Bonds, VR, (LOC; Fifth Third Bank)                                    3.96      600,000           379
        368M    Warren County Health Care Facs. Rev.
                  Bonds, VR, (LOC; Fifth Third Bank)                                    4.03      368,000           232
-----------------------------------------------------------------------------------------------------------------------
                                                                                                1,193,023           753
-----------------------------------------------------------------------------------------------------------------------
                Pennsylvania--3.2%
        300M    Dauphin County GO Bonds, 3/1/2007
                  (MBIA Ins.)                                                           3.70      300,148           190
        200M    Delaware County Industrial Dev. Auth.
                  Airport Facs. Rev. Bonds, VR,
                  (CO; United Parcel Service, Inc.)                                     3.98      200,000           126
-----------------------------------------------------------------------------------------------------------------------
                                                                                                  500,148           316
-----------------------------------------------------------------------------------------------------------------------
                Rhode Island--3.8%
        600M    Rhode Island State Hlth. & Edl. Building
                  Corp. Rev. Bonds, VR,
                  (LOC; Bank of New York)                                               3.86      600,000           379
-----------------------------------------------------------------------------------------------------------------------





-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 Amount
                                                                                                               Invested
                                                                                                               For Each
  Principal                                                                         Interest                 $10,000 of
     Amount     Security                                                                Rate+       Value    Net Assets
-----------------------------------------------------------------------------------------------------------------------
                South Carolina--2.6%
       $415M    Dorchester County Wtrwks. & Swr. Sys.
                  Rev. Bonds, 10/1/2007 (MBIA Ins.)                                     3.55%    $416,357          $263
-----------------------------------------------------------------------------------------------------------------------
                Texas--1.8%
        285M    Tarrant County Housing Rev. Bonds, VR,
                  (Fannie Mae Collateral Agreement)                                     3.92      285,000           180
-----------------------------------------------------------------------------------------------------------------------
                Virginia--2.5%
        400M    Alexandria Industrial Dev. Auth. Rev.
                  Bonds, VR, (LOC; Bank of America)                                     3.90      400,000           252
-----------------------------------------------------------------------------------------------------------------------
                Washington--1.6%
        250M    Seattle Housing Auth. Rev. Bonds
                  Pioneer Human Svcs. Proj., VR,
                  (LOC; U.S. Bank, NA)                                                  3.94      250,000           158
-----------------------------------------------------------------------------------------------------------------------
                Wisconsin--3.2%
        500M    Wisconsin State Health & Educ. Facs.
                  Auth. Rev. Bonds, VR,
                  (LOC; JPMorgan Chase & Co.)                                           3.90      500,000           315
-----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $15,744,551)**                               99.3%  15,744,551         9,931
Other Assets, Less Liabilities                                                            .7      109,635            69
-----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                             100.0% $15,854,186       $10,000
=======================================================================================================================


 + The interest rates shown for municipal notes and bonds are the effective rates at the time of purchase by the Fund. Interest rates on variable rate securities are adjusted periodically and the rates shown are the rates that were in effect at December 31, 2006. The variable rate bonds are subject to optional tenders (which are exercised through put options) or mandatory redemptions. The put options are exercisable on a daily, weekly, monthly or semi-annual basis at a price equal to the principal amount plus accrued interest.

 * Municipal Bonds which have been prerefunded are shown at the prerefunded call date.

** Aggregate cost for federal income tax purposes is the same.

   Summary of Abbreviations:

     AMBAC American Municipal Bond Assurance Corporation
     CO    Corporate Obligor
     CP    Commercial Paper
     FGIC  Financial Guaranty Insurance Company
     FSA   Financial Security Assurance
     GO    General Obligation
     LOC   Letter of Credit
     MBIA  Municipal Bond Investors Assurance Insurance Corporation
     VR    Variable Rate Securities

See notes to financial statements

Portfolio Manager's Letter

FIRST INVESTORS INSURED INTERMEDIATE TAX EXEMPT FUND
FIRST INVESTORS INSURED TAX EXEMPT FUND
FIRST INVESTORS INSURED TAX EXEMPT FUND II
FIRST INVESTORS SINGLE STATE INSURED TAX EXEMPT FUNDS
  Arizona, California, Colorado, Connecticut, Florida, Georgia, Maryland, Massachusetts, Michigan, Minnesota, Missouri, New Jersey, New York, North Carolina, Ohio, Oregon, Pennsylvania and Virginia

Dear Investor:

This is the annual report for the First Investors Tax Exempt Bond Funds for the year ended December 31, 2006. The principal objective of each of the Funds is to seek a high level of interest income that is exempt from federal income tax, including the alternative minimum tax, and state income tax, in the case of the single state Funds. One of the Funds, the Insured Tax Exempt Fund II, has a secondary objective of seeking total return.

We are pleased to report that, consistent with their primary objective, the Funds generally produced competitive distribution yields as reflected in the table below.* Distribution yield is computed by dividing dividends from income paid on a per share basis during the year by the year-end net asset value ("NAV") of a share. The table also sets forth the total return performance of each Fund on a NAV basis. Total return takes into account not only dividends and distributions paid during the year but also the change in each Fund's NAV, plus or minus, that occurred during the year.


                                                              2006 Performance
                                         ---------------------------------------------------------
                                                    Class A                            Class B
                                         ----------------------------  ---------------------------
                                           Distribution         Total    Distribution        Total
Fund                                              Yield        Return           Yield       Return
------                                   --------------  ------------  -------------- ------------
Insured Intermediate Tax Exempt Fund              3.01%         2.90%           2.25%        2.12%
Insured Tax Exempt Fund                           4.14%         3.41%           3.41%        2.66%
Insured Tax Exempt Fund II                        3.49%         4.82%           2.72%        4.01%
Arizona Insured Tax Exempt Fund                   4.01%         3.87%           3.28%        3.11%
California Insured Tax Exempt Fund                3.79%         4.16%           3.06%        3.32%
Colorado Insured Tax Exempt Fund                  4.04%         3.95%           3.25%        3.14%
Connecticut Insured Tax Exempt Fund               3.80%         3.83%           3.07%        3.01%
Florida Insured Tax Exempt Fund                   3.77%         3.22%           3.04%        2.40%
Georgia Insured Tax Exempt Fund                   4.05%         4.15%           3.26%        3.33%
Maryland Insured Tax Exempt Fund                  3.96%         3.62%           3.24%        2.82%
Massachusetts Insured Tax Exempt Fund             3.93%         3.42%           3.21%        2.69%
Michigan Insured Tax Exempt Fund                  4.12%         3.68%           3.34%        2.88%
Minnesota Insured Tax Exempt Fund                 3.97%         4.16%           3.26%        3.32%
Missouri Insured Tax Exempt Fund                  3.86%         4.34%           3.15%        3.60%
New Jersey Insured Tax Exempt Fund                3.74%         3.57%           2.91%        2.80%
New York Insured Tax Exempt Fund                  3.76%         3.55%           3.01%        2.77%
North Carolina Insured Tax Exempt Fund            3.81%         4.20%           3.09%        3.45%



                                                              2006 Performance
                                         ----------------------------------------------------------
                                                  Class A                       Class B
                                         ----------------------------  ----------------------------
                                           Distribution         Total    Distribution         Total
Fund                                              Yield        Return           Yield        Return
------                                   --------------  ------------  --------------  ------------
Ohio Insured Tax Exempt Fund                      4.07%         3.86%           3.29%         3.07%
Oregon Insured Tax Exempt Fund                    3.69%         4.04%           2.96%         3.28%
Pennsylvania Insured Tax Exempt Fund              3.92%         3.94%           3.10%         3.18%
Virginia Insured Tax Exempt Fund                  3.79%         3.95%           2.98%         3.19%


The Funds' performance was largely driven by the flattening of the municipal bond market's yield curve, the decline of long-term municipal bond yields, and the underperformance of insured municipal bonds relative to uninsured municipal bonds. Specific factors discussed below also materially affected the performance of certain Funds.

The municipal bond market had moderate returns in 2006. While benchmark U.S. Treasury yields rose during the year, long-term municipal bond yields fell. This difference in performance was attributable to substantial demand for municipal bonds by non-traditional investors who were attracted to the municipal market's relatively steep yield curve. Consequently, long-term municipal bond yields fell to their lowest levels since the 1960s, which caused both the yield curve to flatten to its narrowest slope in over 30 years and long-term municipal bonds to outperform substantially short- and intermediate-term bonds.

The interest rate environment hurt the total return performance of the Tax Exempt Funds, with the exception of the Insured Tax Exempt Fund II, as they were underweight long-term maturities, in the expectation of higher interest rates. The relative performance of the Insured Tax Exempt Fund and the Insured Intermediate Tax Exempt Fund were most notably affected because of their comparatively short weighted average maturities.

In the case of the Insured Tax Exempt Fund, its relatively short average maturity reflected our decision to retain sizable positions purchased a number of years ago in a higher yield environment. These positions were long-term bonds when purchased, but are now short and intermediate term. The sale of these securities in order to extend the Fund's average maturity would have resulted in a significant reduction in the Fund's dividends and a substantial capital gains distribution.

FIRST INVESTORS INSURED INTERMEDIATE TAX EXEMPT FUND
FIRST INVESTORS INSURED TAX EXEMPT FUND
FIRST INVESTORS INSURED TAX EXEMPT FUND II
FIRST INVESTORS SINGLE STATE INSURED TAX EXEMPT FUNDS
  Arizona, California, Colorado, Connecticut, Florida, Georgia, Maryland, Massachusetts, Michigan, Minnesota, Missouri, New Jersey, New York, North Carolina, Ohio, Oregon, Pennsylvania and Virginia

The Insured Tax Exempt Fund II, First Investors' other long-term national insured fund, had a higher total return but a lower distribution yield than the Insured Tax Exempt Fund. These differences reflected, among other factors, the Insured Tax Exempt Fund II's stated secondary objective of total return which resulted in a different management strategy than in the Insured Tax Exempt Fund. This strategy included an overweight in long-term bonds, which helped total return, and greater trading activity which also helped total return but reduced the distribution yield.

Continuing a multi-year trend of tighter credit spreads, insured municipal bonds underperformed uninsured bonds as demand by investors for yield boosted the returns of the latter. Given that all the bonds in our Funds are insured, the underperformance of insured municipal bonds hurt the Funds' performance versus their broad market benchmark.

Lastly, Fund-specific factors materially affected the total return performance of most of the Funds. Almost all of the Funds had holdings prerefunded, which helped performance. Trading activity also added to the total returns of a majority of the Funds, in particular the Insured Tax Exempt Fund II and the Missouri Fund. On the other hand, the performance of several Funds (particularly the Insured Tax Exempt and Pennsylvania Funds) was adversely affected by the performance of certain holdings with sinking funds.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/S/CLARK D. WAGNER

Clark D. Wagner
Portfolio Manager
and Director of Fixed Income
First Investors Management Company, Inc.

January 31, 2007

* For purposes of comparison, the yield on the Merrill Lynch Municipal Securities Master Index was 3.89% as of December 31, 2006. This Index, which generally represents the municipal bond market, does not reflect fees or expenses associated with investing in individual bonds. You may not invest directly in any index.

Fund Expenses
INSURED INTERMEDIATE TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                 Beginning        Ending
                                                  Account        Account      Expenses Paid
                                                   Value          Value       During Period
                                                  (7/1/06)      (12/31/06)  (7/1/06-12/31/06)*
----------------------------------------------------------------------------------------------
Expense Example -- Class A Shares
Actual                                          $1,000.00      $1,033.78            $6.46
Hypothetical
  (5% annual return before expenses)            $1,000.00      $1,018.86            $6.41
----------------------------------------------------------------------------------------------
Expense Example -- Class B Shares
Actual                                          $1,000.00      $1,029.86           $10.28
Hypothetical
  (5% annual return before expenses)            $1,000.00      $1,015.08           $10.21
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.26% for Class A shares and 2.01% for Class B shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
TOP TEN STATES

(BAR CHART DATA:)

Massachusetts                                        15.1%
Michigan                                             13.5%
California                                           10.8%
Pennsylvania                                          7.6%
New York                                              6.1%
Alabama                                               5.8%
West Virginia                                         4.7%
Louisiana                                             4.0%
Connecticut                                           3.8%
Arizona                                               3.8%

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2006, and are based on the total value of investments.

Cumulative Performance Information
INSURED INTERMEDIATE TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Insured Intermediate Tax Exempt Fund (Class A shares) and the Merrill Lynch Municipal Securities Master Index.

First Investors Insured Intermediate Tax Exempt Fund
Graph Plot Points
for the periods Ended 12/31/06

                     Insured         Merrill
                Intermediate           Lynch
                  Tax Exempt       Municipal
                        Fund           Index
Dec-96                $9,425         $10,000
Dec-97                10,767          11,092
Dec-98                11,464          11,879
Dec-99                11,522          11,125
Dec-00                12,688          13,033
Dec-01                13,299          13,616
Dec-02                14,985          15,076
Dec-03                15,552          16,008
Dec-04                15,751          16,881
Dec-05                15,890          17,546
Dec-06                16,351          18,417

(INSET BOX IN CHART READS:)

                     Average Annual Total Returns*
Class A Shares       N.A.V. Only    S.E.C. Standardized
 One Year               2.90%            (3.05%)
 Five Years             4.22%             2.98%
 Ten Years              5.04%             4.43%
 S.E.C. 30-Day Yield             2.64%
Class B Shares
 One Year               2.12%            (1.88%)
 Five Years             3.43%             3.08%
 Ten Years              4.31%             4.31%
 S.E.C. 30-Day Yield             2.06%

  The graph compares a $10,000 investment in the First Investors Insured Intermediate Tax Exempt Fund (Class A shares) beginning 12/31/96 with a theoretical investment in the Merrill Lynch Municipal Securities Master Index (the "Index"). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/06) include the reinvestment of all distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (3.19%), 2.78% and 4.02%, respectively, and the S.E.C. 30-Day Yield for December 2006 would have been 2.41%. The Class B "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (2.02%), 2.87% and 3.84%, respectively, and the S.E.C. 30-Day Yield for December 2006 would have been 1.83%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.


Portfolio of Investments
INSURED INTERMEDIATE TAX EXEMPT FUND
December 31, 2006

-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 Amount
                                                                                                               Invested
                                                                                                               For Each
  Principal                                                                                                  $10,000 of
     Amount     Security                                                                            Value    Net Assets
-----------------------------------------------------------------------------------------------------------------------
                MUNICIPAL BONDS--108.4%
                Alabama--6.2%
     $1,000M    Birmingham Series "A" 5 1/2% 4/1/2013                                          $1,094,200          $211
      1,000M    Mobile Ref. & Imp. Wts. GO 5% 2/15/2014                                         1,078,030           207
      1,000M    Montgomery Cnty. Pub. Bldg. Rev. Wts.
                  5% 3/1/2013                                                                   1,069,820           206
-----------------------------------------------------------------------------------------------------------------------
                                                                                                3,242,050           624
-----------------------------------------------------------------------------------------------------------------------
                Alaska--2.0%
      1,000M    Alaska St. Sport Fishing Rev. 5% 4/1/2017                                       1,026,150           197
-----------------------------------------------------------------------------------------------------------------------
                Arizona--4.1%
      1,000M    Downtown Phoenix Hotel Corp. Rev.
                  Series "A" 5% 7/1/2012                                                        1,067,140           205
      1,000M    Maricopa Cnty. Sch. Dist. # 69 (Paradise Valley)
                  5% 7/1/2013                                                                   1,076,200           207
-----------------------------------------------------------------------------------------------------------------------
                                                                                                2,143,340           412
-----------------------------------------------------------------------------------------------------------------------
                California--11.7%
      1,000M    California State Univ. Pub. Wks. Rev. Series "A"
                  5% 10/1/2015                                                                  1,090,820           210
      1,000M    California Statewide Cmntys. Pollution Cntl. Rev.
                  Series "B" 4.1% 4/1/2013**                                                    1,017,040           196
      2,500M    Los Angeles Cnty. Pub. Wks. (Calabasas Landfill)
                  5% 6/1/2020                                                                   2,629,900           506
      1,240M    Los Angeles Wtr. & Pwr. Rev. Series "A"
                  5 1/4% 7/1/2018                                                               1,323,092           254
-----------------------------------------------------------------------------------------------------------------------
                                                                                                6,060,852         1,166
-----------------------------------------------------------------------------------------------------------------------
                Connecticut--4.1%
      2,000M    Waterbury GO Series "B" 5% 4/1/2013                                             2,145,920           413
-----------------------------------------------------------------------------------------------------------------------
                District of Columbia--2.0%
      1,000M    District of Columbia COP 5 1/4% 1/1/2010                                        1,042,940           201
-----------------------------------------------------------------------------------------------------------------------





-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 Amount
                                                                                                               Invested
                                                                                                               For Each
  Principal                                                                                                  $10,000 of
     Amount     Security                                                                            Value    Net Assets
-----------------------------------------------------------------------------------------------------------------------
                Florida--2.1%
     $1,000M    Charlotte County Util. Rev. 5% 10/1/2015                                       $1,090,820          $210
-----------------------------------------------------------------------------------------------------------------------
                Georgia--2.1%
      1,000M    Georgia Fed. Hwy. & Twy. Auth. Rev.
                  5% 6/1/2014                                                                   1,085,560           209
-----------------------------------------------------------------------------------------------------------------------
                Indiana--2.1%
      1,000M    New Albany Floyd County Sch. Bldg. Corp.
                  5 3/4% 7/15/2012*                                                             1,104,830           212
-----------------------------------------------------------------------------------------------------------------------
                Kansas--2.1%
      1,025M    Shawnee Cnty. Sch. Dist. #345 (Seaman) GO
                  5% 9/1/2011                                                                   1,084,634           209
-----------------------------------------------------------------------------------------------------------------------
                Louisiana--4.3%
      1,000M    Louisiana St. Citizens Ppty. Ins. Rev. Series "B"
                  5 1/4% 6/1/2013                                                               1,085,300           209
      1,000M    Louisiana St. GO 5% 7/15/2012                                                   1,063,950           205
        100M    New Orleans GO 5 1/8% 12/1/2010                                                   104,434            20
-----------------------------------------------------------------------------------------------------------------------
                                                                                                2,253,684           434
-----------------------------------------------------------------------------------------------------------------------
                Massachusetts--16.4%
      8,300M    Massachusetts St. Wtr. (Municipal Secs. Trust Ctfs.)
                  5% 8/1/2024***                                                                8,501,927         1,636
-----------------------------------------------------------------------------------------------------------------------
                Michigan--14.7%
      1,030M    Coopersville Area Pub. Schs. GO 5% 5/1/2014                                     1,113,121           214
      1,000M    Gibraltar Sch. Dist. Bldg. & Site GO 5% 5/1/2012                                1,063,750           205
      1,130M    Michigan Muni. Bond Auth. Rev. Series "A"
                  5% 5/1/2019                                                                   1,189,743           229
      1,000M    Mount Clemens Cmnty. School District GO
                  5% 5/1/2014                                                                   1,080,700           208
      1,000M    River Rouge School District GO 5% 5/1/2019                                      1,057,310           203
      2,000M    Rochester Cmnty. School District GO
                  5% 5/1/2012                                                                   2,127,500           409
-----------------------------------------------------------------------------------------------------------------------
                                                                                                7,632,124         1,468
-----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
INSURED INTERMEDIATE TAX EXEMPT FUND
December 31, 2006
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 Amount
                                                                                                               Invested
                                                                                                               For Each
  Principal                                                                                                  $10,000 of
     Amount     Security                                                                            Value    Net Assets
-----------------------------------------------------------------------------------------------------------------------
                Mississippi--2.0%
     $1,000M    Gulfport GO 5% 3/1/2010                                                        $1,038,670          $200
-----------------------------------------------------------------------------------------------------------------------
                New Jersey--2.1%
      1,000M    Kearny Gen. Impt. Series "A" GO 5% 2/1/2015                                     1,082,740           208
-----------------------------------------------------------------------------------------------------------------------
                New York--6.6%
      2,225M    New York City GO 5 1/8% 6/1/2018                                                2,371,183           456
      1,000M    New York St. Univ. Dorm. Facs. Rev.
                  5% 7/1/2013                                                                   1,075,610           207
-----------------------------------------------------------------------------------------------------------------------
                                                                                                3,446,793           663
-----------------------------------------------------------------------------------------------------------------------
                North Carolina--2.0%
      1,000M    North Carolina Pwr. Agy. (Catawba Electric)
                  Rev. Series "A" 5% 1/1/2017                                                   1,041,800           200
-----------------------------------------------------------------------------------------------------------------------
                Ohio--4.1%
      2,000M    Lakewood City School Dist. GO 5% 12/1/2018                                      2,134,540           411
-----------------------------------------------------------------------------------------------------------------------
                Oklahoma--.3%
        155M    Grady County Indl. Dev. Auth. Rev.
                  5 3/8% 11/1/2009                                                                158,582            30
-----------------------------------------------------------------------------------------------------------------------
                Pennsylvania--8.3%
      1,000M    Penn Manor School Dist. GO 5% 6/1/2014                                          1,071,760           207
      3,000M    Pennsylvania St. First Series GO 5% 1/1/2013*                                   3,212,850           618
-----------------------------------------------------------------------------------------------------------------------
                                                                                                4,284,610           825
-----------------------------------------------------------------------------------------------------------------------
                Texas--4.0%
      1,000M    Lower Colorado River Auth. Rev. 5% 5/15/2013                                    1,050,250           202
      1,000M    Port Arthur Ind. Sch. Dist. GO 5 1/4% 2/15/2017                                 1,029,760           198
-----------------------------------------------------------------------------------------------------------------------
                                                                                                2,080,010           400
-----------------------------------------------------------------------------------------------------------------------





-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 Amount
                                                                                                               Invested
                                                                                                               For Each
  Principal                                                                                                  $10,000 of
     Amount     Security                                                                            Value    Net Assets
-----------------------------------------------------------------------------------------------------------------------
                West Virginia--5.1%
     $2,500M    West Virginia St. GO 5% 6/1/2012                                               $2,664,200          $513
-----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $55,529,558)                                      108.4%  56,346,776        10,841
Excess of Liabilities Over Other Assets                                                 (8.4)  (4,373,374)         (841)
-----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                             100.0% $51,973,402       $10,000
=======================================================================================================================


  * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

 ** Municipal Bonds which have an irrevocable mandatory put by the issuer are shown maturing at the put date.

*** Security represents fixed rate bond exchanged in conjunction with floating rate notes issued (see Note 1F).

    Summary of Abbreviations:
      COP Certificate of Participation
      GO  General Obligation

See notes to financial statements

Fund Expenses
INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                 Beginning        Ending
                                                  Account        Account      Expenses Paid
                                                   Value          Value       During Period
                                                 (7/1/06)       (12/31/06)  (7/1/06-12/31/06)*
----------------------------------------------------------------------------------------------
Expense Example -- Class A Shares
Actual                                           $1,000.00      $1,037.90         $5.55
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,019.77         $5.50
---------------------------------------------------------------------------------------------
Expense Example -- Class B Shares
Actual                                           $1,000.00      $1,034.17         $9.33
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,016.04         $9.25
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.08% for Class A shares and 1.82% for Class B shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).


Portfolio Composition
TOP TEN STATES

(BAR CHART DATA:)

Illinois                                             12.8%
Texas                                                12.2%
Georgia                                              11.3%
New York                                              8.8%
Wisconsin                                             5.1%
Massachusetts                                         4.4%
New Jersey                                            3.8%
Missouri                                              3.5%
North Carolina                                        3.2%
Washington                                            3.2%

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2006, and are based on the total value of investments.

Cumulative Performance Information
INSURED TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Insured Tax Exempt Fund (Class A shares) and the Merrill Lynch Municipal Securities Master Index.

First Investors Insured Tax Exempt Fund
Graph Plot Points
for the periods Ended 12/31/06

                                     Merrill
                     Insured           Lynch
                  Tax Exempt       Municipal
                        Fund           Index
Dec-96                $9,425         $10,000
Dec-97                10,827          11,092
Dec-98                11,435          11,879
Dec-99                11,020          11,125
Dec-00                12,335          13,033
Dec-01                12,767          13,616
Dec-02                14,056          15,076
Dec-03                14,690          16,008
Dec-04                15,052          16,881
Dec-05                15,310          17,546
Dec-06                15,832          18,417

(INSET BOX IN CHART READS:)

                      Average Annual Total Returns*
Class A Shares       N.A.V. Only   S.E.C. Standardized
 One Year               3.41%            (2.54%)
 Five Years             4.40%             3.17%
 Ten Years              4.70%             4.08%
 S.E.C. 30-Day Yield             2.83%
Class B Shares
 One Year               2.66%            (1.34%)
 Five Years             3.65%             3.30%
 Ten Years              4.09%             4.09%
 S.E.C. 30-Day Yield             2.26%

  The graph compares a $10,000 investment in the First Investors Insured Tax Exempt Fund (Class A shares) beginning 12/31/96 with a theoretical investment in the Merrill Lynch Municipal Securities Master Index (the "Index"). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/06) include the reinvestment of all distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (2.58%), 3.09% and 4.03%, respectively. The Class B "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (1.38%), 3.22% and 4.05%, respectively. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.


Portfolio of Investments
INSURED TAX EXEMPT FUND
December 31, 2006

-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 Amount
                                                                                                               Invested
                                                                                                               For Each
  Principal                                                                                                  $10,000 of
     Amount     Security                                                                            Value    Net Assets
-----------------------------------------------------------------------------------------------------------------------
                MUNICIPAL BONDS--103.2%
                Alabama--.9%
     $5,835M    Alabama Water Pollution Control Auth.
                  6% 8/15/2014                                                                 $6,169,170           $87
-----------------------------------------------------------------------------------------------------------------------
                Arizona--2.8%
      5,135M    Arizona Board Regents COP 5% 6/1/2022                                           5,509,136            78
      8,550M    Arizona State Municipal Fing. Prog. COP
                  7.7% 8/1/2010                                                                 9,287,181           131
      5,000M    Phoenix Civic Improvement Corp. 5% 7/1/2030                                     5,305,200            75
-----------------------------------------------------------------------------------------------------------------------
                                                                                               20,101,517           284
-----------------------------------------------------------------------------------------------------------------------
                California--3.3%
                California State General Obligations:
     10,000M      5% 6/1/2027                                                                  10,609,200           150
      5,000M      5% 11/1/2030                                                                  5,190,450            73
      2,000M    Colton Joint Unified School Dist. GO Series "A"
                  5 3/8% 8/1/2026                                                               2,191,400            31
                Dublin Unified School Dist. GO Series "A":
      2,400M      5% 8/1/2027                                                                   2,531,808            36
      2,600M      5% 8/1/2028                                                                   2,741,258            39
-----------------------------------------------------------------------------------------------------------------------
                                                                                               23,264,116           329
-----------------------------------------------------------------------------------------------------------------------
                Connecticut--2.8%
      9,000M    Connecticut State GO Series "C" 5% 4/1/2023                                     9,601,290           136
      9,000M    Connecticut State Spl. Tax Oblig. Rev. Trans.
                  Infrastructure 6 1/8% 9/1/2012                                                9,859,410           139
-----------------------------------------------------------------------------------------------------------------------
                                                                                               19,460,700           275
-----------------------------------------------------------------------------------------------------------------------
                District of Columbia--.9%
      5,000M    District of Columbia GO Series "B"
                  6% 6/1/2021                                                                   6,093,050            86
-----------------------------------------------------------------------------------------------------------------------
                Florida--.2%
      1,075M    West Coast Regl. Wtr. Supply Rev.
                  10.4% 10/1/2010*                                                              1,224,178            17
-----------------------------------------------------------------------------------------------------------------------





-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 Amount
                                                                                                               Invested
                                                                                                               For Each
  Principal                                                                                                  $10,000 of
     Amount     Security                                                                            Value    Net Assets
-----------------------------------------------------------------------------------------------------------------------
                Georgia--11.7%
    $15,000M    Atlanta Airport Rev. Series "A" 5 1/2% 1/1/2010*                              $15,927,450          $226
      9,040M    Atlanta Water & Wastewater Rev. Series "A"
                  5 1/2% 11/1/2019                                                             10,399,345           147
      2,540M    Fulton County Dev. Auth. Rev. Klaus Parking &
                  Family Hsg. Projs. (Georgia Tech. Facs.)
                     5 1/4% 11/1/2021                                                           2,762,631            39
                Metropolitan Atlanta Rapid Transit Authority
                  Sales Tax Revenue:
     20,250M        6 1/4% 7/1/2011                                                            22,053,465           312
     28,305M        6% 7/1/2013                                                                31,669,049           448
-----------------------------------------------------------------------------------------------------------------------
                                                                                               82,811,940         1,172
-----------------------------------------------------------------------------------------------------------------------
                Hawaii--1.7%
                Hawaii State General Obligations:
      5,500M      6% 10/1/2009                                                                  5,836,875            82
      6,000M      6% 10/1/2010                                                                  6,490,740            92
-----------------------------------------------------------------------------------------------------------------------
                                                                                               12,327,615           174
-----------------------------------------------------------------------------------------------------------------------
                Illinois--13.3%
                Chicago Board of Education Lease Certificates of
                  Participation Series "A":
      5,000M        6% 1/1/2016                                                                 5,822,900            82
     36,200M        6% 1/1/2020                                                                42,517,986           602
                Illinois Development Fin. Auth. Revenue
                  (Rockford School #205):
      5,000M        6.6% 2/1/2010                                                               5,420,650            77
      3,000M        6.65% 2/1/2011                                                              3,334,200            47
                Illinois State First Series General Obligations:
      5,250M      6 1/8% 1/1/2010*                                                              5,612,040            79
      4,500M      5 1/2% 2/1/2016                                                               4,858,560            69
      8,000M      5 1/2% 5/1/2017                                                               8,550,400           121
     12,000M      5 1/2% 5/1/2018                                                              12,810,840           181
      4,000M    Regional Transportation Auth. 7 3/4% 6/1/2019                                   5,241,160            74
-----------------------------------------------------------------------------------------------------------------------
                                                                                               94,168,736         1,332
-----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
INSURED TAX EXEMPT FUND
December 31, 2006
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 Amount
                                                                                                               Invested
                                                                                                               For Each
  Principal                                                                                                  $10,000 of
     Amount     Security                                                                            Value    Net Assets
-----------------------------------------------------------------------------------------------------------------------
                Louisiana--2.2%
    $10,000M    Ernest N. Morial (New Orleans LA Exhibit Hall)
                  Auth. Spl. Tax 5% 7/15/2033                                                 $10,371,700          $147
     10,650M    Regional Trans. Auth. Zero Coupon 12/1/2021                                     5,332,349            75
-----------------------------------------------------------------------------------------------------------------------
                                                                                               15,704,049           222
-----------------------------------------------------------------------------------------------------------------------
                Massachusetts--4.6%
     10,025M    Boston Water & Sewer Rev. 5 3/4% 11/1/2013                                     10,721,938           152
     20,550M    Massachusetts State GO 6% 8/1/2009                                             21,746,627           307
-----------------------------------------------------------------------------------------------------------------------
                                                                                               32,468,565           459
-----------------------------------------------------------------------------------------------------------------------
                Michigan--2.7%
      2,000M    Detroit City School District GO 5% 5/1/2028                                     2,093,600            29
     10,000M    Michigan State Environmental Protection Prog. GO
                  6 1/4% 11/1/2012                                                             10,949,500           155
      4,500M    Monroe County Economic Dev. Corp.
                  (Detroit Edison Co.) 6.95% 9/1/2022                                           5,989,545            85
-----------------------------------------------------------------------------------------------------------------------
                                                                                               19,032,645           269
-----------------------------------------------------------------------------------------------------------------------
                Minnesota--1.9%
                Minneapolis & St. Paul Metro Airports Comm.
                  Airport Rev. Series "C":
      3,380M        5 1/2% 1/1/2017                                                             3,623,292            52
      3,315M        5 1/2% 1/1/2018                                                             3,542,144            50
      5,770M        5 1/2% 1/1/2019                                                             6,156,532            87
-----------------------------------------------------------------------------------------------------------------------
                                                                                               13,321,968           189
-----------------------------------------------------------------------------------------------------------------------
                Missouri--3.7%
                Missouri State Health & Educ. Facs. Auth.
                  Series "A" (BJC Hlth. Sys.):
      6,840M        6 3/4% 5/15/2010                                                            7,500,607           106
     10,175M        6 3/4% 5/15/2011                                                           11,423,167           162
      6,690M    Springfield Pub. Bldg. Corp. 5% 7/1/2036                                        7,057,147           100
-----------------------------------------------------------------------------------------------------------------------
                                                                                               25,980,921           368
-----------------------------------------------------------------------------------------------------------------------





-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 Amount
                                                                                                               Invested
                                                                                                               For Each
  Principal                                                                                                  $10,000 of
     Amount     Security                                                                            Value    Net Assets
-----------------------------------------------------------------------------------------------------------------------
                Nevada--2.4%
    $10,195M    Clark County Nevada Bond Bank GO
                  5 1/2% 6/1/2011*                                                            $10,964,824          $155
      6,000M    Las Vegas New Convention & Visitors Auth. Rev.
                  5 3/4% 7/1/2009*                                                              6,358,200            90
-----------------------------------------------------------------------------------------------------------------------
                                                                                               17,323,024           245
-----------------------------------------------------------------------------------------------------------------------
                New Jersey--4.0%
     27,000M    New Jersey State Turnpike Auth.
                  5% 1/1/2035***                                                               27,892,620           395
-----------------------------------------------------------------------------------------------------------------------
                New Mexico--1.5%
     10,000M    New Mexico Fin. Auth. State Trans. Rev. Series "A"
                  5 1/4% 6/15/2021                                                             10,851,600           154
-----------------------------------------------------------------------------------------------------------------------
                New York--9.2%
                New York City General Obligations:
      5,000M      Series "C" 5 1/2% 3/15/2012*                                                  5,424,150            77
      1,025M      Series "G" 5 5/8% 8/1/2012*                                                   1,129,509            16
      2,250M      Series "G" 5 5/8% 8/1/2020                                                    2,461,568            35
     22,250M    New York City Municipal Water Fin. Auth. Rev.
                  6% 6/15/2021                                                                 27,206,855           385
                New York State Dorm. Auth. Rev.
                  (New York University):
      5,000M        5 7/8% 5/15/2017                                                            5,867,650            83
     10,000M        Series "A" 5 3/4% 7/1/2027                                                 12,216,600           173
      5,185M    New York State Housing Fin. Agy. Rev.
                  5 7/8% 11/1/2010                                                              5,266,819            74
      5,000M    Suffolk County Judicial Facs. Agy. (John P. Cohalan
                  Complex) 5 3/4% 10/15/2013                                                    5,324,250            75
-----------------------------------------------------------------------------------------------------------------------
                                                                                               64,897,401           918
-----------------------------------------------------------------------------------------------------------------------
                North Carolina--3.4%
      3,030M    Charlotte Airport Rev. Series "A" 5 1/4% 7/1/2023                               3,285,338            47
                North Carolina Municipal Pwr. Agy. (Catawba Elec.):
     10,110M      6% 1/1/2010                                                                  10,765,735           152
      8,945M      6% 1/1/2011                                                                   9,698,527           137
-----------------------------------------------------------------------------------------------------------------------
                                                                                               23,749,600           336
-----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
INSURED TAX EXEMPT FUND
December 31, 2006
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 Amount
                                                                                                               Invested
                                                                                                               For Each
  Principal                                                                                                  $10,000 of
     Amount     Security                                                                            Value    Net Assets
-----------------------------------------------------------------------------------------------------------------------
                North Dakota--1.7%
    $10,500M    Mercer County Pollution Control Rev. (Basin Elec.
                  Pwr. Coop.) 7.2% 6/30/2013                                                  $11,884,005          $168
-----------------------------------------------------------------------------------------------------------------------
                Ohio--1.0%
      6,000M    Jefferson County Jail Construction GO
                  5 3/4% 12/1/2019                                                              7,110,480           101
-----------------------------------------------------------------------------------------------------------------------
                Oklahoma--.8%
                Oklahoma State Ind. Dev. Auth.
                  (Intregris Hlth. Sys.):
      2,330M        6% 8/15/2009*                                                               2,482,801            35
      3,210M        6% 8/15/2017                                                                3,413,097            49
-----------------------------------------------------------------------------------------------------------------------
                                                                                                5,895,898            84
-----------------------------------------------------------------------------------------------------------------------
                Oregon--.8%
                Portland Urban Renewal & Redev. South Park
                  Blocks Series "A":
      2,695M        5 3/4% 6/15/2015                                                            2,895,966            41
      2,630M        5 3/4% 6/15/2016                                                            2,824,331            40
-----------------------------------------------------------------------------------------------------------------------
                                                                                                5,720,297            81
-----------------------------------------------------------------------------------------------------------------------
                Pennsylvania--2.7%
      4,925M    Philadelphia Housing Auth. Capital Fund Prog. Rev.
                  Series "A" 5 1/2% 12/1/2019                                                   5,442,125            77
     12,050M    Pittsburgh Water & Sewer Auth. Rev.
                  6 1/2% 9/1/2013                                                              13,602,402           193
-----------------------------------------------------------------------------------------------------------------------
                                                                                               19,044,527           270
-----------------------------------------------------------------------------------------------------------------------
                South Dakota--.5%
      3,755M    South Dakota Hlth. & Educ. Facs. Auth.
                  (McKennan Hosp.) 7 5/8% 1/1/2008*                                             3,891,457            55
-----------------------------------------------------------------------------------------------------------------------
                Tennessee--.5%
      3,500M    Memphis-Shelby County Sports Auth. Rev.
                  (Memphis Arena Proj.)
                  Series "A" 5 1/2% 11/1/2016                                                   3,819,550            54
-----------------------------------------------------------------------------------------------------------------------





-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 Amount
                                                                                                               Invested
                                                                                                               For Each
  Principal                                                                                                  $10,000 of
     Amount     Security                                                                            Value    Net Assets
-----------------------------------------------------------------------------------------------------------------------
                Texas--12.6%
    $16,000M    Austin Utilities Systems Rev. 6% 11/15/2013                                   $17,652,000          $250
     10,000M    Harris County Lien Toll
                  5 1/4% 8/15/2035***                                                          10,533,300           149
                Harris County Toll Road Sub. Liens General
                  Obligations Series "A":
     11,065M        6 1/2% 8/15/2012                                                           12,628,042           179
      7,305M        6 1/2% 8/15/2013                                                            8,480,959           120
     18,000M    Houston Utility Sys. Combined Util. Rev.
                  4 3/4% 11/15/2030***                                                         18,564,120           262
                Houston Water Conveyance System Certificates
                  of Participation:
      4,000M        6 1/4% 12/15/2013                                                           4,593,360            65
      6,035M        6 1/4% 12/15/2015                                                           7,117,377           101
      9,400M    Lower Colorado River Auth. Rev. 5% 5/15/2031                                    9,789,442           138
-----------------------------------------------------------------------------------------------------------------------
                                                                                               89,358,600         1,264
-----------------------------------------------------------------------------------------------------------------------
                Utah--.3%
      1,470M    Provo Utah Electric System Rev. 10 3/8% 9/15/2015                               1,898,711            27
-----------------------------------------------------------------------------------------------------------------------
                Virginia--.5%
      3,310M    Norfolk Airport Auth. Rev. Series "A"
                  5% 7/1/2022                                                                   3,447,597            49
-----------------------------------------------------------------------------------------------------------------------
                Washington--3.3%
                Snohomish County Washington Ltd. Tax
                  General Obligations:
      7,975M        5 1/2% 12/1/2017                                                            8,558,132           121
      8,410M        5 1/2% 12/1/2018                                                            9,013,249           127
      5,490M    Washington State GO 5% 1/1/2023                                                 5,846,905            83
-----------------------------------------------------------------------------------------------------------------------
                                                                                               23,418,286           331
-----------------------------------------------------------------------------------------------------------------------
                Wisconsin--5.3%
     12,000M    Superior Wisconsin Ltd. Oblig. Rev.
                  (Midwest Energy) 6.9% 8/1/2021                                               15,643,200           221
                Wisconsin State General Obligations:
      9,630M      5% 5/1/2022                                                                  10,412,052           147
     10,595M      5% 5/1/2025                                                                  11,292,045           160
-----------------------------------------------------------------------------------------------------------------------
                                                                                               37,347,297           528
-----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $670,093,878)                                            729,680,120        10,323
-----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
INSURED TAX EXEMPT FUND
December 31, 2006
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 Amount
                                                                                                               Invested
                                                                                                               For Each
  Principal                                                                                                  $10,000 of
     Amount     Security                                                                             Value   Net Assets
-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM TAX EXEMPT INVESTMENTS--.6%
                Adjustable Rate Notes**
     $4,000M    Illinois Health Facs. Auth. Rev. 3.89%                                          $4,000,000          $57
        200M    Puerto Rico Commonwealth Govt. Dev. Bank 3.73%                                     200,000            3
-----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Tax Exempt Investments (cost $4,200,000)                               4,200,000           60
-----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $674,293,878)                               103.8%  733,880,120       10,383
Excess of Liabililties Over Other Assets                                                (3.8)  (27,059,220)        (383)
-----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                             100.0% $706,820,900      $10,000
=======================================================================================================================


  * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

 ** Interest rates are determined and reset periodically by the issuer and are the rates in effect at December 31, 2006.

*** Security represents fixed rate bond exchanged in conjunction with floating rate notes issued (see Note 1F).

    Summary of Abbreviations:
      COP Certificate of Participation
      GO  General Obligation

See notes to financial statements

Fund Expenses
INSURED TAX EXEMPT FUND II

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                 Beginning        Ending
                                                  Account        Account      Expenses Paid
                                                   Value          Value       During Period
                                                 (7/1/06)       (12/31/06)  (7/1/06-12/31/06)*
----------------------------------------------------------------------------------------------
Expense Example -- Class A Shares
Actual                                           $1,000.00      $1,048.35         $5.16
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,020.17         $5.09
----------------------------------------------------------------------------------------------
Expense Example -- Class B Shares
Actual                                           $1,000.00      $1,044.30         $9.02
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,016.39         $8.89
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.00% for Class A shares and 1.75% for Class B shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
TOP TEN STATES

(BAR CHART DATA:)

Michigan                                             14.3%
Ohio                                                 14.0%
Texas                                                 7.4%
California                                            7.0%
Pennsylvania                                          6.9%
Indiana                                               6.3%
Wisconsin                                             4.2%
Missouri                                              4.2%
Minnesota                                             4.1%
Florida                                               4.0%

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2006, and are based on the total value of investments.

Cumulative Performance Information
INSURED TAX EXEMPT FUND II

Comparison of change in value of $10,000 investment in the First Investors Insured Tax Exempt Fund II (Class A shares) and the Merrill Lynch Municipal Securities Master Index.

First Investors Insured Tax Exempt Fund II
Graph Plot Points
for the periods Ended 12/31/06

                     Insured         Merrill
                         Tax           Lynch
                      Exempt       Municipal
                     Fund II           Index
Dec-96                $9,425         $10,000
Dec-97                11,030          11,092
Dec-98                11,845          11,879
Dec-99                11,618          11,125
Dec-00                13,187          13,033
Dec-01                13,902          13,616
Dec-02                15,617          15,076
Dec-03                16,405          16,008
Dec-04                17,120          16,881
Dec-05                17,765          17,546
Dec-06                18,621          18,417

(INSET BOX IN CHART READS:)

                        Average Annual Total Returns*
Class A Shares         N.A.V. Only    S.E.C. Standardized
 One Year                 4.82%            (1.24%)
 Five Years               6.02%             4.78%
 Ten Years                6.41%             5.79%
 S.E.C. 30-Day Yield               2.74%
Class B Shares
 One Year                 4.01%              .01%
 Five Years               5.22%             4.90%
 Since Inception
 (12/18/00)               5.25%             5.25%
 S.E.C. 30-Day Yield               2.15%

  The graph compares a $10,000 investment in the First Investors Insured Tax Exempt Fund II (Class A shares) beginning 12/31/96 with a theoretical investment in the Merrill Lynch Municipal Securities Master Index (the "Index"). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/06) include the reinvestment of all distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%) . The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (1.41%), 4.39% and 5.09%, respectively, and the S.E.C. 30-Day Yield for December 2006 would have been 2.61% . The Class B "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Since Inception would have been (.17%), 4.46% and 4.79%, respectively, and the S.E.C. 30-Day Yield for December 2006 would have been 2.02% . Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.


Portfolio of Investments
INSURED TAX EXEMPT FUND II
December 31, 2006

-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 Amount
                                                                                                               Invested
                                                                                                               For Each
  Principal                                                                                                  $10,000 of
     Amount     Security                                                                            Value    Net Assets
-----------------------------------------------------------------------------------------------------------------------
                MUNICIPAL BONDS--99.3%
                Alabama--1.9%
     $2,250M    Montgomery County Public Bldg. Auth. Rev.
                  5% 3/1/2031                                                                  $2,385,563          $185
-----------------------------------------------------------------------------------------------------------------------
                Alaska--.9%
      1,000M    Alaska Intl. Airport Rev. Series "B"
                  5 3/4% 10/1/2012*                                                             1,108,380            86
-----------------------------------------------------------------------------------------------------------------------
                California--7.0%
      5,000M    California State GO 5% 6/1/2027                                                 5,304,600           411
      2,550M    Dublin Unified Sch. Dist. GO Series "A"
                  5% 8/1/2029                                                                   2,687,036           208
      1,000M    Imperial Cmnty. College Dist. GO 5% 8/1/2026                                    1,065,970            83
-----------------------------------------------------------------------------------------------------------------------
                                                                                                9,057,606           702
-----------------------------------------------------------------------------------------------------------------------
                Colorado--3.8%
      1,500M    Adams & Arapahoe Cntys. Jnt. Sch. Dist. #28J
                  Aurora GO Series "A" 5 1/8% 12/1/2021                                         1,619,715           125
      1,000M    Centennial Downs Met. Dist. GO 5% 12/1/2028                                     1,058,150            82
      1,000M    Lafayette Water Rev. 5 1/4% 12/1/2023                                           1,084,810            84
      1,000M    Stonegate Village Met. Dist. GO 5% 12/1/2022                                    1,080,260            84
-----------------------------------------------------------------------------------------------------------------------
                                                                                                4,842,935           375
-----------------------------------------------------------------------------------------------------------------------
                Florida--3.9%
        335M    Cocoa Water & Sewer Rev. 5 3/4% 10/1/2007*                                        343,589            27
      2,000M    Florida State University Edl. Sys. Facs. Rev.
                  Series "A" 5% 5/1/2027                                                        2,135,020           166
      1,000M    Orlando & Orange Cnty. Expwy. Rev. 5% 7/1/2028                                  1,024,790            79
      1,580M    Tampa Util. Tax & Spl. Rev. 5 1/4% 10/1/2021                                    1,706,416           132
-----------------------------------------------------------------------------------------------------------------------
                                                                                                5,209,815           404
-----------------------------------------------------------------------------------------------------------------------
                Georgia--1.7%
      1,000M    Fulton Cnty. Dev. Auth. Rev. Klaus Parking & Family
                  Hsg. Projs. (Georgia Tech. Facs.) 5 1/4% 11/1/2021                            1,087,650            84
      1,000M    Georgia Municipal Association, Inc. COP
                  (City Court Atlanta Proj.) 5 1/8% 12/1/2021                                   1,070,830            83
-----------------------------------------------------------------------------------------------------------------------
                                                                                                2,158,480           167
-----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
INSURED TAX EXEMPT FUND II
December 31, 2006
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 Amount
                                                                                                               Invested
                                                                                                               For Each
  Principal                                                                                                  $10,000 of
     Amount     Security                                                                            Value    Net Assets
-----------------------------------------------------------------------------------------------------------------------
                Hawaii--1.9%
     $2,270M    Honolulu City & Cnty. Water & Sewer Rev.
                  5% 7/1/2031                                                                  $2,423,770          $188
-----------------------------------------------------------------------------------------------------------------------
                Illinois--.8%
      1,000M    Illinois State Sales Tax Rev. 5% 6/15/2031                                      1,063,440            82
-----------------------------------------------------------------------------------------------------------------------
                Indiana--6.3%
      1,030M    Baugo School Bldg. Corp. 5 1/2% 1/15/2012*                                      1,117,334            87
      4,120M    Hammond Multi-School Building Corp. First Mtg.
                  5% 7/15/2022                                                                  4,477,491           347
      1,105M    Merrillville Multi-School Building Corp. GO
                  5 1/2% 1/15/2012*                                                             1,198,693            93
      1,250M    Zionsville Community Schools Bldg. Corp. GO
                  5 3/4% 1/15/2012*                                                             1,370,225           106
-----------------------------------------------------------------------------------------------------------------------
                                                                                                8,163,743           633
-----------------------------------------------------------------------------------------------------------------------
                Iowa--.9%
      1,190M    Honey Creek Iowa Park Auth. Rev. 4 1/2% 6/1/2036                                1,193,582            93
-----------------------------------------------------------------------------------------------------------------------
                Louisiana--1.5%
      1,845M    Louisiana Local Govt. Env. Facs. & Comm.
                  5 1/4% 10/1/2021                                                              1,952,582           151
-----------------------------------------------------------------------------------------------------------------------
                Maine--.8%
      1,000M    Maine Health & Higher Educ. Auth. Rev. 5% 7/1/2022                              1,070,990            83
-----------------------------------------------------------------------------------------------------------------------
                Massachusetts--.8%
      1,000M    Springfield GO 5 1/4% 1/15/2022                                                 1,079,160            84
-----------------------------------------------------------------------------------------------------------------------
                Michigan--14.2%
      3,800M    Bay City School Dist. Bldg. & Site GO 5% 5/1/2025                               4,083,935           317
      1,450M    Coopersville Area Pub. Schs. 5% 5/1/2023                                        1,553,690           120
      2,000M    Detroit Water Supply Rev. 5 1/4% 7/1/2022                                       2,192,520           170
      1,105M    Grand Rapids Cmnty. College GO 5 1/4% 5/1/2021                                  1,189,124            92
      1,455M    Grass Lake Cmnty. School District GO 5% 5/1/2031                                1,547,422           120
      1,000M    Michigan Public Pwr. Agy. Rev. (Combustion
                  Turbine #1 Proj.) 5 1/4% 1/1/2018                                             1,069,580            83
      1,410M    New Haven Cmnty. School Bldg. & Site GO
                  5% 5/1/2025                                                                   1,509,701           117
-----------------------------------------------------------------------------------------------------------------------





-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 Amount
                                                                                                               Invested
                                                                                                               For Each
  Principal                                                                                                  $10,000 of
     Amount     Security                                                                            Value    Net Assets
-----------------------------------------------------------------------------------------------------------------------
                Michigan (continued)
     $3,600M    Southfield Public School Bldg. & Site Series "B"
                  GO 5 1/8% 5/1/2021                                                           $3,885,588          $301
      1,230M    Zeeland Public Schools GO 5% 5/1/2024
                  (when-issued)                                                                 1,318,523           102
-----------------------------------------------------------------------------------------------------------------------
                                                                                               18,350,083         1,422
-----------------------------------------------------------------------------------------------------------------------
                Minnesota--4.1%
      5,000M    Western Minnesota Mun. Power Agy. Series "A"
                  5% 1/1/2030                                                                   5,239,600           406
-----------------------------------------------------------------------------------------------------------------------
                Missouri--4.2%
      2,900M    Columbia Spl. Oblig. Elec. Rev. 5% 10/1/2027                                    3,110,105           241
        200M    Liberty Sewer System Rev. 6.15% 2/1/2009*                                         210,062            16
      1,000M    Missouri Jt. Mun. Elec. Util. Rev. (Iatan 2 Proj.)
                  5% 1/1/2022                                                                   1,074,900            83
        310M    Springfield Pub. Bldg. Corp. Leasehold Rev.
                  (Springfield Rec. Proj.) Series "B" 5.85% 6/1/2010*                             331,251            26
        250M    St. Joseph School Dist. GO (Direct Dep. Prog.)
                  5 3/4% 3/1/2019                                                                 266,895            21
        375M    St. Louis County Pattonville R-3 School Dist. GO
                  (Direct Dep. Prog.) 5 3/4% 3/1/2010*                                            401,966            31
-----------------------------------------------------------------------------------------------------------------------
                                                                                                5,395,179           418
-----------------------------------------------------------------------------------------------------------------------
                Nebraska--.8%
      1,000M    Municipal Energy Agency 5 1/4% 4/1/2021                                         1,075,240            83
-----------------------------------------------------------------------------------------------------------------------
                New York--3.6%
                Camden Central School District General Obligations:
        725M      5 1/2% 3/15/2016                                                                794,658            62
        250M      5 1/2% 3/15/2017                                                                274,020            21
      1,000M    Metropolitan Trans Auth. Dedicated Tax Rev.
                  4 1/2% 11/15/2036                                                             1,005,500            78
      2,500M    New York State Thruway Auth. Rev. 4 3/4% 1/1/2030                               2,599,150           201
-----------------------------------------------------------------------------------------------------------------------
                                                                                                4,673,328           362
-----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
INSURED TAX EXEMPT FUND II
December 31, 2006
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 Amount
                                                                                                               Invested
                                                                                                               For Each
  Principal                                                                                                  $10,000 of
     Amount     Security                                                                            Value    Net Assets
-----------------------------------------------------------------------------------------------------------------------
                North Carolina--3.0%
     $1,575M    Sampson County COP 5% 6/1/2022                                                 $1,687,156          $131
      1,000M    University of North Carolina (Wilmington Student
                  Hsg. Proj.) 5% 6/1/2022                                                       1,065,610            83
      1,000M    University System Pool Rev. 5% 10/1/2026                                        1,078,290            83
-----------------------------------------------------------------------------------------------------------------------
                                                                                                3,831,056           297
-----------------------------------------------------------------------------------------------------------------------
                North Dakota--1.2%
      1,400M    North Dakota State Brd. Higher Educ. Rev.
                  (Wellness Proj.) 5% 4/1/2029                                                  1,481,256           115
-----------------------------------------------------------------------------------------------------------------------
                Ohio--14.0%
      1,255M    Akron Sewer System Rev. 5 1/4% 12/1/2020                                        1,349,075           104
      2,500M    Akron-Summit Cnty. Pub. Library GO 5% 12/1/2020                                 2,642,425           205
      2,130M    Butler Cnty. GO 5% 12/1/2026                                                    2,293,733           178
      1,380M    Cincinnati State Tech. & Cmnty. College Gen.
                  Receipts 5 1/4% 10/1/2020                                                     1,498,790           116
      3,560M    Garfield Heights City Sch. Dist. GO 5% 12/15/2024                               3,843,661           298
      2,975M    Marysville School District GO 5% 12/1/2026                                      3,182,179           247
      1,500M    Ohio State Bldg. Auth. State Facs. 5 1/2% 4/1/2018                              1,628,970           126
      1,000M    Ohio University Gen. Receipts Rev. 5% 12/1/2023                                 1,079,410            84
        450M    Youngstown GO 6% 12/1/2010*                                                       492,602            38
-----------------------------------------------------------------------------------------------------------------------
                                                                                               18,010,845         1,396
-----------------------------------------------------------------------------------------------------------------------
                Oregon--2.0%
      2,000M    Multnomah Cnty. School Dist. #7 (Reynolds) GO
                  5% 6/1/2030                                                                   2,061,780           160
        500M    Oregon State Dept. of Administrative Svcs.
                  COP 5.65% 5/1/2007*                                                             508,260            39
-----------------------------------------------------------------------------------------------------------------------
                                                                                                2,570,040           199
-----------------------------------------------------------------------------------------------------------------------
                Pennsylvania--6.9%
        525M    Erie GO 5 3/4% 5/15/2007*                                                         529,095            41
      1,200M    New Castle Sanitation Auth. Swr. 5% 6/1/2027                                    1,236,300            96
                Shamokin-Coal Twp. Jt. Swr. Revenue:
      1,755M      5% 7/1/2025                                                                   1,878,148           146
      2,950M      5% 7/1/2036                                                                   3,130,806           243
      1,000M    State Pub. Sch. Bldg. Auth. Rev. (Philadelphia)
                  5 1/4% 6/1/2013*                                                              1,089,460            84
      1,000M    Westmoreland Cnty. Mun. Auth. Rev. 5% 8/15/2028                                 1,073,340            83
-----------------------------------------------------------------------------------------------------------------------
                                                                                                8,937,149           693
-----------------------------------------------------------------------------------------------------------------------





-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 Amount
                                                                                                               Invested
                                                                                                               For Each
  Principal                                                                                                  $10,000 of
     Amount     Security                                                                           Value     Net Assets
-----------------------------------------------------------------------------------------------------------------------
                Puerto Rico--.7%
       $895M    Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl.
                  Facs. 6 1/4% 7/1/2016                                                          $896,119           $69
-----------------------------------------------------------------------------------------------------------------------
                South Carolina--.8%
      1,000M    Hilton Head Island Rev. 5 1/8% 12/1/2022                                        1,069,500            83
-----------------------------------------------------------------------------------------------------------------------
                Texas--7.4%
        405M    Austin Utility Systems Rev. 6% 11/15/2013                                         446,816            35
      5,000M    Houston Utility Systems Rev. 5 1/4% 5/15/2020                                   5,431,550           421
      1,150M    Tyler Ind. School District GO 5% 2/15/2028                                      1,214,274            94
      2,245M    Victoria Cnty. Jr. College GO 5 1/8% 8/15/2026                                  2,410,479           187
-----------------------------------------------------------------------------------------------------------------------
                                                                                                9,503,119           737
-----------------------------------------------------------------------------------------------------------------------
                Wisconsin--4.2%
      5,000M    Wisconsin State GO 5% 5/1/2022                                                  5,406,050           420
-----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $124,037,241)                                            128,148,610         9,933
-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM TAX EXEMPT INVESTMENTS--.5%
        600M    Lehigh County PA General Purpose Auth.
                  Adjustable Rate Note 3.99%** (cost $600,000)                                    600,000            46
-----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $124,637,241)                              99.8%   128,748,610         9,979
Other Assets, Less Liabilities                                                          .2        266,174            21
-----------------------------------------------------------------------------------------------------------------------
 Net Assets                                                                          100.0%  $129,014,784       $10,000
=======================================================================================================================
                                                                                  Expiration     Notional    Unrealized
Interest Rate Swap                                                                      Date       Amount  Appreciation
-----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.719% with Citibank, N.A.                                               2/5/2017      $11,000M       $2,459
=======================================================================================================================



 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rate is determined and reset daily by the issuer and is the rate in effect on December 31, 2006.

   Summary of Abbreviations:
     COP Certificate of Participation
     GO  General Obligation

See notes to financial statements

Fund Expenses
ARIZONA INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                 Beginning        Ending
                                                  Account        Account      Expenses Paid
                                                   Value          Value       During Period
                                                 (7/1/06)       (12/31/06)  (7/1/06-12/31/06)*
----------------------------------------------------------------------------------------------
Expense Example -- Class A Shares
Actual                                           $1,000.00      $1,038.40         $3.85
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,021.43         $3.82
---------------------------------------------------------------------------------------------
Expense Example -- Class B Shares
Actual                                           $1,000.00      $1,034.58         $7.69
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,017.65         $7.63
---------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .75% for Class A shares and 1.50% for Class B shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

General Obligations                                  27.2%
Other Revenue                                        26.6%
Certificates of Participation                        16.1%
Education                                            12.3%
Utilities                                             8.0%
Health Care                                           7.5%
Transportation                                        2.3%

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2006, and are based on the total value of investments.

Cumulative Performance Information
ARIZONA INSURED TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Arizona Insured Tax Exempt Fund (Class A shares) and the Merrill Lynch Municipal Securities Master Index.

First Investors Arizona Insured Tax Exempt Fund
Graph Plot Points
for the periods Ended 12/31/06

                                     Merrill
                                       Lynch
                     Arizona       Municipal
                        Fund           Index
Dec-96                $9,425         $10,000
Dec-97                10,929          11,092
Dec-98                11,603          11,879
Dec-99                11,385          11,125
Dec-00                12,625          13,033
Dec-01                13,200          13,616
Dec-02                14,535          15,076
Dec-03                15,228          16,008
Dec-04                15,762          16,881
Dec-05                16,084          17,546
Dec-06                16,705          18,417

(INSET BOX IN CHART READS:)

                      Average Annual Total Returns*
Class A Shares       N.A.V. Only   S.E.C. Standardized
 One Year               3.87%            (2.14%)
 Five Years             4.82%             3.59%
 Ten Years              5.26%             4.64%
 S.E.C. 30-Day Yield             2.91%
Class B Shares
 One Year               3.11%             (.89%)
 Five Years             4.05%             3.70%
 Ten Years              4.61%             4.61%
 S.E.C. 30-Day Yield             2.33%

  The graph compares a $10,000 investment in the First Investors Arizona Insured Tax Exempt Fund (Class A shares) beginning 12/31/96 with a theoretical investment in the Merrill Lynch Municipal Securities Master Index (the "Index"). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/06) include the reinvestment of all distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (2.53%), 3.13% and 4.09%, respectively, and the S.E.C. 30-Day Yield for December 2006 would have been 2.43%. The Class B "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (1.28%), 3.20% and 4.00%, respectively, and the S.E.C. 30-Day Yield for December 2006 would have been 1.82%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.


Portfolio of Investments
ARIZONA INSURED TAX EXEMPT FUND
December 31, 2006
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 Amount
                                                                                                               Invested
                                                                                                               For Each
  Principal                                                                                                  $10,000 of
     Amount     Security                                                                            Value    Net Assets
-----------------------------------------------------------------------------------------------------------------------
                MUNICIPAL BONDS--99.9%
                Certificates of Participation--16.1%
       $750M    Arizona Board Regents (Univ. Arizona Projs.)
                  5% 6/1/2024                                                                    $802,223          $483
        500M    Arizona State Municipal Financing Prog.
                  5 3/8% 8/1/2030                                                                 536,360           323
        750M    Arizona State Univ. Research Infrastructure
                  5% 9/1/2026                                                                     794,227           478
        500M    University Arizona Student Facs. Rev. 5% 6/1/2024                                 533,545           321
-----------------------------------------------------------------------------------------------------------------------
                                                                                                2,666,355         1,605
-----------------------------------------------------------------------------------------------------------------------
                Education--12.3%
        250M    Arizona State University Rev. Sys. 5.65% 7/1/2009*                                264,335           159
      1,000M    Energy Mgmt. Svcs. (Arizona St. Univ. Proj.
                  Main Campus) 5 1/4% 7/1/2018                                                  1,075,880           647
        640M    South Campus Group (Arizona St. Univ. Proj.
                  South Campus) 5 5/8% 9/1/2023                                                   706,918           425
-----------------------------------------------------------------------------------------------------------------------
                                                                                                2,047,133         1,231
-----------------------------------------------------------------------------------------------------------------------
                General Obligations--27.1%
                Maricopa County School District:
      1,000M      #41 (Gilbert) Zero Coupon 1/1/2008                                              964,200           580
        500M      #48 (Scottsdale) 4 3/4% 7/1/2022                                                526,950           317
        525M      #80 (Chandler) 6 1/4% 7/1/2011                                                  581,537           350
      1,000M    Phoenix Series "B" 5 3/8% 7/1/2019                                              1,094,510           658
        750M    Pinal Cnty Uni. Sch. Dist. #43 Apache Jct.
                  5% 7/1/2025                                                                     804,458           484
        500M    Yuma & La Paz Cntys. Cmnty. College Dist.
                  5% 7/1/2023                                                                     539,985           325
-----------------------------------------------------------------------------------------------------------------------
                                                                                                4,511,640         2,714
-----------------------------------------------------------------------------------------------------------------------
                Health Care--7.5%
        500M    Maricopa County Ind. Dev. Hosp. Facs. Auth.
                  (Samaritan Hlth. Svcs.) 7% 12/1/2016                                            608,670           366
        600M    Mesa Ind. Dev. Auth. (Discovery Hlth. Sys.)
                  5 7/8% 1/1/2010*                                                                642,540           386
-----------------------------------------------------------------------------------------------------------------------
                                                                                                1,251,210           752
-----------------------------------------------------------------------------------------------------------------------





-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 Amount
                                                                                                               Invested
                                                                                                               For Each
  Principal                                                                                                  $10,000 of
     Amount     Security                                                                            Value    Net Assets
-----------------------------------------------------------------------------------------------------------------------
                Transportation--2.3%
       $385M    Phoenix Airport Rev. 6 1/4% 7/1/2012                                             $385,304          $232
-----------------------------------------------------------------------------------------------------------------------
                Utilities--8.0%
        500M    Phoenix Civic Improvement Corp. Water Sys. Rev.
                  5 1/2% 7/1/2020                                                                 541,260           325
        750M    Pima County Sewer Rev. 5 3/8% 7/1/2014                                            792,300           477
-----------------------------------------------------------------------------------------------------------------------
                                                                                                1,333,560           802
-----------------------------------------------------------------------------------------------------------------------
                Other Revenue--26.6%
        250M    Arizona Sports & Tourism 4 1/2% 7/1/2023
                  (when-issued)                                                                   252,500           152
        655M    Avondale Mun. Dev. Corp. 5% 7/1/2022                                              708,461           426
        750M    Downtown Phoenix Hotel Corp. 5% 7/1/2036                                          792,247           476
        250M    Greater Arizona Dev. Auth. Series "A" 6% 8/1/2015                                 263,748           159
        465M    Maricopa County Public Finance Rev. 5 1/2% 7/1/2015                               500,140           301
        750M    Maricopa County Stadium District Rev.
                  5 3/8% 6/1/2017                                                                 814,103           490
      1,000M    Tempe Excise Tax Rev. 5 1/4% 7/1/2020                                           1,088,320           655
-----------------------------------------------------------------------------------------------------------------------
                                                                                                4,419,519         2,659
-----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $15,885,100)                                      99.9%   16,614,721         9,995
Other Assets, Less Liabilities                                                           .1         7,784             5
-----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                            100.0%  $16,622,505       $10,000
=======================================================================================================================


* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements

Fund Expenses
CALIFORNIA INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                 Beginning        Ending
                                                  Account        Account      Expenses Paid
                                                   Value          Value       During Period
                                                 (7/1/06)       (12/31/06)  (7/1/06-12/31/06)*
----------------------------------------------------------------------------------------------
Expense Example -- Class A Shares
Actual                                           $1,000.00      $1,040.80         $4.37
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,020.93         $4.33
---------------------------------------------------------------------------------------------
Expense Example -- Class B Shares
Actual                                           $1,000.00      $1,036.28         $8.21
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,017.14         $8.13
---------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .85% for Class A shares and 1.60% for Class B shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

Utilities                                            31.6%
Other Revenue                                        25.6%
General Obligations                                  24.1%
Certificates of Participation                        12.8%
Transportation                                        5.9%

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2006, and are based on the total value of investments.

Cumulative Performance Information
CALIFORNIA INSURED TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors California Insured Tax Exempt Fund (Class A shares) and the Merrill Lynch Municipal Securities Master Index.

First Investors California Insured Tax Exempt Fund
Graph Plot Points
for the periods Ended 12/31/06

                                     Merrill
                                       Lynch
                  California       Municipal
                        Fund           Index
Dec-96                $9,425         $10,000
Dec-97                10,966          11,092
Dec-98                11,658          11,879
Dec-99                11,322          11,125
Dec-00                12,857          13,033
Dec-01                13,343          13,616
Dec-02                14,749          15,076
Dec-03                15,405          16,008
Dec-04                16,014          16,881
Dec-05                16,434          17,546
Dec-06                17,118          18,417

(INSET BOX IN CHART READS:)

                       Average Annual Total Returns*
Class A Shares        N.A.V. Only  S.E.C. Standardized
 One Year               4.16%            (1.80%)
 Five Years             5.11%             3.88%
 Ten Years              5.52%             4.90%
 S.E.C. 30-Day Yield             2.82%
Class B Shares
 One Year               3.32%             (.68%)
 Five Years             4.31%             3.97%
 Ten Years              4.85%             4.85%
 S.E.C. 30-Day Yield             2.24%

  The graph compares a $10,000 investment in the First Investors California Insured Tax Exempt Fund (Class A shares) beginning 12/31/96 with a theoretical investment in the Merrill Lynch Municipal Securities Master Index (the "Index"). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/06) include the reinvestment of all distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (2.01%), 3.54% and 4.50%, respectively, and the S.E.C. 30-Day Yield for December 2006 would have been 2.69%. The Class B "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (.89%), 3.60% and 4.45%, respectively, and the S.E.C. 30-Day Yield for December 2006 would have been 2.12%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.


Portfolio of Investments
CALIFORNIA INSURED TAX EXEMPT FUND
December 31, 2006
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 Amount
                                                                                                               Invested
                                                                                                               For Each
  Principal                                                                                                  $10,000 of
     Amount     Security                                                                            Value    Net Assets
-----------------------------------------------------------------------------------------------------------------------
                MUNICIPAL BONDS--102.2%
                Certificates of Participation--13.1%
       $500M    Castaic Lake Water Agency Water Sys. Impt. Proj.
                  7% 8/1/2012                                                                    $583,785          $205
        750M    Los Angeles Real Property Prog. 5.3% 4/1/2022                                     808,140           283
      1,200M    Riverside California 5% 9/1/2028                                                1,258,740           442
      1,000M    West Contra Costa Healthcare 5 3/8% 7/1/2024                                    1,084,880           381
-----------------------------------------------------------------------------------------------------------------------
                                                                                                3,735,545         1,311
-----------------------------------------------------------------------------------------------------------------------
                General Obligations--24.6%
      1,000M    El Camino Cmnty. College Dist. 4 3/4% 8/1/2031                                  1,035,780           363
        500M    Fontana School District 5 3/4% 3/4% 5/1/2022                                      532,250           187
        650M    Jefferson Unified High Sch. Dist. (San Mateo Cnty.)
                  6 1/4% 2/1/2016                                                                 774,553           272
      1,000M    Napa Valley Unified School District 5% 8/1/2026                                 1,076,310           378
        750M    Natomas Unified School District 5.95% 9/1/2021                                    876,427           308
      1,000M    Oak Valley Hospital District 5% 7/1/2035                                        1,056,640           371
      1,000M    Sierra Jt. Community College Impt. Dist. #1
                  (Tahoe Truckee) 5% 8/1/2028                                                   1,061,410           372
        500M    Walnut Valley School District 7.2% 2/1/2016                                       588,025           206
-----------------------------------------------------------------------------------------------------------------------
                                                                                                7,001,395         2,457
-----------------------------------------------------------------------------------------------------------------------
                Transportation--6.0%
      1,000M    Port of Oakland Rev. Bonds Series "M"
                  5 1/4% 11/1/2020                                                              1,077,240           378
        600M    Puerto Rico Commonwealth Hwy. & Trans. Auth.
                  Rev. 5 3/4% 7/1/2010*                                                           647,886           228
-----------------------------------------------------------------------------------------------------------------------
                                                                                                1,725,126           606
-----------------------------------------------------------------------------------------------------------------------
                Utilities--32.3%
        150M    Fresno Sewer Rev. 6 1/4% 9/1/2014                                                 172,759            61
      1,050M    Los Angeles Wastewater Sys. Rev. Series "A"
                  5% 6/1/2032                                                                   1,103,655           387
      1,150M    Los Angeles Water & Power Rev. Series "B"
                  5 1/8% 7/1/2020                                                               1,233,513           433
        700M    Puerto Rico Electric Power Auth. Rev. 5 3/8% 7/1/2017                             763,511           268
      2,000M    Sacramento Cnty. Sanitation Dist. Fing. Auth. Rev.
                  5% 12/1/2027                                                                  2,084,960           732
-----------------------------------------------------------------------------------------------------------------------





-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 Amount
                                                                                                               Invested
                                                                                                               For Each
  Principal                                                                                                  $10,000 of
     Amount     Security                                                                            Value    Net Assets
-----------------------------------------------------------------------------------------------------------------------
                Utilities (continued)
     $1,210M    San Juan Basin Auth. Rev. (Ground Wtr. Rec. Proj.)
                  5 1/4% 12/1/2017                                                             $1,317,387          $462
      1,525M    Semitropic Impt. Dist. Water Storage Dist.
                  5 1/2% 12/1/2022                                                              1,699,491           597
        750M    South Gate Public Fing. Auth. Wtr. Rev. Series "A"
                  6% 10/1/2012                                                                    830,273           291
-----------------------------------------------------------------------------------------------------------------------
                                                                                                9,205,549         3,231
-----------------------------------------------------------------------------------------------------------------------
                Other Revenue--26.2%
      1,000M    California State Public Works Board 6 1/2% 12/1/2008                            1,052,040           369
      1,000M    Long Beach Fing. Auth. Rev. 6% 11/1/2017                                        1,158,930           407
      1,105M    Palm Springs Fing. Auth. Lease Rev. Series "A"
                  (Convention Ctr. Proj.) 5 1/4% 11/1/2020                                      1,228,981           431
      1,000M    Pomona Pub. Fing. Auth. Rev. 5% 2/1/2031
                  (when-issued)                                                                 1,062,430           373
      1,000M    Rohnert Park Cmnty. Dev. Comm. Tax Alloc. Rev.
                  5 1/4% 8/1/2020                                                               1,075,300           378
        700M    San Mateo Joint Powers Auth. Lease Rev.
                  6 1/2% 7/1/2015                                                                 825,174           290
      1,000M    Vernon Redevelopment Agy. Tax Alloc. 5% 9/1/2035                                1,057,510           371
-----------------------------------------------------------------------------------------------------------------------
                                                                                                7,460,365         2,619
-----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $27,493,417)                                     102.2%   29,127,980        10,224
Excess of Liabilities Over Other Assets                                                (2.2)     (636,843)         (224)
-----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                            100.0%  $28,491,137       $10,000
=======================================================================================================================

                                                                                  Expiration     Notional    Unrealized
Interest Rate Swap                                                                      Date       Amount  Appreciation
-----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
 BMA Index and pay quarterly a fixed rate
 equal to 3.719% with Citibank, N.A.                                                2/5/2017       $2,000M         $447
=======================================================================================================================



* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements

Fund Expenses
COLORADO INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                 Beginning        Ending
                                                  Account        Account      Expenses Paid
                                                   Value          Value       During Period
                                                 (7/1/06)       (12/31/06)  (7/1/06-12/31/06)*
----------------------------------------------------------------------------------------------
Expense Example -- Class A Shares
Actual                                           $1,000.00      $1,039.38         $3.44
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,021.83         $3.41
----------------------------------------------------------------------------------------------
Expense Example -- Class B Shares
Actual                                           $1,000.00      $1,034.66         $7.28
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,018.05         $7.22
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .67% for Class A shares and 1.42% for Class B shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

General Obligations                                  45.3%
Other Revenue                                        23.0%
Utilities                                            14.0%
Education                                             6.5%
Health Care                                           6.0%
Certificates of Participation                         5.3%

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2006, and are based on the total value of investments.

Cumulative Performance Information
COLORADO INSURED TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Colorado Insured Tax Exempt Fund (Class A shares) and the Merrill Lynch Municipal Securities Master Index.

First Investors Colorado Insured Tax Exempt Fund
Graph Plot Points
for the periods Ended 12/31/06

                                     Merrill
                                       Lynch
                    Colorado       Municipal
                        Fund           Index
Dec-96                $9,425         $10,000
Dec-97                10,937          11,092
Dec-98                11,623          11,879
Dec-99                11,373          11,125
Dec-00                12,706          13,033
Dec-01                13,372          13,616
Dec-02                14,810          15,076
Dec-03                15,564          16,008
Dec-04                16,111          16,881
Dec-05                16,484          17,546
Dec-06                17,135          18,417

(INSET BOX IN CHART READS:)

                        Average Annual Total Returns*
Class A Shares        N.A.V. Only   S.E.C. Standardized
 One Year               3.95%            (2.05%)
 Five Years             5.08%             3.86%
 Ten Years              5.53%             4.91%
 S.E.C. 30-Day Yield            2.91%
Class B Shares
 One Year               3.14%             (.86%)
 Five Years             4.28%             3.94%
 Ten Years              4.88%             4.88%
 S.E.C. 30-Day Yield            2.33%

  The graph compares a $10,000 investment in the First Investors Colorado Insured Tax Exempt Fund (Class A shares) beginning 12/31/96 with a theoretical investment in the Merrill Lynch Municipal Securities Master Index (the "Index"). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/06) include the reinvestment of all distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (2.63%), 3.23% and 4.12%, respectively, and the S.E.C. 30-Day Yield for December 2006 would have been 2.38%. The Class B "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (1.45%), 3.25% and 4.05%, respectively, and the S.E.C. 30-Day Yield for December 2006 would have been 1.76%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.


Portfolio of Investments
COLORADO INSURED TAX EXEMPT FUND
December 31, 2006

-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 Amount
                                                                                                               Invested
                                                                                                               For Each
  Principal                                                                                                  $10,000 of
     Amount     Security                                                                            Value    Net Assets
-----------------------------------------------------------------------------------------------------------------------
                MUNICIPAL BONDS--98.6%
                Certificates of Participation--5.2%
       $250M    Broomfield Open Space 5 1/2% 12/1/2020                                           $265,665          $289
        200M    Greeley Building Auth. 5.6% 11/1/2019                                             213,132           232
-----------------------------------------------------------------------------------------------------------------------
                                                                                                  478,797           521
-----------------------------------------------------------------------------------------------------------------------
                Education--6.4%
        200M    Colorado School of Mines Auxiliary Facs. Rev.
                  5 1/4% 12/1/2020                                                                215,540           234
        350M    University of Northern Colorado Rev. 5 1/2% 6/1/2018                              374,955           408
-----------------------------------------------------------------------------------------------------------------------
                                                                                                  590,495           642
-----------------------------------------------------------------------------------------------------------------------
                General Obligations--44.6%
        500M    Adams & Arapahoe Cntys. Jnt. Sch. Dist. #28J
                  Aurora Series "A" 5 1/8% 12/1/2021                                              539,905           587
      1,000M    Arapahoe Cnty. Sch. Dist. #6 Littleton
                  5 1/4% 12/1/2019                                                              1,078,250         1,173
        200M    Arapahoe Cnty. Water & Wastewater Series "B"
                  5 3/4% 12/1/2019                                                                221,014           240
        250M    Aspen Fire Protection Dist. 5% 12/1/2026                                          269,427           293
        250M    Boulder Larimer & Weld Cntys. 5% 12/15/2023                                       270,987           295
        250M    Centennial Downs Met. District 5% 12/1/2028                                       264,537           288
        250M    Dove Valley Met. Dist. (Arapahoe Cnty) 5% 11/1/2035                               265,555           289
                El Paso County School District:
        350M      #2 (Harrison) 5 1/2% 12/1/2018                                                  377,538           411
        250M      #20, 5 1/4% 12/15/2017                                                          270,095           294
        250M    Pueblo County School District #70, 5 1/4% 12/1/2022                               268,193           292
        250M    West Metro Fire Protection 5 1/4% 12/1/2022                                       276,210           300
-----------------------------------------------------------------------------------------------------------------------
                                                                                                4,101,711         4,462
-----------------------------------------------------------------------------------------------------------------------
                Health Care--5.9%
        150M    Colorado Health Facs. (Poudre Valley Hlth. Care)
                  5 5/8% 12/1/2009*                                                               159,407           173
        350M    Denver City & Cnty. Mental Hlth. Corp. Series "A"
                  5 1/2% 7/15/2015                                                                380,513           414
-----------------------------------------------------------------------------------------------------------------------
                                                                                                  539,920           587
-----------------------------------------------------------------------------------------------------------------------





-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 Amount
                                                                                                               Invested
                                                                                                               For Each
  Principal                                                                                                  $10,000 of
     Amount     Security                                                                            Value    Net Assets
-----------------------------------------------------------------------------------------------------------------------
                Utilities--13.8%
       $200M    Boulder Water & Sewer Rev. 5.6% 12/1/2016                                        $213,928          $233
        200M    Broomfield Water Activity Enterprise Water Rev.
                  5 1/2% 12/1/2019                                                                214,412           233
                Colorado Water Resources & Power Dev. Authority
                  Small Water Resources Rev. Series "A":
        130M        5 3/4% 11/1/2010*                                                             139,801           152
        250M        5 1/4% 11/1/2021                                                              268,635           292
        400M    Denver City & County Wastewater Rev.
                  5 1/4% 11/1/2016                                                                432,636           471
-----------------------------------------------------------------------------------------------------------------------
                                                                                                1,269,412         1,381
-----------------------------------------------------------------------------------------------------------------------
                Other Revenue--22.7%
        250M    Denver Convention Center (Hotel Auth. Rev.)
                  5% 12/1/2035                                                                    263,888           287
        250M    Golden Sales & Use Tax Rev. 5 1/4% 12/1/2016                                      268,050           291
                Larimer County Sales & Use Tax Revenue:
        280M      5 1/4% 12/15/2016                                                               303,285           330
        400M      5 1/2% 12/15/2018                                                               441,028           480
        250M    Thornton County Sales & Use Tax Rev. 5 1/4% 9/1/2015                              268,420           292
        500M    Westminster Sales & Use Tax Rev. 5 1/4% 12/1/2021                                 537,755           585
-----------------------------------------------------------------------------------------------------------------------
                                                                                                2,082,426         2,265
-----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $8,598,260)                                      98.6%     9,062,761         9,858
Other Assets, Less Liabilities                                                         1.4        130,435           142
-----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $9,193,196       $10,000
=======================================================================================================================


* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements

Fund Expenses
CONNECTICUT INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                 Beginning        Ending
                                                  Account        Account      Expenses Paid
                                                   Value          Value       During Period
                                                 (7/1/06)       (12/31/06)  (7/1/06-12/31/06)*
----------------------------------------------------------------------------------------------
Expense Example -- Class A Shares
Actual                                         $1,000.00       $1,039.78           $4.63
Hypothetical
  (5% annual return before expenses)           $1,000.00       $1,020.67           $4.58
----------------------------------------------------------------------------------------------
Expense Example -- Class B Shares
Actual                                         $1,000.00       $1,035.28           $8.46
Hypothetical
  (5% annual return before expenses)           $1,000.00       $1,016.89           $8.39
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .90% for Class A shares and 1.65% for Class B shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

General Obligations                                  41.7%
Health Care                                          27.0%
Certificates of Participation                        13.8%
Utilities                                            11.2%
Transportation                                        3.5%
Other Revenue                                         1.4%
Housing                                               1.4%

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2006, and are based on the total value of investments.

Cumulative Performance Information
CONNECTICUT INSURED TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Connecticut Insured Tax Exempt Fund (Class A shares) and the Merrill Lynch Municipal Securities Master Index.

First Investors Connecticut Insured Tax Exempt Fund
Graph Plot Points
for the periods Ended 12/31/06

                                     Merrill
                                       Lynch
                 Connecticut       Municipal
                        Fund           Index
Dec-96                $9,425         $10,000
Dec-97                10,877          11,092
Dec-98                11,546          11,879
Dec-99                11,323          11,125
Dec-00                12,507          13,033
Dec-01                13,040          13,616
Dec-02                14,325          15,076
Dec-03                14,926          16,008
Dec-04                15,487          16,881
Dec-05                15,870          17,546
Dec-06                16,478          18,417

(INSET BOX IN CHART READS:)

                         Average Annual Total Returns*
Class A Shares        N.A.V. Only   S.E.C. Standardized
 One Year               3.83%            (2.15%)
 Five Years             4.79%             3.55%
 Ten Years              5.12%             4.50%
 S.E.C. 30-Day Yield             2.72%
Class B Shares
 One Year               3.01%             (.99%)
 Five Years             4.01%             3.66%
 Ten Years              4.46%             4.46%
 S.E.C. 30-Day Yield             2.11%

  The graph compares a $10,000 investment in the First Investors Connecticut Insured Tax Exempt Fund (Class A shares) beginning 12/31/96 with a theoretical investment in the Merrill Lynch Municipal Securities Master Index (the "Index"). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/06) include the reinvestment of all distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (2.33%), 3.25% and 4.14%, respectively, and the S.E.C. 30-Day Yield for December 2006 would have been 2.62%. The Class B "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (1.17%), 3.33% and 4.09%, respectively, and the S.E.C. 30-Day Yield for December 2006 would have been 2.02%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.


Portfolio of Investments
CONNECTICUT INSURED TAX EXEMPT FUND
December 31, 2006
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 Amount
                                                                                                               Invested
                                                                                                               For Each
  Principal                                                                                                  $10,000 of
     Amount     Security                                                                            Value    Net Assets
-----------------------------------------------------------------------------------------------------------------------
                MUNICIPAL BONDS--98.3%
                Education--13.6%
                Connecticut St. Hlth. & Educ. Facs. Auth. Revenue:
     $1,000M      Miss Porters School 5% 7/1/2036                                              $1,070,170          $274
      1,235M      Trinity College Series "H" 5% 7/1/2019                                        1,321,685           339
      1,100M    University of Connecticut 5 1/8% 2/15/2020                                      1,180,047           303
                University of Connecticut Student Fees Rev.
                  Series "A":
        600M        5 1/4% 11/15/2021                                                             653,100           168
      1,000M        5% 11/15/2029                                                               1,060,690           272
-----------------------------------------------------------------------------------------------------------------------
                                                                                                5,285,692         1,356
-----------------------------------------------------------------------------------------------------------------------
                General Obligations--41.0%
        500M    Branford 5% 5/15/2014                                                             534,470           137
                Bridgeport:
        750M      Series "A" 6 1/8% 7/15/2010*                                                    818,340           210
      1,000M      Series "A" 5 3/8% 8/15/2019                                                   1,083,640           278
      1,500M      Series "B" 5% 12/1/2023                                                       1,608,960           412
                Connecticut State:
        690M      Series "E" 6% 3/15/2012                                                         765,058           196
      1,020M      Series "F" 5% 10/15/2021                                                      1,082,383           277
      1,090M    Cromwell 5% 6/15/2020                                                           1,159,019           297
      1,000M    Glastonbury 5% 6/15/2021                                                        1,075,280           276
      1,650M    Hartford 5% 8/15/2019                                                           1,756,821           450
      1,000M    Hartford County Met. Dist. 5% 5/1/2024                                          1,067,260           274
        800M    New Britain 6% 3/1/2012                                                           857,280           220
                New Haven:
        300M      6% 11/1/2009*                                                                   321,786            83
        470M      5 1/4% 11/1/2013                                                                499,648           128
        395M      5% 11/1/2017                                                                    424,428           109
      1,445M    North Haven 5% 7/15/2019                                                        1,610,467           413
      1,250M    Waterbury 5% 4/1/2021                                                           1,315,750           337
-----------------------------------------------------------------------------------------------------------------------
                                                                                               15,980,590         4,097
-----------------------------------------------------------------------------------------------------------------------
                Health Care--26.6%
                Connecticut State Hlth. & Educ. Facs. Auth. Revenue:
        450M      Bridgeport Hospital 6 1/2% 7/1/2012                                             450,382           116
                  Child Care Facilities Program:
        400M        5 1/2% 7/1/2019                                                               423,400           109
      1,000M        5% 7/1/2031                                                                 1,050,100           269
-----------------------------------------------------------------------------------------------------------------------





-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 Amount
                                                                                                               Invested
                                                                                                               For Each
  Principal                                                                                                  $10,000 of
     Amount     Security                                                                            Value    Net Assets
-----------------------------------------------------------------------------------------------------------------------
                Health Care (continued)
     $2,165M      Children's Medical Center Series "B"
                     5% 7/1/2021                                                               $2,298,191          $589
      1,500M      Connecticut State University System
                     5% 11/1/2033                                                               1,569,240           402
        700M      New Britain General Hospital 6 1/8% 7/1/2014                                    700,532           180
                  Village Families & Children Series "A":
        370M        5% 7/1/2015                                                                   395,589           101
        385M        5% 7/1/2016                                                                   411,823           106
        405M        5% 7/1/2017                                                                   432,176           111
                  Yale-New Haven Hospital:
      1,000M        5% 7/1/2026                                                                 1,072,610           275
      1,000M        5% 7/1/2031                                                                 1,069,360           274
        500M    Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl.
                  Facs. 6 1/4% 7/1/2016                                                           500,625           128
-----------------------------------------------------------------------------------------------------------------------
                                                                                               10,374,028         2,660
-----------------------------------------------------------------------------------------------------------------------
                Housing--1.3%
        500M    Connecticut State Housing Finance Authority
                  5.85% 6/15/2030                                                                 529,515           135
-----------------------------------------------------------------------------------------------------------------------
                Transportation--3.4%
                Connecticut State Special Tax Obligation Revenue
                  Transportation Infrastructure:
        250M        6 1/8% 9/1/2012                                                               273,310            70
      1,000M        5% 12/1/2021                                                                1,059,680           272
-----------------------------------------------------------------------------------------------------------------------
                                                                                                1,332,990           342
-----------------------------------------------------------------------------------------------------------------------
                Utilities--11.0%
                Puerto Rico Electric Power Authority Revenue:
        750M      5 3/8% 7/1/2017                                                                 818,047           210
        250M      5 1/4% 7/1/2022                                                                 269,847            69
        250M      5 1/4% 7/1/2029                                                                 264,867            68
      1,800M    South Central Connecticut Regional Water Auth.
                  5% 8/1/2033                                                                   1,903,104           488
      1,000M    Stamford Connecticut Water Pollution
                  4 3/4% 9/15/2036                                                              1,040,150           266
-----------------------------------------------------------------------------------------------------------------------
                                                                                                4,296,015         1,101
-----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
CONNECTICUT INSURED TAX EXEMPT FUND
December 31, 2006
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 Amount
                                                                                                               Invested
                                                                                                               For Each
  Principal                                                                                                  $10,000 of
     Amount     Security                                                                            Value    Net Assets
-----------------------------------------------------------------------------------------------------------------------
                Other Revenue--1.4%
       $545M      Connecticut State Dev. Auth. Govtl. Lease Rev.
                  6 1/2% 6/15/2008                                                               $546,226          $140
-----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $36,966,912)                                      98.3%   38,345,056         9,831
Other Assets, Less Liabilities                                                          1.7       660,550           169
-----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                            100.0%  $39,005,606       $10,000
-----------------------------------------------------------------------------------------------------------------------

                                                                                  Expiration     Notional    Unrealized
Interest Rate Swap                                                                      Date       Amount  Appreciation
-----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.719% with Citibank, N.A.                                               2/5/2017       $1,000M         $224
=======================================================================================================================


* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements

Fund Expenses
FLORIDA INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                 Beginning        Ending
                                                  Account        Account      Expenses Paid
                                                   Value          Value       During Period
                                                 (7/1/06)       (12/31/06)  (7/1/06-12/31/06)*
----------------------------------------------------------------------------------------------
Expense Example -- Class A Shares
Actual                                           $1,000.00      $1,035.21         $4.62
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,020.67         $4.58
----------------------------------------------------------------------------------------------
Expense Example -- Class B Shares
Actual                                           $1,000.00      $1,030.67         $8.45
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,016.89         $8.39
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .90% for Class A shares and 1.65% for Class B shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

Utilities                                            48.7%
Other Revenue                                        36.4%
Transportation                                        6.9%
General Obligations                                   4.6%
Education                                             3.4%

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2006, and are based on the total value of investments.

Cumulative Performance Information
FLORIDA INSURED TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Florida Insured Tax Exempt Fund (Class A shares) and the Merrill Lynch Municipal Securities Master Index.

First Investors Florida Insured Tax Exempt Fund
Graph Plot Points
for the periods Ended 12/31/06

                                     Merrill
                                       Lynch
                     Florida       Municipal
                        Fund           Index
Dec-96                $9,425         $10,000
Dec-97                10,918          11,092
Dec-98                11,583          11,879
Dec-99                11,244          11,125
Dec-00                12,549          13,033
Dec-01                13,082          13,616
Dec-02                14,453          15,076
Dec-03                15,059          16,008
Dec-04                15,568          16,881
Dec-05                15,879          17,546
Dec-06                16,391          18,417

(INSET BOX IN CHART READS:)

                       Average Annual Total Returns*
Class A Shares        N.A.V. Only   S.E.C. Standardized
 One Year               3.22%            (2.73%)
 Five Years             4.61%             3.37%
 Ten Years              5.06%             4.45%
 S.E.C. 30-Day Yield             2.79%
Class B Shares
 One Year               2.40%            (1.60%)
 Five Years             3.84%             3.49%
 Ten Years              4.41%             4.41%
 S.E.C. 30-Day Yield             2.20%

  The graph compares a $10,000 investment in the First Investors Florida Insured Tax Exempt Fund (Class A shares) beginning 12/31/96 with a theoretical investment in the Merrill Lynch Municipal Securities Master Index (the "Index"). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/06) include the reinvestment of all distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (2.90%), 3.11% and 4.13%, respectively, and the S.E.C. 30-Day Yield for December 2006 would have been 2.66%. The Class B "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (1.77%), 3.20% and 4.08%, respectively, and the S.E.C. 30-Day Yield for December 2006 would have been 2.07%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.


Portfolio of Investments
FLORIDA INSURED TAX EXEMPT FUND
December 31, 2006
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 Amount
                                                                                                               Invested
                                                                                                               For Each
  Principal                                                                                                  $10,000 of
     Amount     Security                                                                            Value    Net Assets
-----------------------------------------------------------------------------------------------------------------------
                MUNICIPAL BONDS--98.3%
                Education--3.3%
     $1,000M    Broward Cnty. Edl. Facs. Auth. Rev.
                  (Nova Southeastern Univ.) 5% 4/1/2036                                        $1,052,080          $332
-----------------------------------------------------------------------------------------------------------------------
                General Obligations--4.5%
      1,000M    Miami Homeland Defense 5 1/2% 1/1/2020                                          1,075,690           339
        320M    North Springs Improvement District 7% 10/1/2009                                   347,789           110
-----------------------------------------------------------------------------------------------------------------------
                                                                                                1,423,479           449
-----------------------------------------------------------------------------------------------------------------------
                Transportation--6.8%
      1,000M    Miami-Dade County Expwy. Auth. Toll Sys. Rev.
                  6% 7/1/2014                                                                   1,083,830           342
      1,000M    St. John's County Transportation Impt. 5% 10/1/2023                             1,059,130           334
-----------------------------------------------------------------------------------------------------------------------
                                                                                                2,142,960           676
-----------------------------------------------------------------------------------------------------------------------
                Utilities--47.9%
      1,000M    Cape Coral Water & Sewer Rev. 4 3/4% 10/1/2031                                  1,034,640           326
      1,000M    Emerald Coast Utilities Auth. Wtr. & Swr. Rev.
                  5 1/4% 1/1/2026                                                               1,093,620           345
      1,000M    Escambia County Utilities Auth. Sys. Rev.
                  6 1/4% 1/1/2015                                                               1,151,090           363
      1,000M    Florida Keys Aqueduct Auth. Wtr. Rev. 5% 9/1/2021                               1,062,100           335
      1,000M    Florida State Municipal Power Agy. Rev.
                  5 1/2% 10/1/2019                                                              1,086,360           343
      1,000M    Lakeland Electric & Water Rev. 6.05% 10/1/2014                                  1,150,340           363
      1,000M    Miami Beach Stormwater Rev. 5 3/8% 9/1/2030                                     1,058,110           334
      1,000M    Palm Bay Utility Rev. 5 1/4% 10/1/2018                                          1,074,640           339
      1,000M    Peace River/Manasota Regl. Water Supply Auth.
                  5% 10/1/2025                                                                  1,070,050           337
      1,000M    Plant City Utility System Rev. 6% 10/1/2015                                     1,121,370           354
      1,000M    Riviera Beach Utility Spl. Dist. Wtr. & Swr. Rev.
                  5% 10/1/2029                                                                  1,059,800           334
      1,000M    Sarasota County Utility System Rev. 5 1/4% 10/1/2020                            1,073,040           338
      1,000M    Stuart Utilities Rev. 5 1/4% 10/1/2020                                          1,082,370           341
      1,000M    Tallahassee Energy System Rev. 5% 10/1/2028                                     1,063,990           336
-----------------------------------------------------------------------------------------------------------------------
                                                                                               15,181,520         4,788
-----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FLORIDA INSURED TAX EXEMPT FUND
December 31, 2006
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 Amount
                                                                                                               Invested
                                                                                                               For Each
  Principal                                                                                                  $10,000 of
     Amount     Security                                                                            Value    Net Assets
-----------------------------------------------------------------------------------------------------------------------
                Other Revenue--35.8%
     $1,380M    DeSoto County Capital Improvement Rev.
                  5 1/4% 10/1/2019                                                             $1,484,852          $468
                Florida Municipal Loan Council Revenue:
      1,000M      5 1/4% 11/1/2019                                                              1,079,840           341
      1,000M      5 3/8% 11/1/2025                                                              1,059,410           334
      1,105M    Highlands County Infrastructure Sales Surtax Rev.
                  5% 11/1/2018                                                                  1,164,129           367
      2,000M    Jacksonville Sales Tax Rev. 5 3/8% 10/1/2017                                    2,164,220           683
                Osceola County Tourist Development Tax Revenue:
      1,000M      5 1/2% 10/1/2017                                                              1,088,510           343
      1,000M      5 1/2% 10/1/2018                                                              1,087,430           343
      1,000M    St. Augustine Capital Improvement 5% 10/1/2024                                  1,066,640           337
      1,000M    Tampa Sports Auth. Sales Tax Rev. (Tampa Bay
                  Arena) 5 3/4% 10/1/2020                                                       1,160,190           366
-----------------------------------------------------------------------------------------------------------------------
                                                                                               11,355,221         3,582
-----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $29,499,554)                                      98.3%   31,155,260         9,827
Other Assets, Less Liabilities                                                          1.7       549,863           173
-----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                            100.0%  $31,705,123       $10,000
=======================================================================================================================
                                                                                  Expiration     Notional    Unrealized
Interest Rate Swap                                                                      Date       Amount  Appreciation
-----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.719% with Citibank, N.A.                                               2/5/2017       $2,000M         $447
=======================================================================================================================



See notes to financial statements

Fund Expenses
GEORGIA INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                 Beginning        Ending
                                                  Account        Account      Expenses Paid
                                                   Value          Value       During Period
                                                 (7/1/06)       (12/31/06)  (7/1/06-12/31/06)*
----------------------------------------------------------------------------------------------
Expense Example -- Class A Shares
Actual                                           $1,000.00      $1,039.79         $3.44
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,021.83         $3.41
----------------------------------------------------------------------------------------------
Expense Example -- Class B Shares
Actual                                           $1,000.00      $1,035.74         $7.29
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,018.05         $7.22
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .67% for Class A shares and 1.42% for Class B shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

Utilities                                            46.7%
Education                                            20.6%
Health Care                                          16.5%
Other Revenue                                        10.7%
Certificates of Participation                         4.4%
General Obligations                                   1.1%

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2006, and are based on the total value of investments.

Cumulative Performance Information
GEORGIA INSURED TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Georgia Insured Tax Exempt Fund (Class A shares) and the Merrill Lynch Municipal Securities Master Index.

First Investors Georgia Insured Tax Exempt Fund
Graph Plot Points
for the periods Ended 12/31/06

                                     Merrill
                                       Lynch
                     Georgia       Municipal
                        Fund           Index
Dec-96                $9,425         $10,000
Dec-97                10,999          11,092
Dec-98                11,668          11,879
Dec-99                11,313          11,125
Dec-00                12,853          13,033
Dec-01                13,435          13,616
Dec-02                14,891          15,076
Dec-03                15,627          16,008
Dec-04                16,124          16,881
Dec-05                16,531          17,546
Dec-06                17,218          18,417

(INSET BOX IN CHART READS:)

                         Average Annual Total Returns*
Class A Shares        N.A.V. Only  S.E.C. Standardized
 One Year               4.15%            (1.86%)
 Five Years             5.09%             3.84%
 Ten Years              5.58%             4.96%
 S.E.C. 30-Day Yield              2.83%
Class B Shares
 One Year               3.33%             (.67%)
 Five Years             4.30%             3.96%
 Ten Years              4.92%             4.92%
 S.E.C. 30-Day Yield              2.26%

  The graph compares a $10,000 investment in the First Investors Georgia Insured Tax Exempt Fund (Class A shares) beginning 12/31/96 with a theoretical investment in the Merrill Lynch Municipal Securities Master Index (the "Index"). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/06) include the reinvestment of all distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (2.36%), 3.25% and 4.22%, respectively, and the S.E.C. 30-Day Yield for December 2006 would have been 2.52%. The Class B "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (1.17%), 3.31% and 4.14%, respectively, and the S.E.C. 30-Day Yield for December 2006 would have been 1.96%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.


Portfolio of Investments
GEORGIA INSURED TAX EXEMPT FUND
December 31, 2006
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 Amount
                                                                                                               Invested
                                                                                                               For Each
  Principal                                                                                                  $10,000 of
     Amount     Security                                                                            Value    Net Assets
-----------------------------------------------------------------------------------------------------------------------
                MUNICIPAL BONDS--102.4%
                Certificates of Participation--4.5%
       $500M    Gwinnett County Dev. Auth. Pub. Schs. Proj.
                  5 1/4% 1/1/2014*                                                               $541,915          $449
-----------------------------------------------------------------------------------------------------------------------
                Education--21.1%
        500M    Americus-Sumter Payroll Dev. Auth. Rev.
                  5% 6/1/2036                                                                     530,405           440
        250M    Athens Dev. Auth. Hsg. & Lease Rev. (East Campus)
                  5 1/4% 12/1/2022                                                                269,700           223
        500M    Bulloch County Dev. Auth. 5 1/4% 8/1/2019                                         547,320           454
                Fulton County Development Authority Revenue:
        350M      Georgia Tech Athletic Assoc. 5 1/2% 10/1/2017                                   381,140           316
        250M      Morehouse College 6 1/4% 12/1/2021                                              275,253           228
        500M    Valdosta Hsg. Auth. Rev. 5 1/4% 8/1/2023                                          543,545           450
-----------------------------------------------------------------------------------------------------------------------
                                                                                                2,547,363         2,111
-----------------------------------------------------------------------------------------------------------------------
                General Obligations--1.1%
        130M    Atlanta 5 3/8% 12/1/2018                                                          137,222           114
-----------------------------------------------------------------------------------------------------------------------
                Health Care--16.9%
        500M    Cobb County Hospital Auth. Rev. 5 1/4% 4/1/2024                                   540,765           448
        500M    Fulton DeKalb Hospital Auth. Rev. 5 1/4% 1/1/2018                                 543,190           450
        525M    Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl.
                  Facs. 6 1/4% 7/1/2016                                                           525,656           436
        400M    Tift County Hospital Auth. Rev. 5 1/4% 12/1/2019                                  432,080           358
-----------------------------------------------------------------------------------------------------------------------
                                                                                                2,041,691         1,692
-----------------------------------------------------------------------------------------------------------------------
                Utilities--47.8%
                Atlanta Water & Wastewater & Sewer Revenue:
        210M      5 1/2% 11/1/2017                                                                239,028           198
        500M      5% 11/1/2037                                                                    527,435           437
        230M    Brunswick Water & Sewer Rev. 6.1% 10/1/2019                                       272,888           226
        250M    Cairo Combined Public Utility Rev. 5% 1/1/2024                                    266,780           221
                Columbia County Water & Sewer Revenue:
        150M      6 1/4% 6/1/2010*                                                                162,537           135
        400M      5% 6/1/2024                                                                     426,468           354
        500M    Columbus Water & Sewer Rev. 4 3/4% 5/1/2026
                  (when-issued)                                                                   517,105           429
        500M    Commerce Water & Sewer Rev. 5% 12/1/2025                                          534,050           443
        250M    East Point Water & Sewer Rev. 5% 2/1/2023                                         269,060           223
-----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
GEORGIA INSURED TAX EXEMPT FUND
December 31, 2006
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 Amount
                                                                                                               Invested
                                                                                                               For Each
  Principal                                                                                                  $10,000 of
     Amount     Security                                                                            Value    Net Assets
-----------------------------------------------------------------------------------------------------------------------
                Utilities (continued)
       $500M    Fayetteville Water & Sewer Rev. 5% 11/1/2021                                     $532,345          $441
        250M    Forsyth County Water & Sewer Rev. 6 1/4% 4/1/2010*                                271,750           225
        100M    Fulton County Water & Sewer Rev. 6 3/8% 1/1/2014                                  111,271            92
                Georgia Municipal Gas Authority Revenue:
                  Buford Project:
         80M        6.8% 11/1/2009                                                                 80,110            66
        250M        5 1/2% 11/1/2012                                                              267,517           222
        100M      Warner Robins Series "B" 5.8% 1/1/2015                                          101,094            84
        200M    Newnan Water Sewer & Light Comm. Pub. Utils.
                  Rev. 5% 1/1/2015                                                                213,984           177
        400M    Puerto Rico Electric Power Auth. Rev. 5 3/8% 7/1/2017                             436,292           362
        500M    Upper Oconee Basin Water Auth. 5% 7/1/2026                                        533,840           442
-----------------------------------------------------------------------------------------------------------------------
                                                                                                5,763,554         4,777
-----------------------------------------------------------------------------------------------------------------------
                Other Revenue--11.0%
        250M    Atlanta & Fulton Cntys. Rec. Auth. Rev.
                  5 1/4% 12/1/2010*                                                               266,893           222
        500M    Cobb-Marietta Coliseum & Exhibit Hall Auth. Rev.
                  5 1/2% 10/1/2018                                                                562,415           466
        250M    College Park Dev. Auth. Rev. (Civic Ctr. Proj.)
                  5 3/4% 9/1/2010*                                                                272,465           226
        200M    Fayette Cnty. Pub. Facs. Auth. Rev. (Criminal Justice
                  Ctr.) 6 1/4% 6/1/2010*                                                          218,486           181
-----------------------------------------------------------------------------------------------------------------------
                                                                                                1,320,259         1,095
-----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $11,761,147)                                      102.4%  12,352,004        10,238
Excess of Liabilities Over Other Assets                                                 (2.4)    (287,727)         (238)
-----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                             100.0% $12,064,277       $10,000
=======================================================================================================================
                                                                                  Expiration     Notional    Unrealized
Interest Rate Swap                                                                      Date       Amount  Appreciation
-----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.719% with Citibank, N.A.                                               2/5/2017         $500M         $112
=======================================================================================================================



* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements

Fund Expenses
MARYLAND INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                 Beginning        Ending
                                                  Account        Account      Expenses Paid
                                                   Value          Value       During Period
                                                 (7/1/06)       (12/31/06)  (7/1/06-12/31/06)*
----------------------------------------------------------------------------------------------
Expense Example -- Class A Shares
Actual                                           $1,000.00      $1,037.22         $4.36
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,020.93         $4.33
----------------------------------------------------------------------------------------------
Expense Example -- Class B Shares
Actual                                           $1,000.00      $1,032.73         $8.20
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,017.14         $8.13
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .85% for Class A shares and 1.60% for Class B shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

Education                                            22.4%
Health Care                                          21.2%
Utilities                                            17.3%
Other Revenue                                        14.3%
General Obligations                                  13.5%
Transportation                                        4.4%
Housing                                               3.6%
Certificates of Participation                         3.3%

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2006, and are based on the total value of investments.

Cumulative Performance Information
MARYLAND INSURED TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Maryland Insured Tax Exempt Fund (Class A shares) and the Merrill Lynch Municipal Securities Master Index.

First Investors Maryland Insured Tax Exempt Fund
Graph Plot Points
for the periods Ended 12/31/06

                                     Merrill
                                       Lynch
                    Maryland       Municipal
                        Fund           Index
Dec-96                $9,425         $10,000
Dec-97                10,960          11,092
Dec-98                11,659          11,879
Dec-99                11,363          11,125
Dec-00                12,732          13,033
Dec-01                13,234          13,616
Dec-02                14,571          15,076
Dec-03                15,223          16,008
Dec-04                15,602          16,881
Dec-05                15,960          17,546
Dec-06                16,539          18,417

(INSET BOX IN CHART READS:)

                        Average Annual Total Returns*
Class A Shares        N.A.V. Only   S.E.C. Standardized
 One Year               3.62%             (2.32%)
 Five Years             4.56%              3.32%
 Ten Years              5.16%              4.54%
 S.E.C. 30-Day Yield              2.80%
Class B Shares
 One Year               2.82%             (1.18%)
 Five Years             3.77%              3.42%
 Ten Years              4.50%              4.50%
 S.E.C. 30-Day Yield              2.21%

  The graph compares a $10,000 investment in the First Investors Maryland Insured Tax Exempt Fund (Class A shares) beginning 12/31/96 with a theoretical investment in the Merrill Lynch Municipal Securities Master Index (the "Index"). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/06) include the reinvestment of all distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (2.57%), 2.98% and 4.02%, respectively, and the S.E.C. 30-Day Yield for December 2006 would have been 2.50%. The Class B "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (1.44%), 3.05% and 3.94%, respectively, and the S.E.C. 30-Day Yield for December 2006 would have been 1.89%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.


Portfolio of Investments
MARYLAND INSURED TAX EXEMPT FUND
December 31, 2006
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 Amount
                                                                                                               Invested
                                                                                                               For Each
  Principal                                                                                                  $10,000 of
     Amount     Security                                                                            Value    Net Assets
-----------------------------------------------------------------------------------------------------------------------
                MUNICIPAL BONDS--98.5%
                Certificates of Participation--3.3%
      $750M     Baltimore Board of Education Admin.
                  Proj. 5.8% 4/1/2011                                                            $802,410          $325
-----------------------------------------------------------------------------------------------------------------------
                Education--22.1%
                Maryland St. Econ. Dev. Corp. Student Hsg. Rev.:
      1,000M      Univ. MD-Baltimore Cnty. 5% 7/1/2035                                          1,062,090           429
      1,000M      Univ. MD-College Park 5% 6/1/2026                                             1,072,060           433
        750M    Maryland St. Econ. Dev. Corp. Util. Infrastructure Rev.
                  (Univ. MD-College Park) 5 3/8% 7/1/2016                                         803,152           325
        500M    Morgan State University Academic & Auxiliary
                  Facilities Fees Rev. 6.05% 7/1/2015                                             560,215           226
        750M    Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
                  University Plaza Proj. Series "A" 5 5/8% 7/1/2013                               799,665           323
      1,100M    St. Mary's College Rev. 5% 9/1/2024                                             1,178,947           476
-----------------------------------------------------------------------------------------------------------------------
                                                                                                5,476,129         2,212
-----------------------------------------------------------------------------------------------------------------------
                General Obligations--13.3%
        700M    Baltimore Maryland 5 1/2% 10/15/2015                                              794,808           321
      1,000M    Ocean City 5% 3/1/2021                                                          1,051,890           425
      1,000M    St. Mary's County Hospital 5% 10/1/2020                                         1,071,520           433
        350M    Wicomico County 5 1/2% 12/1/2016                                                  370,153           149
-----------------------------------------------------------------------------------------------------------------------
                                                                                                3,288,371         1,328
-----------------------------------------------------------------------------------------------------------------------
                Health Care--20.9%
                Maryland State Health & Higher Educ. Facs.:
                  Anne Arundel Health System:
      1,000M        5% 7/1/2024                                                                 1,058,210           428
      1,000M        5% 7/1/2034                                                                 1,056,890           427
      1,150M      University of Maryland Med. Sys.
                     5% 7/1/2024                                                                1,215,849           491
      1,000M      Western Maryland Health 5% 1/1/2025                                           1,069,360           432
        500M    Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
                  6 1/4% 7/1/2016                                                                 500,625           202
        250M    Takoma Park Hospital Facs. (Adventist Hosp.)
                  6 1/2% 9/1/2012                                                                 271,815           110
-----------------------------------------------------------------------------------------------------------------------
                                                                                                5,172,749         2,090
-----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
MARYLAND INSURED TAX EXEMPT FUND
December 13, 2006
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 Amount
                                                                                                               Invested
                                                                                                               For Each
  Principal                                                                                                  $10,000 of
     Amount     Security                                                                            Value    Net Assets
-----------------------------------------------------------------------------------------------------------------------
                Housing--3.5%
       $340M     Maryland State Cmnty. Dev. Admin. Dept.
                  Hsg. & Cmnty. Dev. 5 7/8% 7/1/2016                                             $348,796          $141
        500M    Montgomery County Multi-Family Mortgage Rev.
                  6% 7/1/2020                                                                     525,630           212
-----------------------------------------------------------------------------------------------------------------------
                                                                                                  874,426           353
-----------------------------------------------------------------------------------------------------------------------
                Transportation--4.3%
      1,000M    Maryland State Trans. Auth. Lease Rev. Metrorail
                  Parking Proj. 5% 7/1/2022                                                     1,070,190           432
-----------------------------------------------------------------------------------------------------------------------
                Utilities--17.0%
      1,090M    Baltimore Wastewater Utilities Rev. Series "A"
                  5% 7/1/2020                                                                   1,151,509           465
                Puerto Rico Electric Power Auth. Revenue:
      1,350M      5 3/8% 7/1/2017                                                               1,472,486           595
      1,500M      5 1/4% 7/1/2029                                                               1,589,205           642
-----------------------------------------------------------------------------------------------------------------------
                                                                                                4,213,200         1,702
-----------------------------------------------------------------------------------------------------------------------
                Other Revenue--14.1%
      1,000M    Anne Arundel Cnty. Spl. Oblig.
                  (Natl. Bus. Park Proj.) 5 1/8% 7/1/2022                                       1,082,970           437
                Baltimore Convention Center Revenue:
        250M      5 1/2% 9/1/2014                                                                 262,155           106
      1,000M      5% 9/1/2032                                                                   1,067,840           431
      1,000M    Puerto Rico Municipal Fin. Agy. 5 1/4% 8/1/2021                                 1,071,170           433
-----------------------------------------------------------------------------------------------------------------------
                                                                                                3,484,135         1,407
-----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $23,307,235)                                       98.5%  24,381,610         9,849
Other Assets, Less Liabilities                                                           1.5      372,927           151
-----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                             100.0% $24,754,537       $10,000
=======================================================================================================================



See notes to financial statements

Fund Expenses
MASSACHUSETTS INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                 Beginning        Ending
                                                  Account        Account      Expenses Paid
                                                   Value          Value       During Period
                                                 (7/1/06)       (12/31/06)  (7/1/06-12/31/06)*
----------------------------------------------------------------------------------------------
Expense Example -- Class A Shares
Actual                                           $1,000.00      $1,038.90         $3.85
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,021.43         $3.82
----------------------------------------------------------------------------------------------
Expense Example -- Class B Shares
Actual                                           $1,000.00      $1,035.13         $7.69
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,017.65         $7.63
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .75% for Class A shares and 1.50% for Class B shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

General Obligations                                  44.5%
Education                                            22.0%
Utilities                                            18.6%
Health Care                                           6.7%
Transportation                                        4.1%
Other Revenue                                         4.1%

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2006, and are based on the total value of investments.

Cumulative Performance Information
MASSACHUSETTS INSURED TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Massachusetts Insured Tax Exempt Fund (Class A shares) and the Merrill Lynch Municipal Securities Master Index.

First Investors Massachusetts Insured Tax Exempt Fund
Graph Plot Points
for the periods Ended 12/31/06

                                        Merrill
                                          Lynch
                 Massachusetts        Municipal
                          Fund            Index
Dec-96                  $9,425          $10,000
Dec-97                  10,827           11,092
Dec-98                  11,404           11,879
Dec-99                  11,131           11,125
Dec-00                  12,448           13,033
Dec-01                  12,965           13,616
Dec-02                  14,295           15,076
Dec-03                  14,991           16,008
Dec-04                  15,402           16,881
Dec-05                  15,751           17,546
Dec-06                  16,291           18,417

(INSET BOX IN CHART READS:)

                        Average Annual Total Returns*
Class A Shares        N.A.V. Only   S.E.C. Standardized
 One Year               3.42%             (2.49%)
 Five Years             4.67%              3.44%
 Ten Years              5.00%              4.38%
 S.E.C. 30-Day Yield             2.87%
Class B Shares
 One Year               2.69%             (1.31%)
 Five Years             3.91%              3.57%
 Ten Years              4.35%              4.35%
 S.E.C. 30-Day Yield             2.29%

  The graph compares a $10,000 investment in the First Investors Massachusetts Insured Tax Exempt Fund (Class A shares) beginning 12/31/96 with a theoretical investment in the Merrill Lynch Municipal Securities Master Index (the "Index"). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/06) include the reinvestment of all distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (2.80%), 3.09% and 4.00%, respectively, and the S.E.C. 30-Day Yield for December 2006 would have been 2.51%. The Class B "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (1.63%), 3.19% and 3.97%, respectively, and the S.E.C. 30-Day Yield for December 2006 would have been 1.91%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.


Portfolio of Investments
MASSACHUSETTS INSURED TAX EXEMPT FUND
December 31, 2006
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 Amount
                                                                                                               Invested
                                                                                                               For Each
  Principal                                                                                                  $10,000 of
     Amount     Security                                                                            Value    Net Assets
-----------------------------------------------------------------------------------------------------------------------
                MUNICIPAL BONDS--98.4%
                Education--21.6%
     $1,000M    Massachusetts State College Bldg. Auth. Proj.
                  5 1/4% 5/1/2021                                                              $1,076,130          $410
      1,000M    Massachusetts State Dev. Fin. Agy. Rev. (Boston Univ.)
                  5% 10/1/2035                                                                  1,063,990           406
                Massachusetts State Hlth. & Educ. Facs. Auth. Rev.:
      1,215M      5% 8/15/2022                                                                  1,299,090           495
      1,000M      5% 10/1/2029                                                                  1,059,120           404
      1,000M    University of Massachusetts Bldg. Auth. Rev.
                  6 7/8% 5/1/2014                                                               1,168,140           446
-----------------------------------------------------------------------------------------------------------------------
                                                                                                5,666,470         2,161
-----------------------------------------------------------------------------------------------------------------------
                General Obligations--43.8%
      1,000M    Holliston 5 1/4% 4/1/2018                                                       1,081,430           413
      1,000M    Lawrence 5 1/4% 3/15/2012*                                                      1,083,850           413
      1,000M    Massachusetts State 5% 11/1/2023                                                1,078,000           411
      1,155M    Quaboag Regional School District 5 1/2% 6/1/2017                                1,229,625           469
                Springfield:
      1,000M      6% 10/1/2009*                                                                 1,070,860           409
      1,000M      5 3/8% 8/1/2017                                                               1,077,450           411
      1,000M      5 1/4% 1/15/2023                                                              1,078,040           411
        500M    Tantasqua Regional School District 5% 8/15/2010*                                  527,550           201
      1,000M    Westborough 5% 11/15/2019                                                       1,068,120           407
      1,040M    Westford 5 1/8% 4/1/2017                                                        1,106,862           422
      1,000M    Worcester 5 1/2% 8/15/2017                                                      1,074,790           410
-----------------------------------------------------------------------------------------------------------------------
                                                                                               11,476,577         4,377
-----------------------------------------------------------------------------------------------------------------------
                Health Care--6.6%
      1,000M    Harvard Pilgrim Health Care 5 1/4% 7/1/2013                                     1,034,420           394
        660M    Massachusetts General Hospital Series "F"
                  6 1/4% 7/1/2012                                                                 702,544           268
-----------------------------------------------------------------------------------------------------------------------
                                                                                                1,736,964           662
-----------------------------------------------------------------------------------------------------------------------
                Transportation--4.1%
      1,000M    Route 3 North Trans. Impt. Assoc.
                  5 5/8% 6/15/2010*                                                             1,064,410           406
-----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
MASSACHUSETTS INSURED TAX EXEMPT FUND
December 31, 2006
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 Amount
                                                                                                               Invested
                                                                                                               For Each
  Principal                                                                                                  $10,000 of
     Amount     Security                                                                            Value    Net Assets
-----------------------------------------------------------------------------------------------------------------------
                Utilities--18.3%
     $1,000M    Boston Water & Sewer Commission Rev.
                  5 3/4% 11/1/2013                                                             $1,069,520          $408
      1,455M    Holyoke Gas & Electric Dept. Rev. 5 3/8% 12/1/2018                              1,580,013           603
      1,000M    Massachusetts State Water Resource Auth. 5% 8/1/2023                            1,083,720           413
      1,000M    Springfield Water & Sewer Rev. 5% 7/15/2024                                     1,075,300           410
-----------------------------------------------------------------------------------------------------------------------
                                                                                                4,808,553         1,834
-----------------------------------------------------------------------------------------------------------------------
                Other Revenue--4.0%
      1,000M    Boston Convention Center Act 1997 Series "A"
                  5% 5/1/2017                                                                   1,057,310           403
-----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $24,498,300)                                      98.4%   25,810,284         9,843
Other Assets, Less Liabilities                                                          1.6       410,890           157
-----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                            100.0%  $26,221,174       $10,000
=======================================================================================================================



* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements

Fund Expenses
MICHIGAN INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                 Beginning        Ending
                                                  Account        Account      Expenses Paid
                                                   Value          Value       During Period
                                                 (7/1/06)       (12/31/06)  (7/1/06-12/31/06)*
----------------------------------------------------------------------------------------------
Expense Example -- Class A Shares
Actual                                           $1,000.00      $1,040.13         $4.63
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,020.67         $4.58
----------------------------------------------------------------------------------------------
Expense Example -- Class B Shares
Actual                                           $1,000.00      $1,036.17         $8.47
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,016.89         $8.39
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .90% for Class A shares and 1.65% for Class B shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

General Obligations                                  71.6%
Utilities                                            19.8%
Health Care                                           8.6%

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2006, and are based on the total value of investments.

Cumulative Performance Information
MICHIGAN INSURED TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Michigan Insured Tax Exempt Fund (Class A shares) and the Merrill Lynch Municipal Securities Master Index.

First Investors Michigan Insured Tax Exempt Fund
Graph Plot Points
for the periods Ended 12/31/06

                                     Merrill
                                       Lynch
                    Michigan       Municipal
                        Fund           Index
Dec-96                $9,425         $10,000
Dec-97                10,937          11,092
Dec-98                11,549          11,879
Dec-99                11,245          11,125
Dec-00                12,477          13,033
Dec-01                12,962          13,616
Dec-02                14,249          15,076
Dec-03                14,913          16,008
Dec-04                15,248          16,881
Dec-05                15,611          17,546
Dec-06                16,185          18,417

(INSET BOX IN CHART READS:)

                       Average Annual Total Returns*
Class A Shares        N.A.V. Only     S.E.C. Standardized
 One Year               3.68%             (2.26%)
 Five Years             4.54%              3.31%
 Ten Years              4.93%              4.31%
 S.E.C. 30-Day Yield             2.88%
Class B Shares
 One Year               2.88%             (1.12%)
 Five Years             3.75%              3.40%
 Ten Years              4.28%              4.28%
 S.E.C. 30-Day Yield             2.31%

  The graph compares a $10,000 investment in the First Investors Michigan Insured Tax Exempt Fund (Class A shares) beginning 12/31/96 with a theoretical investment in the Merrill Lynch Municipal Securities Master Index (the "Index"). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/06) include the reinvestment of all distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (2.45%), 3.06% and 4.04%, respectively, and the S.E.C. 30-Day Yield for December 2006 would have been 2.70%. The Class B "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (1.31%), 3.13% and 4.01%, respectively, and the S.E.C. 30-Day Yield for December 2006 would have been 2.11%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.


Portfolio of Investments
MICHIGAN INSURED TAX EXEMPT FUND
December 31, 2006
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 Amount
                                                                                                               Invested
                                                                                                               For Each
  Principal                                                                                                  $10,000 of
     Amount     Security                                                                            Value    Net Assets
-----------------------------------------------------------------------------------------------------------------------
                MUNICIPAL BONDS--98.8%
                General Obligations--70.8%
     $1,000M    Bay City School District 5% 5/1/2025                                           $1,074,720          $346
      1,475M    Coopersville Area Public Schools 5% 5/1/2024                                    1,580,477           509
      1,000M    Detroit Series "B" 5% 4/1/2025                                                  1,062,260           342
      1,725M    Eaton Rapids Public Schools 5 1/4% 5/1/2022                                     1,869,762           602
      1,650M    Ecorse Public School District 5% 5/1/2027                                       1,763,355           568
      1,105M    Ferndale Public Schools 5% 5/1/2023                                             1,172,339           377
      1,100M    Fraser Public School District 5% 5/1/2024                                       1,175,570           378
      1,600M    Galesburg-Augusta Community Schools
                  5% 5/1/2024                                                                   1,708,752           550
      1,000M    Godwin Heights Public School District
                  5 5/8% 5/1/2010*                                                              1,061,260           342
      1,000M    Grand Blanc Community School District
                  5 5/8% 5/1/2015                                                               1,083,370           349
      1,040M    Grand Rapids Building Authority 5 3/4% 8/1/2015                                 1,110,387           358
      1,000M    Gull Lake Community School District Zero
                  Coupon 5/1/2013                                                                 724,070           233
      1,000M    Hartland School District 5% 5/1/2022                                            1,063,550           342
      1,575M    Jenison Public School District 5 1/2% 5/1/2018                                  1,713,978           552
      1,090M    Kenowa Hills Public Schools 5% 5/1/2025                                         1,164,087           375
      1,000M    Montrose Township School District 6.2% 5/1/2017                                 1,159,780           373
        400M    Newaygo Public Schools 5 3/4% 5/1/2010*                                           425,412           137
      1,000M    Saginaw City School District Schs. Bldg. & Site
                  5% 5/1/2025                                                                   1,060,940           342
-----------------------------------------------------------------------------------------------------------------------
                                                                                               21,974,069         7,075
-----------------------------------------------------------------------------------------------------------------------
                Health Care--8.5%
                Michigan State Hospital Finance Authority Revenue:
      1,000M      Mercy Mount Clemens 5 3/4% 5/15/2017                                          1,051,860           339
        535M      St. John's Hospital 6% 5/15/2008                                                543,127           175
      1,000M    Saginaw Hospital Fin. Auth. (Covenant Med. Ctr.)
                  5 5/8% 7/1/2013                                                               1,053,320           339
-----------------------------------------------------------------------------------------------------------------------
                                                                                                2,648,307           853
-----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
MICHIGAN INSURED TAX EXEMPT FUND
December 31, 2006
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 Amount
                                                                                                               Invested
                                                                                                               For Each
  Principal                                                                                                  $10,000 of
     Amount     Security                                                                            Value    Net Assets
-----------------------------------------------------------------------------------------------------------------------
                Utilities--19.5%
     $1,000M    Detroit Sewage Disposal System Rev. 5% 7/1/2030                                $1,058,840          $341
      1,275M    Detroit Water Supply System Rev. 6 1/2% 7/1/2015                                1,516,740           488
                Michigan State Strategic Fund (Detroit Edison Co.):
      1,350M      6.95% 5/1/2011                                                                1,520,330           490
      1,000M      7% 5/1/2021                                                                   1,310,480           422
        500M    Monroe County Economic Dev. Corp.
                  (Detroit Edison Co.) 6.95% 9/1/2022                                             665,505           214
-----------------------------------------------------------------------------------------------------------------------
                                                                                                6,071,895         1,955
-----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $28,810,204)                                 98.8%  30,694,271         9,883
Other Assets, Less Liabilities                                                           1.2      364,733           117
-----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                             100.0% $31,059,004       $10,000
=======================================================================================================================

                                                                                  Expiration     Notional    Unrealized
Interest Rate Swap                                                                      Date       Amount  Appreciation
-----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.719% with Citibank, N.A.                                               2/5/2017       $2,000M         $447
=======================================================================================================================



* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements

Fund Expenses
MINNESOTA INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                 Beginning       Ending
                                                  Account       Account      Expenses Paid
                                                   Value          Value       During Period
                                                 (7/1/06)      (12/31/06)  (7/1/06-12/31/06)*
----------------------------------------------------------------------------------------------
Expense Example -- Class A Shares
Actual                                           $1,000.00      $1,041.02         $3.45
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,021.83         $3.41
----------------------------------------------------------------------------------------------
Expense Example -- Class B Shares
Actual                                           $1,000.00      $1,037.23         $7.29
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,018.05         $7.22
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .67% for Class A shares and 1.42% for Class B shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

General Obligations                                  65.6%
Health Care                                           8.9%
Transportation                                        8.1%
Utilities                                             7.9%
Education                                             6.9%
Housing                                               2.6%

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2006, and are based on the total value of investments.

Cumulative Performance Information
MINNESOTA INSURED TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Minnesota Insured Tax Exempt Fund (Class A shares) and the Merrill Lynch Municipal Securities Master Index.

First Investors Minnesota Insured Tax Exempt Fund
Graph Plot Points
for the periods Ended 12/31/06

                                     Merrill
                                       Lynch
                   Minnesota       Municipal
                        Fund           Index
Dec-96                $9,425         $10,000
Dec-97                10,856          11,092
Dec-98                11,533          11,879
Dec-99                11,343          11,125
Dec-00                12,600          13,033
Dec-01                13,162          13,616
Dec-02                14,422          15,076
Dec-03                15,131          16,008
Dec-04                15,648          16,881
Dec-05                15,981          17,546
Dec-06                16,645          18,417

(INSET BOX IN CHART READS:)

                       Average Annual Total Returns*
Class A Shares        N.A.V. Only   S.E.C. Standardized
 One Year               4.16%             (1.81%)
 Five Years             4.81%              3.58%
 Ten Years              5.23%              4.60%
 S.E.C. 30-Day Yield             2.87%
Class B Shares
 One Year               3.32%              (.68%)
 Five Years             4.02%              3.68%
 Ten Years              4.58%              4.58%
 S.E.C. 30-Day Yield             2.30%

  The graph compares a $10,000 investment in the First Investors Minnesota Insured Tax Exempt Fund (Class A shares) beginning 12/31/96 with a theoretical investment in the Merrill Lynch Municipal Securities Master Index (the "Index"). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/06) include the reinvestment of all distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (2.28%), 2.98% and 3.89%, respectively, and the S.E.C. 30-Day Yield for December 2006 would have been 2.46%. The Class B "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (1.15%), 3.03% and 3.85%, respectively, and the S.E.C. 30-Day Yield for December 2006 would have been 1.86%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.


Portfolio of Investments
MINNESOTA INSURED TAX EXEMPT FUND
December 31, 2006
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 Amount
                                                                                                               Invested
                                                                                                               For Each
  Principal                                                                                                  $10,000 of
     Amount     Security                                                                            Value    Net Assets
-----------------------------------------------------------------------------------------------------------------------
                MUNICIPAL BONDS--98.0%
                Education--6.7%
       $600M    Minnesota State Colleges & Univ. 5% 10/1/2021                                    $646,614          $390
        400M    University of Minnesota 5 3/4% 7/1/2017                                           468,104           283
-----------------------------------------------------------------------------------------------------------------------
                                                                                                1,114,718           673
-----------------------------------------------------------------------------------------------------------------------
                General Obligations--64.3%
        400M    Becker Ind. School District #726, 6% 2/1/2017                                     426,256           257
        225M    Bloomington Ind. School District #271, 5 1/8% 2/1/2015                            239,063           144
        500M    Cambridge Indpt SD #911, 4 3/4% 2/1/2030                                          515,885           311
        500M    Crow Wing County Jail Series "B" 5% 2/1/2021                                      534,910           323
        200M    Delano Ind. School District #879, 5.6% 2/1/2015                                   213,934           129
                Eagan Recreational Facilities Series "A":
        450M      5% 2/1/2015                                                                     477,256           288
        250M      5% 2/1/2016                                                                     264,667           160
        200M    Elk River Ind. School District #728, 5 1/2% 2/1/2021                              213,184           128
        300M    Farmington Ind. School District #192 Series "B"
                  5% 2/1/2022                                                                     320,733           193
        280M    Lakeville 5 1/2% 2/1/2011                                                         280,151           169
        405M    Lino Lakes 5.7% 2/1/2012                                                          405,624           245
        260M    Mahtomedi Ind. School District #832, 5% 2/1/2017                                  275,007           166
      1,160M    Minneapolis Special School District #1, 5% 2/1/2020                             1,231,618           743
        750M    Montgomery School District #394, 5% 2/1/2025                                      803,047           484
        500M    Moorhead Series "A" 5% 2/1/2027                                                   533,800           322
        750M    New Brighton Series "A" 5% 2/1/2032                                               802,035           484
        750M    North St. Paul Maplewood Ind. Sch. Dist. #622,
                  5% 2/1/2025                                                                     807,795           487
                Pequot Lakes Ind. School District #186:
        250M      5% 2/1/2016                                                                     264,195           159
        250M      5 1/8% 2/1/2018                                                                 265,625           160
        250M    Rosemount School District #196, 5% 2/1/2023                                       267,990           162
        250M    Sauk Rapids Ind. School District 5% 2/1/2022                                      268,863           162
                St. Paul Ind. School District #625:
        250M      5 5/8% 2/1/2015                                                                 259,520           156
        400M      5% 2/1/2017                                                                     426,032           257
        535M    Upsala Ind. School District #487, 5% 2/1/2020                                     568,031           343
-----------------------------------------------------------------------------------------------------------------------
                                                                                               10,665,221         6,432
-----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
MINNESOTA INSURED TAX EXEMPT FUND
December 31, 2006
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 Amount
                                                                                                               Invested
                                                                                                               For Each
  Principal                                                                                                  $10,000 of
     Amount     Security                                                                            Value    Net Assets
-----------------------------------------------------------------------------------------------------------------------
                Health Care--8.8%
       $500M    Minneapolis Health Care Sys. Rev. (Fairview Hlth. Svcs.)
                  5 1/2% 5/15/2017                                                               $546,485          $329
        350M    Minnesota Agriculture & Econ. Dev. Brd. Rev.
                  (Benedictine Hlth.) 5 1/4% 2/15/2014                                            369,243           223
        500M    St. Cloud Health Care Oblig. Group "A" 5.8% 5/1/2016                              535,340           323
-----------------------------------------------------------------------------------------------------------------------
                                                                                                1,451,068           875
-----------------------------------------------------------------------------------------------------------------------
                Housing--2.5%
        400M    Minnetonka Multi-Family Housing Rev. (Cedar Hills Proj.)
                  5.9% 10/20/2019                                                                 421,800           254
-----------------------------------------------------------------------------------------------------------------------
                Transportation--7.9%
                Minneapolis & St. Paul Metro Airports Comm.
                  Airport Rev. Series "A":
        500M        5% 1/1/2028                                                                   522,880           315
        750M        5% 1/1/2029                                                                   790,898           477
-----------------------------------------------------------------------------------------------------------------------
                                                                                                1,313,778           792
-----------------------------------------------------------------------------------------------------------------------
                Utilities--7.8%
        400M    Northern Minnesota Municipal Pwr. Agy. Elec. Sys. Rev.
                  5.4% 1/1/2016                                                                   420,296           253
                Western Minnesota Municipal Power Agency:
        325M      5 1/2% 1/1/2011                                                                 336,765           203
        500M      5 1/2% 1/1/2015                                                                 533,305           322
-----------------------------------------------------------------------------------------------------------------------
                                                                                                1,290,366           778
-----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $15,604,794)                                    98.0%     16,256,951         9,804
Other Assets, Less Liabilities                                                        2.0         325,514           196
-----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                          100.0%    $16,582,465       $10,000
=======================================================================================================================



See notes to financial statements

Fund Expenses
MISSOURI INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                 Beginning        Ending
                                                  Account        Account      Expenses Paid
                                                   Value          Value       During Period
                                                 (7/1/06)       (12/31/06)  (7/1/06-12/31/06)*
----------------------------------------------------------------------------------------------
Expense Example -- Class A Shares
Actual                                           $1,000.00      $1,044.72         $3.45
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,021.83         $3.41
----------------------------------------------------------------------------------------------
Expense Example -- Class B Shares
Actual                                           $1,000.00      $1,040.92         $7.30
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,018.05         $7.22
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .67% for Class A shares and 1.42% for Class B shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

General Obligations                                  35.4%
Other Revenue                                        30.6%
Utilities                                            16.1%
Health Care                                           7.3%
Education                                             6.2%
Transportation                                        4.4%

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2006, and are based on the total value of investments.

Cumulative Performance Information
MISSOURI INSURED TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Missouri Insured Tax Exempt Fund (Class A shares) and the Merrill Lynch Municipal Securities Master Index.

First Investors Missouri Insured Tax Exempt Fund
Graph Plot Points
for the periods Ended 12/31/06

                                     Merrill
                                       Lynch
                    Missouri       Municipal
                        Fund           Index
Dec-96                $9,425         $10,000
Dec-97                10,945          11,092
Dec-98                11,666          11,879
Dec-99                11,430          11,125
Dec-00                12,825          13,033
Dec-01                13,360          13,616
Dec-02                14,851          15,076
Dec-03                15,657          16,008
Dec-04                16,241          16,881
Dec-05                16,695          17,546
Dec-06                17,420          18,417

(INSET BOX IN CHART READS:)

                        Average Annual Total Returns*
Class A Shares        N.A.V. Only   S.E.C. Standardized
 One Year               4.34%             (1.66%)
 Five Years             5.45%              4.21%
 Ten Years              5.71%              5.08%
 S.E.C. 30-Day Yield             2.99%
Class B Shares
 One Year               3.60%              (.40%)
 Five Years             4.67%              4.33%
 Ten Years              5.04%              5.04%
 S.E.C. 30-Day Yield             2.43%

  The graph compares a $10,000 investment in the First Investors Missouri Insured Tax Exempt Fund (Class A shares) beginning 12/31/96 with a theoretical investment in the Merrill Lynch Municipal Securities Master Index (the "Index"). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/06) include the reinvestment of all distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (2.12%), 3.59% and 4.23%, respectively, and the S.E.C. 30-Day Yield for December 2006 would have been 2.51%. The Class B "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (.87%), 3.64% and 4.12%, respectively, and the S.E.C. 30-Day Yield for December 2006 would have been 1.95%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.


Portfolio of Investments
MISSOURI INSURED TAX EXEMPT FUND
December 31, 2006
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 Amount
                                                                                                               Invested
                                                                                                               For Each
  Principal                                                                                                  $10,000 of
     Amount     Security                                                                            Value    Net Assets
-----------------------------------------------------------------------------------------------------------------------
                MUNICIPAL BONDS--98.3%
                Education--6.0%
       $125M    Bowling Green School District 5.85% 3/1/2010*                                    $133,241           $80
        500M    Cape Girardeau Cnty. Bldg. Corp. Sch. Dist. #R-II,
                  5 1/4% 3/1/2025                                                                 546,705           330
        150M    Missouri Southern State College Rev. Aux. Enterprise
                  Sys. 5.3% 4/1/2015                                                              159,757            96
        150M    Missouri State Hlth. & Educ. Facs. Auth. (Webster Univ.)
                  5 1/2% 4/1/2018                                                                 159,954            97
-----------------------------------------------------------------------------------------------------------------------
                                                                                                  999,657           603
-----------------------------------------------------------------------------------------------------------------------
                General Obligations--34.8%
        500M    Camdenton Reorg. Sch. Dist. #R-III Camden Cnty.
                  5 1/4% 3/1/2021                                                                 547,850           331
        400M    Cass County Reorg. School District #2, 5 1/2% 3/1/2017                            432,144           261
        350M    Clay County Pub. School District #53, 5% 3/1/2017                                 369,320           223
        500M    Fort Zumwalt School District 5% 3/1/2023                                          537,205           324
        100M    Jefferson County School District #6, 6% 3/1/2014                                  106,606            64
        150M    Kansas City Streetlight Project Series "A"
                  5 1/4% 2/1/2016                                                                 158,889            96
        140M    Maplewood Richmond Heights School District
                  5 1/4% 3/1/2016                                                                 148,785            90
        500M    Miller County School District #2, 5% 3/1/2021                                     539,195           325
        500M    Neosho Reorg. School District #R5, 5% 3/1/2022                                    539,990           326
        500M    Nixa School District #R2, 5 1/4% 3/1/2025                                         549,920           332
        125M    St. Joseph's School Dist. (Direct Dep. Prog.)
                  5 3/4% 3/1/2019                                                                 133,447            80
      1,000M    St. Louis Board of Education (Direct Dep. Prog.)
                  5% 4/1/2025                                                                   1,073,370           648
        100M    St. Louis County Pattonville R-3 School Dist.
                  (Direct Dep. Prog.) 5 3/4% 3/1/2010*                                            107,191            65
        250M    Washington School District 5% 3/1/2015                                            265,485           160
        250M    Wentzville School District #4, 5% 3/1/2022                                        264,353           159
-----------------------------------------------------------------------------------------------------------------------
                                                                                                5,773,750         3,484
-----------------------------------------------------------------------------------------------------------------------
                Health Care--7.2%
        400M    Jackson County Spl. Oblig. (Truman Med. Ctr.)
                  5% 12/1/2022                                                                    421,924           254
        140M    Missouri State Hlth. & Educ. Facs. Auth. Series "A"
                  (BJC Hlth. Sys.) 6 3/4% 5/15/2011                                               157,174            95
-----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
MISSOURI INSURED TAX EXEMPT FUND
December 31, 2006
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 Amount
                                                                                                               Invested
                                                                                                               For Each
  Principal                                                                                                  $10,000 of
     Amount     Security                                                                            Value    Net Assets
-----------------------------------------------------------------------------------------------------------------------
                Health Care (continued)
       $500M    North Kansas City Hospital Rev. Series "A"
                  5% 11/15/2020                                                                  $528,190          $319
         80M    Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
                  6 1/4% 7/1/2016                                                                  80,100            48
-----------------------------------------------------------------------------------------------------------------------
                                                                                                1,187,388           716
-----------------------------------------------------------------------------------------------------------------------
                Transportation--4.4%
        400M    Bi-State Dev. Agy. Met. Dist. Metrolink Cross Cnty.
                  Proj. Series "B" 5 1/4% 10/1/2019                                               431,964           261
        125M    Kansas City Airport Rev. Series "B" 5 1/4% 9/1/2016                               134,804            81
        150M    St. Louis Airport Rev. 5 1/8% 7/1/2015                                            155,578            94
-----------------------------------------------------------------------------------------------------------------------
                                                                                                  722,346           436
-----------------------------------------------------------------------------------------------------------------------
                Utilities--15.8%
        250M    Jefferson County Cons. Public Water Supply
                  5 1/4% 12/1/2016                                                                271,493           164
                Missouri Jt. Mun. Elec. Util. Revenue:
        500M      5% 1/1/2021                                                                     538,625           325
        215M      Iatan 2 Project 5% 1/1/2022                                                     231,103           139
        250M    Missouri State Environmental Impt. & Energy Res. Auth.
                  5 1/2% 7/1/2014                                                                 274,830           166
        250M    Puerto Rico Electric Power Auth. Rev. 5 3/8% 7/1/2017                             272,683           165
      1,000M    Springfield Public Util. Rev. 4 3/4% 8/1/2028                                   1,035,780           625
-----------------------------------------------------------------------------------------------------------------------
                                                                                                2,624,514         1,584
-----------------------------------------------------------------------------------------------------------------------
                Other Revenue--30.1%
        500M    Arnold Pub. Facs. Corp. Arnold Cmnty. Rec. Ctr.
                  5% 8/15/2023                                                                    529,680           320
        100M    Clay County Public Building Auth. Leasehold Rev.
                  5 1/8% 5/15/2014                                                                101,927            61
        500M    Jackson County Pub. Bldg. Corp. Leasehold Rev.
                  5% 12/1/2020                                                                    538,855           325
      1,000M    Jackson County Spl. Oblig. (Truman Sports Complex)
                  5% 12/1/2023                                                                  1,079,410           651
        250M    Kansas City Municipal Assistance Corp. Rev. Series "A"
                  5% 3/1/2019                                                                     262,875           159
        250M    Missouri State Board Public Buildings Series "A"
                  5% 5/1/2021                                                                     261,443           158
-----------------------------------------------------------------------------------------------------------------------





-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 Amount
                                                                                                               Invested
                                                                                                               For Each
  Principal                                                                                                  $10,000 of
     Amount      Security                                                                           Value    Net Assets
-----------------------------------------------------------------------------------------------------------------------
                Other Revenue (continued)
                Missouri State Dev. Finance Board Infrastructure
                    Facilities Revenue:
       $500M        Hartman Heritage Center Phase II, 5% 4/1/2020                                $526,060          $317
        125M        Midtown Redevelopment Project Series "A"
                      6% 4/1/2014                                                                 133,777            81
        500M     Missouri State Regional Convention & Sports
                    Complex Auth. 5 1/4% 8/15/2020                                                538,995           325
                 Springfield Public Building Corp. Leasehold Revenue:
        125M        Capital Improvement 5.6% 6/1/2014                                             131,624            79
        230M        Jordan Valley 5.85% 6/1/2014                                                  246,298           149
                 St. Louis Municipal Finance Corp. Leasehold Revenue:
        250M        Carnahan Courthouse Series "A" 5% 2/15/2012*                                  265,725           160
                    City Justice Center Series "A":
        125M          5 3/4% 2/15/2010*                                                           133,886            81
        225M          5 1/4% 2/15/2015                                                            241,972           146
-----------------------------------------------------------------------------------------------------------------------
                                                                                                4,992,527         3,012
-----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $15,708,973)                                    98.3%     16,300,182         9,835
Other Assets, Less Liabilities                                                        1.7         274,038           165
-----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                          100.0%    $16,574,220       $10,000
=======================================================================================================================
                                                                               Expiration        Notional    Unrealized
Interest Rate Swap                                                                   Date          Amount  Appreciation
-----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.719% with Citibank, N.A.                                            2/5/2017          $1,000M         $223
=======================================================================================================================



* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements

Fund Expenses
NEW JERSEY INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                 Beginning        Ending
                                                  Account        Account      Expenses Paid
                                                   Value          Value       During Period
                                                 (7/1/06)       (12/31/06)  (7/1/06-12/31/06)*
----------------------------------------------------------------------------------------------
Expense Example -- Class A Shares
Actual                                           $1,000.00      $1,038.95         $4.88
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,020.42         $4.84
----------------------------------------------------------------------------------------------
Expense Example -- Class B Shares
Actual                                           $1,000.00      $1,035.60         $8.72
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,016.64         $8.64
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .95% for Class A shares and 1.70% for Class B shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

Other Revenue                                        34.0%
Education                                            21.2%
Transportation                                       15.7%
Utilities                                            11.1%
Health Care                                           8.0%
General Obligations                                   7.7%
Housing                                               2.3%

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2006, and are based on the total value of investments.

Cumulative Performance Information
NEW JERSEY INSURED TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors New Jersey Insured Tax Exempt Fund (Class A shares) and the Merrill Lynch Municipal Securities Master Index.

First Investors New Jersey Insured Tax Exempt Fund
Graph Plot Points
for the periods Ended 12/31/06

                               Merrill Lynch
                  New Jersey       Municipal
                        Fund           Index
Dec-96                $9,425         $10,000
Dec-97                10,836          11,092
Dec-98                11,468          11,879
Dec-99                11,233          11,125
Dec-00                12,403          13,033
Dec-01                12,907          13,616
Dec-02                14,161          15,076
Dec-03                14,768          16,008
Dec-04                15,150          16,881
Dec-05                15,511          17,546
Dec-06                16,065          18,417

(INSET BOX IN CHART READS:)

                       Average Annual Total Returns*
Class A Shares        N.A.V. Only   S.E.C. Standardized
 One Year               3.57%             (2.39%)
 Five Years             4.47%              3.25%
 Ten Years              4.86%              4.24%
 S.E.C. 30-Day Yield            2.74%
Class B Shares
 One Year               2.80%             (1.20%)
 Five Years             3.69%              3.35%
 Ten Years              4.20%              4.20%
 S.E.C. 30-Day Yield            2.15%

  The graph compares a $10,000 investment in the First Investors New Jersey Insured Tax Exempt Fund (Class A shares) beginning 12/31/96 with a theoretical investment in the Merrill Lynch Municipal Securities Master Index (the "Index"). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/06) include the reinvestment of all distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (2.49%), 3.07% and 4.06%, respectively, and the S.E.C. 30-Day Yield for December 2006 would have been 2.67%. The Class B "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (1.30%), 3.15% and 4.03%, respectively, and the S.E.C. 30-Day Yield for December 2006 would have been 2.08%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.


Portfolio of Investments
NEW JERSEY INSURED TAX EXEMPT FUND
December 31, 2006
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 Amount
                                                                                                               Invested
                                                                                                               For Each
  Principal                                                                                                  $10,000 of
     Amount     Security                                                                            Value    Net Assets
-----------------------------------------------------------------------------------------------------------------------
                MUNICIPAL BONDS--99.8%
                Education--21.2%
                New Jersey Educational Facilities Auth. Revenue:
     $2,125M      College of New Jersey Series "C" 5 3/8% 7/1/2016                             $2,303,712          $374
      1,000M      Montclair State Univ. Series "A" 5% 7/1/2023                                  1,078,330           175
      2,110M      Ramapo College Series "I" 4 1/2% 7/1/2024                                     2,145,321           348
      1,800M      Rowan University Series "C" 5% 7/1/2022                                       1,919,124           312
      1,210M    Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
                  University Plaza Proj. Series "A" 5 5/8% 7/1/2013                             1,290,126           209
      1,000M    University of Medicine & Dentistry of New Jersey
                  Series "A" 5 3/8% 12/1/2016                                                   1,086,470           176
      3,015M    University of Puerto Rico 5 3/4% 6/1/2010*                                      3,224,060           523
-----------------------------------------------------------------------------------------------------------------------
                                                                                               13,047,143         2,117
-----------------------------------------------------------------------------------------------------------------------
                General Obligations--7.6%
      1,750M    Atlantic City Board of Education 6.1% 12/1/2015                                 2,058,945           334
      1,500M    Jersey City Series "B" 5% 9/1/2019                                              1,593,330           259
      1,000M    Washington Township Board of Education 5% 3/1/2029                              1,062,300           172
-----------------------------------------------------------------------------------------------------------------------
                                                                                                4,714,575           765
-----------------------------------------------------------------------------------------------------------------------
                Health Care--8.0%
                New Jersey State Health Care Facs. Fing. Authority:
      1,000M      Centrastate Medical Center 5% 7/1/2030                                        1,065,570           173
      1,500M      General Hospital Center at Passaic 6% 7/1/2014                                1,683,645           273
      1,000M      Meridian Health System Oblig. Group 5 5/8% 7/1/2014                           1,057,490           171
      1,000M      Riverview Medical Center 6 1/4% 7/1/2011                                      1,107,690           180
-----------------------------------------------------------------------------------------------------------------------
                                                                                                4,914,395           797
-----------------------------------------------------------------------------------------------------------------------
                Housing--2.4%
      1,375M    New Jersey State Hsg. & Mtg. Fing. Agency Regency
                  Park Project 6.05% 11/1/2017                                                  1,451,079           236
-----------------------------------------------------------------------------------------------------------------------
                Transportation--15.6%
      1,000M    Burlington County Bridge Commission 5 1/4% 8/15/2021                            1,072,120           174
      1,000M    Delaware River & Bay Authority 5 1/2% 1/1/2010*                                 1,061,830           172
      1,000M    Delaware River Port Auth. PA & NJ Rev. 5 3/4% 1/1/2022                          1,057,550           172
      1,000M    New Jersey State Hwy. Auth. (Garden State Parkway)
                  6.2% 1/1/2010                                                                 1,049,960           170
      2,000M    New Jersey State Turnpike Auth. Rev.
                  5% 1/1/2035                                                                   2,066,120           335
-----------------------------------------------------------------------------------------------------------------------





-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 Amount
                                                                                                               Invested
                                                                                                               For Each
  Principal                                                                                                  $10,000 of
     Amount     Security                                                                            Value    Net Assets
-----------------------------------------------------------------------------------------------------------------------
                Transportation (continued)
     $1,000M    Newark Hsg. Auth. Port Auth. (Newark Marine Term.)
                  5 1/4% 1/1/2020                                                              $1,085,100          $176
      2,100M    Port Authority of New York & New Jersey 125th Series
                  5% 10/15/2018                                                                 2,249,142           365
-----------------------------------------------------------------------------------------------------------------------
                                                                                                9,641,822         1,564
-----------------------------------------------------------------------------------------------------------------------
                Utilities--11.1%
      1,000M    Bergen County Utilities Auth. Rev. 5% 12/15/2031                                1,071,460           174
      1,150M    Evesham Municipal Utilities Auth. Rev. 5% 7/1/2018                              1,218,402           197
      1,250M    Passaic Valley Sewer Comm. Series "E" 5 5/8% 12/1/2018                          1,325,900           215
                Puerto Rico Electric Power Authority:
      1,000M      Series "HH" 5 1/4% 7/1/2029                                                   1,059,470           172
      2,000M      Series "II" 5 3/8% 7/1/2017                                                   2,181,460           354
-----------------------------------------------------------------------------------------------------------------------
                                                                                                6,856,692         1,112
-----------------------------------------------------------------------------------------------------------------------
                Other Revenue--33.9%
      2,900M    Atlantic County Impt. Auth. Lux. Tax (Convention Ctr.)
                  7.4% 7/1/2016                                                                 3,512,335           570
      2,080M    Camden County Impt. Auth. Lease Rev. 5% 9/1/2027                                2,229,656           362
      2,000M    Cape May County Bridge Commission 5% 6/1/2032                                   2,129,780           345
      1,665M    Cape May County Indl. Poll. Cntl. Fin. Auth.
                  6.8% 3/1/2021                                                                 2,165,133           351
                Casino Reinvestment Dev. Auth. Hotel Room
                  Fee Revenue:
      1,000M        5 1/4% 6/1/2021                                                             1,089,220           177
      1,000M        5% 1/1/2025                                                                 1,074,870           174
      1,500M    Cumberland County Impt. Auth. Rev. 5 1/8% 1/01/2025                             1,628,850           264
      1,000M    Essex County Impt. Auth. Lease Rev.
                  (Correctional Facs. Proj.) 5 1/2% 10/1/2018                                   1,058,710           172
      1,000M    Hudson County Impt. Auth. Lease Rev.
                  (County Services Bldg. Proj.) 5% 4/1/2035                                     1,063,780           173
      2,500M    New Jersey Economic Dev. Auth.
                  (Liberty State Park Proj.) 5% 3/1/2027                                        2,663,475           432

-----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
NEW JERSEY INSURED TAX EXEMPT FUND
December 31, 2006
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 Amount
                                                                                                               Invested
                                                                                                               For Each
  Principal                                                                                                  $10,000 of
     Amount     Security                                                                            Value    Net Assets
-----------------------------------------------------------------------------------------------------------------------
                Other Revenue (continued)
     $1,000M    Passaic County Impt. Auth. Lease Rev.
                  (Preakness Healthcare Ctr. Proj.) 5% 5/1/2030                                $1,062,150          $172
      1,155M    Puerto Rico Municipal Finance Agency 5 1/4% 8/1/2020                            1,238,992           201
-----------------------------------------------------------------------------------------------------------------------
                                                                                               20,916,951         3,393
-----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $58,249,295)                                    99.8%     61,542,657         9,984
Other Assets, Less Liabilities                                                         .2          98,804            16
-----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                          100.0%    $61,641,461       $10,000
=======================================================================================================================


* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements

Fund Expenses
NEW YORK INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                 Beginning        Ending
                                                  Account        Account      Expenses Paid
                                                   Value          Value       During Period
                                                 (7/1/06)       (12/31/06)  (7/1/06-12/31/06)*
----------------------------------------------------------------------------------------------
Expense Example -- Class A Shares
Actual                                           $1,000.00      $1,037.09         $5.03
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,020.27         $4.99
----------------------------------------------------------------------------------------------
Expense Example -- Class B Shares
Actual                                           $1,000.00      $1,033.24         $8.87
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,016.49         $8.79
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .98% for Class A shares and 1.73% for Class B shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).


Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

Education                                            29.0%
General Obligations                                  23.2%
Transportation                                       21.5%
Utilities                                            20.2%
Other Revenue                                         4.2%
Housing                                               1.0%
Health Care                                           0.9%

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2006, and are based on the total value of investments.

Cumulative Performance Information
NEW YORK INSURED TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors New York Insured Tax Exempt Fund (Class A shares) and the Merrill Lynch Municipal Securities Master Index.

First Investors New York Insured Tax Exempt Fund
Graph Plot Points
for the periods Ended 12/31/06

                                     Merrill
                                       Lynch
                    New York       Municipal
                        Fund           Index
Dec-96                $9,425         $10,000
Dec-97                10,782          11,092
Dec-98                11,385          11,879
Dec-99                10,967          11,125
Dec-00                12,328          13,033
Dec-01                12,715          13,616
Dec-02                14,044          15,076
Dec-03                14,658          16,008
Dec-04                15,016          16,881
Dec-05                15,341          17,546
Dec-06                15,885          18,417

(INSET BOX IN CHART READS:)

                       Average Annual Total Returns*
Class A Shares        N.A.V. Only  S.E.C. Standardized
 One Year               3.55%            (2.43%)
 Five Years             4.55%             3.32%
 Ten Years              4.74%             4.12%
 S.E.C. 30-Day Yield             2.69%
Class B Shares
 One Year               2.77%            (1.23%)
 Five Years             3.76%             3.41%
 Ten Years              4.13%             4.13%
 S.E.C. 30-Day Yield             2.11%

  The graph compares a $10,000 investment in the First Investors New York Insured Tax Exempt Fund (Class A shares) beginning 12/31/96 with a theoretical investment in the Merrill Lynch Municipal Securities Master Index (the "Index"). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/06) include the reinvestment of all distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (2.48%), 3.20% and 3.99%, respectively. The Class B "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (1.28%), 3.28% and 4.02%, respectively. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.


Portfolio of Investments
NEW YORK INSURED TAX EXEMPT FUND
December 31, 2006
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 Amount
                                                                                                               Invested
                                                                                                               For Each
  Principal                                                                                                  $10,000 of
     Amount     Security                                                                            Value    Net Assets
-----------------------------------------------------------------------------------------------------------------------
                MUNICIPAL BONDS--98.7%
                Education--28.7%
                New York State Dormitory Authority Revenue:
                  City University:
     $3,955M        5 3/4% 7/1/2013                                                            $4,299,203          $260
      3,000M        6% 7/1/2020                                                                 3,596,970           217
      2,350M      Colgate University 6% 7/1/2021                                                2,806,511           169
                  Fashion Institution of Technology:
      1,000M        5 1/4% 7/1/2019                                                             1,089,680            66
      1,300M        5% 7/1/2029                                                                 1,379,976            83
                  New York University:
      1,610M        6% 7/1/2018                                                                 1,925,689           116
      2,205M        5% 7/1/2022                                                                 2,347,994           142
                  NYSARC Insured Series "A":
      1,425M        5 1/4% 7/1/2018                                                             1,540,340            93
      6,300M        5% 7/1/2026                                                                 6,745,095           407
                  Peekskill City School Districts:
      1,220M        5% 10/1/2024                                                                1,313,476            79
      3,135M        5% 10/1/2026                                                                3,352,224           202
      2,715M      Rochester Institute of Technology 5 1/4% 7/1/2018                             2,912,652           176
                  School Districts Financing Program:
      3,550M        Series "A" 5 1/4% 4/1/2022                                                  3,882,280           234
      1,000M        Series "C" 5 1/4% 4/1/2021                                                  1,073,570            65
                  Special Act School Districts Program:
      1,375M        6% 7/1/2012                                                                 1,464,526            88
      1,460M        6% 7/1/2013                                                                 1,555,426            94
                  State Dormitory Facilities Series "A":
      1,185M        5% 7/1/2021                                                                 1,254,939            76
      1,620M        5% 7/1/2023                                                                 1,741,597           105
      1,500M      State University Educ. Facs. 5 1/4% 5/15/2021                                 1,679,385           101
      1,440M      The New School 5% 7/1/2025                                                    1,549,267            94
-----------------------------------------------------------------------------------------------------------------------
                                                                                               47,510,800         2,867
-----------------------------------------------------------------------------------------------------------------------
                General Obligations--22.9%
                Buffalo:
                  School District Series "B":
      1,130M        5 3/8% 11/15/2016                                                           1,227,044            74
      2,360M        5 3/8% 11/15/2017                                                           2,562,677           155
      2,620M        5 3/8% 11/15/2019                                                           2,840,682           171
      1,000M      School District Series "D" 5 1/2% 12/15/2015                                  1,079,270            65
      1,000M    Central Square Central School Dist. 5% 5/15/2017                                1,069,380            65
-----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
NEW YORK INSURED TAX EXEMPT FUND
December 31, 2006
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 Amount
                                                                                                               Invested
                                                                                                               For Each
  Principal                                                                                                  $10,000 of
     Amount     Security                                                                            Value    Net Assets
-----------------------------------------------------------------------------------------------------------------------
                General Obligations (continued)
     $1,000M    Ilion Central School Dist. Series "B"
                  5 1/2% 6/15/2015                                                             $1,099,350           $66
                New York City:
      3,100M      Series "C" 5 5/8% 3/15/2012*                                                  3,396,484           205
                  Series "E":
      4,570M        5 3/4% 5/15/2010*                                                           4,923,490           297
      2,000M        5 3/4% 8/1/2018                                                             2,201,600           133
      2,500M      Series "F" 5 1/4% 8/1/2014                                                    2,670,700           161
      1,795M      Series "G" 5 3/4% 8/1/2018                                                    1,975,936           119
      1,540M    Niagara Falls Public Improvement 7 1/2% 3/1/2015                                1,932,700           117
      1,395M    North Syracuse Central School Dist. Series "A"
                  5% 6/15/2018                                                                  1,478,756            89
      1,000M    Red Hook Central School Dist. 5 1/8% 6/15/2017                                  1,070,720            65
      1,775M    Webster Central School District 5% 6/15/2019                                    1,904,859           115
                Yonkers Series "A":
      1,900M        5 3/4% 10/1/2010*                                                           2,060,398           124
      1,345M        5 1/8% 7/1/2016                                                             1,437,388            87
      1,410M        5 1/4% 7/1/2017                                                             1,515,539            91
      1,480M        5 1/4% 7/1/2018                                                             1,587,744            96
-----------------------------------------------------------------------------------------------------------------------
                                                                                               38,034,717         2,295
-----------------------------------------------------------------------------------------------------------------------
                Health Care--.8%
      1,320M    New York State Dormitory Auth. Rev.
                  United Cerebral Palsy 5 1/8% 7/1/2021                                         1,415,330            85
-----------------------------------------------------------------------------------------------------------------------
                Housing--1.0%
      1,600M    New York State Hsg. Fin. Agy. Rev. 6.05% 5/1/2011                               1,623,056            98
-----------------------------------------------------------------------------------------------------------------------
                Transportation--21.2%
                Metropolitan Transit Authority of New York:
                  Transit Authority Revenue:
                     Series "A":
      2,500M           5% 11/15/2020                                                            2,652,200           160
      3,000M           4 3/4% 11/15/2030                                                        3,134,490           189
      5,000M         Series "B" 5 1/4% 11/15/2022                                               5,427,900           328
                  Transit Dedicated Tax:
      2,725M         5 1/8% 11/15/2020                                                          2,914,551           176
      4,250M         4 3/4% 11/15/2026                                                          4,423,060           267
      7,500M    New York State Thruway Auth. Gen. Rev.
                  Series "E" 4 3/4% 1/1/2030                                                    7,797,450           470
-----------------------------------------------------------------------------------------------------------------------





-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 Amount
                                                                                                               Invested
                                                                                                               For Each
  Principal                                                                                                  $10,000 of
     Amount     Security                                                                            Value    Net Assets
-----------------------------------------------------------------------------------------------------------------------
                Transportation (continued)
     $1,500M    New York State Thruway Auth. Hwy. & Bridge
                  Series "A" 6% 4/1/2010*                                                      $1,623,930           $98
      6,650M    Triborough Bridge & Tunnel Auth. Series "Y"
                  6% 1/1/2012                                                                   7,142,233           431
-----------------------------------------------------------------------------------------------------------------------
                                                                                               35,115,814         2,119
-----------------------------------------------------------------------------------------------------------------------
                Utilities--20.0%
                Long Island Power Auth. Elec. Sys. Revenue:
      5,000M      5% 12/1/2022                                                                  5,392,800           326
      1,700M      5% 12/1/2023                                                                  1,826,616           110
                New York City Municipal Water Fin. Auth. Revenue:
      7,000M      5 1/2% 6/15/2010*                                                             7,496,370           452
      2,750M      6% 6/15/2021                                                                  3,362,645           203
      8,000M    Puerto Rico Electric Power Auth. Rev.
                  5 3/8% 7/1/2017                                                               8,725,840           527
      5,405M    Suffolk County Water Auth. Rev. 6% 6/1/2017                                     6,291,042           380
-----------------------------------------------------------------------------------------------------------------------
                                                                                               33,095,313         1,998
-----------------------------------------------------------------------------------------------------------------------
                Other Revenue--4.1%
      2,500M    Nassau County Interim Fin. Auth.
                  5 3/4% 11/15/2010*                                                            2,694,950           163
      3,000M    New York City Transitional Fin. Auth.
                  5 1/4% 8/1/2020                                                               3,230,670           195
        765M    New York State Dorm. Auth. Rev. (Jud. Facs. Lease)
                  7 3/8% 7/1/2016                                                                 892,855            54
-----------------------------------------------------------------------------------------------------------------------
                                                                                                6,818,475           412
-----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $153,843,264)                            98.7%     163,613,505         9,874
Other Assets, Less Liabilities                                                       1.3        2,091,683           126
-----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                         100.0%    $165,705,188       $10,000
=======================================================================================================================



Portfolio of Investments (continued)
NEW YORK INSURED TAX EXEMPT FUND
December 31, 2006

-----------------------------------------------------------------------------------------------------------------------
                                                                             Expiration       Notional       Unrealized
Interest Rate Swap                                                                 Date         Amount     Appreciation
-----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.719% with Citibank, N.A.                                          2/5/2017        $8,000M           $1,788
=======================================================================================================================


* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements

Fund Expenses
NORTH CAROLINA INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                 Beginning        Ending
                                                  Account        Account      Expenses Paid
                                                   Value          Value       During Period
                                                 (7/1/06)       (12/31/06)  (7/1/06-12/31/06)*
----------------------------------------------------------------------------------------------
Expense Example -- Class A Shares
Actual                                           $1,000.00      $1,043.34         $3.86
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,021.43         $3.82
----------------------------------------------------------------------------------------------
Expense Example -- Class B Shares
Actual                                           $1,000.00      $1,039.60         $7.71
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,017.65         $7.63
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .75% for Class A shares and 1.50% for Class B shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

Utilities                                            38.8%
Certificates of Participation                        33.1%
Education                                            11.7%
Transportation                                        8.3%
General Obligations                                   4.6%
Health Care                                           1.6%
Other Revenue                                         1.6%

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2006, and are based on the total value of investments.

Cumulative Performance Information
NORTH CAROLINA INSURED TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors North Carolina Insured Tax Exempt Fund (Class A shares) and the Merrill Lynch Municipal Securities Master Index.

First Investors North Carolina Insured Tax Exempt Fund
Graph Plot Points
for the periods Ended 12/31/06

                                     Merrill
                       North           Lynch
                    Carolina       Municipal
                        Fund           Index
Dec-96                $9,425         $10,000
Dec-97                10,956          11,092
Dec-98                11,692          11,879
Dec-99                11,417          11,125
Dec-00                12,839          13,033
Dec-01                13,344          13,616
Dec-02                14,756          15,076
Dec-03                15,510          16,008
Dec-04                16,004          16,881
Dec-05                16,423          17,546
Dec-06                17,114          18,417

(INSET BOX IN CHART READS:)

                        Average Annual Total Returns*
Class A Shares        N.A.V. Only   S.E.C. Standardized
 One Year               4.20%             (1.78%)
 Five Years             5.10%              3.86%
 Ten Years              5.52%              4.90%
 S.E.C. 30-Day Yield             2.91%
Class B Shares
 One Year               3.45%              (.55%)
 Five Years             4.32%              3.98%
 Ten Years              4.86%              4.86%
 S.E.C. 30-Day Yield             2.33%

  The graph compares a $10,000 investment in the First Investors North Carolina Insured Tax Exempt Fund (Class A shares) beginning 12/31/96 with a theoretical investment in the Merrill Lynch Municipal Securities Master Index (the "Index"). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/06) include the reinvestment of all distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (2.10%), 3.43% and 4.28%, respectively, and the S.E.C. 30-Day Yield for December 2006 would have been 2.65%. The Class B "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (.87%), 3.51% and 4.19%, respectively, and the S.E.C. 30-Day Yield for December 2006 would have been 2.07%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.


Portfolio of Investments
NORTH CAROLINA INSURED TAX EXEMPT FUND
December 31, 2006
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 Amount
                                                                                                               Invested
                                                                                                               For Each
  Principal                                                                                                  $10,000 of
     Amount     Security                                                                            Value    Net Assets
-----------------------------------------------------------------------------------------------------------------------
                MUNICIPAL BONDS--98.4%
                Certificates of Participation--32.7%
       $400M    Carteret County 5 5/8% 6/1/2020                                                  $426,900          $163
                Harnett County:
        500M      5 1/2% 12/1/2014                                                                537,920           205
        500M      5 1/8% 12/1/2023                                                                537,650           205
      1,000M    Lee County Public Facs. Proj. 4 3/4% 4/1/2028                                   1,032,710           393
      1,000M    Lincoln County Middle School Proj. 5% 6/1/2022                                  1,077,730           411
      1,255M    Nash County Public Facs. Proj. 5 1/4% 6/1/2019                                  1,368,113           521
      1,110M    North Carolina Wildlife Resources Series "A"
                  5 1/4% 6/1/2019                                                               1,202,718           458
      1,000M    Onslow County 5% 6/1/2024                                                       1,064,010           405
        250M    Pitt County 5 1/4% 4/1/2015                                                       264,255           101
      1,000M    Wilkes County 5% 6/1/2031                                                       1,064,810           406
-----------------------------------------------------------------------------------------------------------------------
                                                                                                8,576,816         3,268
-----------------------------------------------------------------------------------------------------------------------
                Education--11.6%
      1,000M    Appalachian State University 5% 7/15/2025                                       1,068,680           407
        330M    Iredell County Public Facs. School Projs. 6% 6/1/2010*                            357,878           137
        500M    North Carolina Capital Facs. Fin. Agy. (Meredith College)
                  5 1/8% 6/1/2014                                                                 527,355           201
      1,000M    University North Carolina Sys. Pool Rev. 5 3/8% 4/1/2021                        1,081,040           412
-----------------------------------------------------------------------------------------------------------------------
                                                                                                3,034,953         1,157
-----------------------------------------------------------------------------------------------------------------------
                General Obligations--4.5%
        500M    Brunswick County 5 3/4% 5/1/2010*                                                 540,450           206
        400M    Johnston County 5% 6/1/2018                                                       425,068           162
        220M    Laurinburg Sanitation Swr. 5.3% 6/1/2012                                          224,380            86
-----------------------------------------------------------------------------------------------------------------------
                                                                                                1,189,898           454
-----------------------------------------------------------------------------------------------------------------------
                Health Care--1.6%
        400M    North Carolina Medical Care Community Hosp. Rev.
                  Northeast Med. Ctr. 5 3/8% 11/1/2016                                            423,620           162
-----------------------------------------------------------------------------------------------------------------------
                Transportation--8.2%
      1,000M    Charlotte Airport Rev. Series "A" 5 1/4% 7/1/2023                               1,084,270           413
                Piedmont Triad Airport Authority Revenue:
        500M      5 1/2% 7/1/2009*                                                                526,900           201
        500M      5 1/4% 7/1/2016                                                                 532,405           203
-----------------------------------------------------------------------------------------------------------------------
                                                                                                2,143,575           817
-----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
NORTH CAROLINA INSURED TAX EXEMPT FUND
DECEMBER 31, 2006
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 Amount
                                                                                                               Invested
                                                                                                               For Each
  Principal                                                                                                  $10,000 of
     Amount     Security                                                                            Value    Net Assets
-----------------------------------------------------------------------------------------------------------------------
                Utilities--38.3%
     $1,000M    Asheville Water Sys. Rev. 5% 8/1/2025                                          $1,068,960          $407
        500M    Broad River Water Auth. Water Sys. Rev.
                  5 3/4% 6/1/2010*                                                                538,265           205
      1,080M    Brunswick County Enterprise Sys. Rev. 5 1/4% 4/1/2022                           1,173,280           447
        250M    Gastonia Combined Utilities Sys. Rev. 5 5/8% 5/1/2010*                            267,775           102
        250M    Greensboro Enterprise Sys. Rev. 5% 6/1/2011*                                      265,963           101
                Greenville Combined Enterprise Sys. Revenue:
        250M      5 1/2% 9/1/2017                                                                 261,550           100
        250M      5 1/2% 9/1/2018                                                                 261,390           100
      1,000M    High Point Enterprise Sys. Rev. 5% 11/1/2024                                    1,067,950           407
      1,000M    Mooresville Enterprise Sys. Rev. 5% 5/1/2025                                    1,063,550           405
        200M    North Carolina Eastern Municipal Pwr. Agy. Rev.
                  5.6% 1/1/2007*                                                                  204,000            78
      1,000M    North Carolina Municipal Pwr. Agy. Rev.
                  (Catawba Elec.) 5 1/4% 1/1/2018                                               1,075,940           410
        650M    Puerto Rico Electric Pwr. Auth. Rev. 5 1/4% 7/1/2022                              701,604           267
      1,000M    Shelby Enterprise Sys. Rev. 5% 5/1/2022                                         1,060,290           403
      1,000M    Union County Enterprise Sys. Rev. 5% 6/1/2029                                   1,054,850           402
-----------------------------------------------------------------------------------------------------------------------
                                                                                               10,065,367         3,834
-----------------------------------------------------------------------------------------------------------------------
                Other Revenue--1.5%
        250M    Cumberland County Finance Corp. Installment Pmt. Rev.
                  (Detention Ctr. & Mental Hlth.) 5 5/8% 6/1/2017                                 263,270           100
        140M    Fayetteville Finance Corp. Inst. Municipal Bldg. Prog.
                  5.7% 2/1/2010                                                                   141,618            54
-----------------------------------------------------------------------------------------------------------------------
                                                                                                  404,888           154
-----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $24,812,587)                                              25,839,117         9,846
-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM TAX EXEMPT INVESTMENTS--.4%
        100M    University North Carolina Hospital Chapel Hill Rev.
                  Adjustable Rate Note 3.99%** (cost $100,000)                                    100,000            38
-----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $24,912,587)                            98.8%       25,939,117         9,884
Other Assets, Less Liabilities                                                      1.2           304,209           116
-----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                        100.0%      $26,243,326       $10,000
=======================================================================================================================




-----------------------------------------------------------------------------------------------------------------------
                                                                                  Expiration     Notional    Unrealized
Interest Rate Swap                                                                      Date       Amount  Appreciation
-----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.719% with Citibank, N.A.                                               2/5/2017         $500M         $112
=======================================================================================================================


 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rate is determined and reset daily by the issuer and is the rate in effect at December 31, 2006.

See notes to financial statements

Fund Expenses
OHIO INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                 Beginning        Ending
                                                  Account        Account      Expenses Paid
                                                   Value          Value       During Period
                                                 (7/1/06)       (12/31/06)  (7/1/06-12/31/06)*
----------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                           $1,000.00      $1,041.43         $3.86
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,021.43         $3.82
----------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                           $1,000.00      $1,037.39         $7.70
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,017.65         $7.63
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .75% for Class A shares and 1.50% for Class B shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

General Obligations                                  66.3%
Education                                            18.3%
Other Revenue                                         8.8%
Utilities                                             2.1%
Health Care                                           2.1%

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2006, and are based on the total value of investments.

Cumulative Performance Information
OHIO INSURED TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Ohio Insured Tax Exempt Fund (Class A shares) and the Merrill Lynch Municipal Securities Master Index.

First Investors Ohio Insured Tax Exempt Fund
Graph Plot Points
for the periods Ended 12/31/06

                                     Merrill
                                       Lynch
                        Ohio       Municipal
                        Fund           Index
Dec-96                $9,425         $10,000
Dec-97                10,864          11,092
Dec-98                11,435          11,879
Dec-99                11,233          11,125
Dec-00                12,505          13,033
Dec-01                13,011          13,616
Dec-02                14,415          15,076
Dec-03                15,109          16,008
Dec-04                15,506          16,881
Dec-05                15,810          17,546
Dec-06                16,422          18,417

(INSET BOX IN CHART READS:)

                       Average Annual Total Returns*
Class A Shares        N.A.V. Only     S.E.C. Standardized
 One Year               3.86%             (2.09%)
 Five Years             4.77%              3.53%
 Ten Years              5.09%              4.47%
 S.E.C. 30-Day Yield            2.82%
Class B Shares
 One Year               3.07%              (.93%)
 Five Years             3.98%              3.63%
 Ten Years              4.42%              4.42%
 S.E.C. 30-Day Yield            2.24%

  The graph compares a $10,000 investment in the First Investors Ohio Insured Tax Exempt Fund (Class A shares) beginning 12/31/96 with a theoretical investment in the Merrill Lynch Municipal Securities Master Index (the "Index"). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/06) include the reinvestment of all distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (2.42%), 3.08% and 4.02%, respectively, and the S.E.C. 30-Day Yield for December 2006 would have been 2.44%. The Class B "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (1.27%), 3.14% and 3.99%, respectively, and the S.E.C. 30-Day Yield for December 2006 would have been 1.85%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.


Portfolio of Investments
OHIO INSURED TAX EXEMPT FUND
December 31, 2006
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 Amount
                                                                                                               Invested
                                                                                                               For Each
  Principal                                                                                                  $10,000 of
     Amount     Security                                                                            Value    Net Assets
-----------------------------------------------------------------------------------------------------------------------
                MUNICIPAL BONDS--97.1%
                Education--18.2%
     $1,200M    Cincinnati State Tech. & Cmnty. College Gen.
                  Receipts 5 1/4% 10/1/2020                                                    $1,303,296          $525
      1,000M    Cuyahoga Cmnty. College Dist. Gen. Receipts
                  5% 12/1/2022                                                                  1,059,810           426
      1,000M    University Akron Gen. Receipts 6% 1/1/2010*                                     1,075,890           433
      1,000M    University Dayton Higher Education Facility
                  5% 12/1/2030                                                                  1,075,180           433
-----------------------------------------------------------------------------------------------------------------------
                                                                                                4,514,176         1,817
-----------------------------------------------------------------------------------------------------------------------
                General Obligations--66.0%
      1,000M    Adams County Valley Local School District
                  7% 12/1/2015                                                                  1,163,210           468
      1,000M    Akron 5% 12/1/2023                                                              1,076,020           433
      1,000M    Akron-Summit County Public Library 5% 12/1/2018                                 1,058,600           426
        500M    Avon Local School District 6 1/2% 12/1/2015                                       598,685           241
      1,000M    Beaver Creek Local School District 6.6% 12/1/2015                               1,168,280           470
         65M    Brecksville-Broadview Heights City School District
                  6 1/2% 2/21/2007*                                                                66,536            27
      1,000M    Central Solid Waste Auth. 5% 12/1/2022                                          1,065,100           429
      1,000M    Cleveland Municipal School District 5 1/4% 12/1/2023                            1,086,100           437
      1,000M    Dublin City School Dist. Fac. Construction &
                  Improvement 5% 12/1/2021                                                      1,064,150           428
      1,135M    Eaton City School District 5 3/8% 12/1/2012*                                    1,247,978           502
      1,000M    Fairfield County 5% 12/1/2025                                                   1,067,090           430
        655M    Jefferson County Jail Construction 5 3/4% 12/1/2019                               776,227           313
      1,000M    Licking County Joint Voc. School District 5% 12/1/2020                          1,056,970           426
      1,300M    Lorain 5 1/2% 12/1/2018                                                         1,424,566           573
      1,000M    Oakwood City School District 5% 12/1/2020                                       1,065,400           429
        145M    Shaker Heights City School District 7.1% 12/15/2010                               155,353            63
        500M    Wyoming City School District 5% 12/1/2022                                         537,530           216
        650M    Youngstown 6% 12/1/2010*                                                          711,536           286
-----------------------------------------------------------------------------------------------------------------------
                                                                                               16,389,331         6,597
-----------------------------------------------------------------------------------------------------------------------
                Health Care--2.1%
        500M    Lorain County Hosp. Rev. (Catholic Healthcare Partners)
                  5 1/2% 9/1/2011                                                                 515,570           208
-----------------------------------------------------------------------------------------------------------------------





-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 Amount
                                                                                                               Invested
                                                                                                               For Each
  Principal                                                                                                  $10,000 of
     Amount     Security                                                                            Value    Net Assets
-----------------------------------------------------------------------------------------------------------------------
                Utilities--2.1%
       $500M    Mahoning Valley Sanitary District Water Rev.
                  5 3/4% 11/15/2018                                                              $531,805          $214
-----------------------------------------------------------------------------------------------------------------------
                Other Revenue--8.7%
      1,000M    Hamilton County Sales Tax 5 3/4% 12/1/2013                                      1,075,050           433
      1,000M    New Albany Cmnty. Auth. Dev. 5 1/2% 10/1/2015                                   1,088,970           438
-----------------------------------------------------------------------------------------------------------------------
                                                                                                2,164,020           871
-----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $22,777,303)                                              24,114,902         9,707
-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM TAX EXEMPT INVESTMENTS--2.4%
                Adjustable Rate Notes**
        500M    Ohio State Higher Edl. Facs. Rev. 3.93%                                           500,000           202
        100M    Puerto Rico Commonwealth Govt. Dev. Bank 3.73%                                    100,000            40
-----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Tax Exempt Investments (cost $600,000)                                  600,000           242
-----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $23,377,303)                              99.5%     24,714,902         9,949
Other Assets, Less Liabilities                                                         .5         126,470            51
-----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                          100.0%    $24,841,372       $10,000
=======================================================================================================================
                                                                               Expiration        Notional    Unrealized
Interest Rate Swap                                                                   Date          Amount  Appreciation
-----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.719% with Citibank, N.A.                                            2/5/2017            $500          $112
=======================================================================================================================


 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rates on Adjustable Rate Notes are determined and reset periodically by the issuer and are the rates in effect at December 31, 2006.

See notes to financial statements

Fund Expenses
OREGON INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                 Beginning        Ending
                                                  Account        Account      Expenses Paid
                                                   Value          Value       During Period
                                                 (7/1/06)       (12/31/06)  (7/1/06-12/31/06)*
----------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                           $1,000.00      $1,042.20         $4.38
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,020.93         $4.33
----------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                           $1,000.00      $1,037.59         $8.22
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,017.14         $8.13
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .85% for Class A shares and 1.60% for Class B shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

General Obligations                                  51.6%
Utilities                                            19.3%
Education                                            11.0%
Certificates of Participation                         8.0%
Other Revenue                                         5.1%
Transportation                                        4.8%

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2006, and are based on the total value of investments.

Cumulative Performance Information
OREGON INSURED TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Oregon Insured Tax Exempt Fund (Class A shares) and the Merrill Lynch Municipal Securities Master Index.

First Investors Oregon Insured Tax Exempt Fund
Graph Plot Points
for the periods Ended 12/31/06

                                     Merrill
                                       Lynch
                      Oregon       Municipal
                        Fund           Index
Dec-96                $9,425         $10,000
Dec-97                10,997          11,092
Dec-98                11,688          11,879
Dec-99                11,460          11,125
Dec-00                12,725          13,033
Dec-01                13,240          13,616
Dec-02                14,570          15,076
Dec-03                15,244          16,008
Dec-04                15,668          16,881
Dec-05                16,065          17,546
Dec-06                16,715          18,417

(INSET BOX IN CHART READS:)

                       Average Annual Total Returns*
Class A Shares        N.A.V. Only   S.E.C. Standardized
 One Year               4.04%             (1.93%)
 Five Years             4.77%              3.53%
 Ten Years              5.27%              4.65%
 S.E.C. 30-Day Yield            2.81%
Class B Shares
 One Year               3.28%              (.72%)
 Five Years             3.98%              3.64%
 Ten Years              4.61%              4.61%
 S.E.C. 30-Day Yield            2.23%

  The graph compares a $10,000 investment in the First Investors Oregon Insured Tax Exempt Fund (Class A shares) beginning 12/31/96 with a theoretical investment in the Merrill Lynch Municipal Securities Master Index (the "Index"). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/06) include the reinvestment of all distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (2.17%), 3.14% and 4.09%, respectively, and the S.E.C. 30-Day Yield for December 2006 would have been 2.59%. The Class B "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (.96%), 3.21% and 4.00%, respectively, and the S.E.C. 30-Day Yield for December 2006 would have been 1.99%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.


Portfolio of Investments
OREGON INSURED TAX EXEMPT FUND
December 31, 2006
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 Amount
                                                                                                               Invested
                                                                                                               For Each
  Principal                                                                                                  $10,000 of
     Amount     Security                                                                            Value    Net Assets
-----------------------------------------------------------------------------------------------------------------------
                MUNICIPAL BONDS--98.6%
                Certificates of Participation--7.9%
                Oregon State Dept. of Administrative Services:
       $500M      5 1/4% 5/1/2017                                                                $537,120          $158
      1,000M      5% 5/1/2021                                                                   1,071,620           315
      1,000M      5% 11/1/2030                                                                  1,066,020           314
-----------------------------------------------------------------------------------------------------------------------
                                                                                                2,674,760           787
-----------------------------------------------------------------------------------------------------------------------
                Education--10.8%
        200M    Chemeketa Community College District 6.4% 7/1/2009                                200,160            59
      1,250M    Oregon Health Sciences Univ. Rev. 5 1/4% 7/1/2022                               1,344,925           395
                Oregon State Facs. Authority Revenue:
      1,000M      College in Student Housing Proj. 5% 7/1/2035                                  1,056,640           311
      1,000M      Williamette Univ. Proj. 5 1/8% 10/1/2025                                      1,083,780           319
-----------------------------------------------------------------------------------------------------------------------
                                                                                                3,685,505         1,084
-----------------------------------------------------------------------------------------------------------------------
                General Obligations--51.0%
      1,000M    Benton and Linn Counties School District #509J
                  (Corvallis) 5% 6/1/2020                                                       1,061,230           312
                Clackamas Community College District:
      1,290M      5% 5/1/2023                                                                   1,389,511           409
      1,000M      5% 5/1/2024                                                                   1,077,140           317
      1,000M    Clackamas County School District #86, 5% 6/15/2024                              1,068,840           314
      1,000M    Columbia Gorge Community College 5% 6/15/2023                                   1,068,840           314
      1,055M    Gresham 5 3/8% 6/1/2017                                                         1,145,709           337
        635M    Jefferson County School District #509J 5 1/4% 6/15/2019                           683,463           201
        245M    La Grande 5 5/8% 6/1/2011                                                         247,119            73
        435M    Linn County School District #55, 5 1/2% 6/15/2011*                                468,121           138
      1,000M    Multnomah County Sch. Dist. #7 (Reynolds)
                  5% 6/1/2035                                                                   1,029,920           303
                Oregon State Board Of Higher Education Series "A":
      1,000M      5% 8/1/2026                                                                   1,070,650           315
      1,000M      5% 8/1/2029                                                                   1,068,210           314
        760M    Polk Marion & Benton Counties School District #13J
                  5 5/8% 6/15/2010*                                                               808,952           238
      1,170M    Rogue Community College District 5% 6/15/2024                                   1,251,409           368
                Southwestern Community College District:
        600M      6.05% 6/1/2010*                                                                 646,332           190
      1,000M      5% 6/1/2030                                                                   1,069,300           315
        400M    Umatilla County School District #16R (Pendleton)
                  5 1/4% 7/1/2014                                                                 439,420           129
-----------------------------------------------------------------------------------------------------------------------





-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 Amount
                                                                                                               Invested
                                                                                                               For Each
  Principal                                                                                                  $10,000 of
     Amount     Security                                                                            Value    Net Assets
-----------------------------------------------------------------------------------------------------------------------
                General Obligations (continued)
       $600M    Washington and Clackamas Counties School
                   District #23 (Tigard) 5 1/4% 6/1/2016                                         $668,256          $197
      1,000M    Washington County 5% 6/1/2024                                                   1,078,540           318
-----------------------------------------------------------------------------------------------------------------------
                                                                                               17,340,962         5,102
-----------------------------------------------------------------------------------------------------------------------
                Transportation--4.8%
      1,000M    Oregon State Department Trans. Hwy. User Tax Rev.
                  5% 11/15/2028                                                                 1,073,210           315
        500M    Portland Airport Way Urban Renewal & Redev.
                  6% 6/15/2010*                                                                   542,645           160
-----------------------------------------------------------------------------------------------------------------------
                                                                                                1,615,855           475
-----------------------------------------------------------------------------------------------------------------------
                Utilities--19.1%
        440M    Columbia River Peoples Utility District Elec. Sys.
                  5.55% 12/1/2010*                                                                470,672           139
        600M    Eugene Water Utility System 5.8% 8/1/2010*                                        643,476           189
      1,000M    Lane County Met. Wastewater Mgmt. Commn. Rev.
                  4 3/4% 11/1/2026                                                              1,046,310           308
        250M    Marion County Solid Waste & Electric Rev.
                  5 3/8% 10/1/2008                                                                250,297            74
                Portland Sewer System Revenue:
        300M      Series "A" 5 1/4% 6/1/2020                                                      323,817            95
      1,000M      Series "B" 5% 6/15/2027                                                       1,070,690           315
                Puerto Rico Electric Power Authority:
        750M      5 1/8% 7/1/2026                                                                 799,170           235
        500M      5 1/4% 7/1/2029                                                                 529,735           156
      1,000M    Sunrise Water Authority Water Rev. 5 1/4% 3/1/2024                              1,086,160           320
        250M    Washington County Uni. Sewer Agy. 5 3/4% 10/1/2012                                276,685            81
-----------------------------------------------------------------------------------------------------------------------
                                                                                                6,497,012         1,912
-----------------------------------------------------------------------------------------------------------------------
                Other Revenue--5.0%
        500M    Oregon State Administrative Services Lottery
                  5 3/4% 4/1/2009*                                                                526,870           155
                Portland Urban Renewal & Redevelopment:
        405M      Oregon Conv. Ctr. Series "A" 5 1/2% 6/15/2020                                   430,191           127
        700M      South Parks Blocks Series "A" 5 3/4% 6/15/2017                                  751,254           221
-----------------------------------------------------------------------------------------------------------------------
                                                                                                1,708,315           503
-----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $32,300,447)                                              33,522,409         9,863
-----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
OREGON INSURED TAX EXEMPT FUND
December 31, 2006
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 Amount
                                                                                                               Invested
                                                                                                               For Each
  Principal                                                                                                  $10,000 of
     Amount     Security                                                                            Value    Net Assets
-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM TAX EXEMPT INVESTMENTS--.3%
       $100M    Puerto Rico Commonwealth Govt. Dev. Bank
                  Adjustable Rate Note 3.73%** (cost $100,000)                                   $100,000           $29
-----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $32,400,447)                             98.9%      33,622,409         9,892
Other Assets, Less Liabilities                                                       1.1          365,936           108
-----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                         100.0%     $33,988,345       $10,000
=======================================================================================================================

                                                                              Expiration         Notional    Unrealized
Interest Rate Swap                                                                  Date           Amount  Appreciation
-----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.719% with Citibank, N.A.                                           2/5/2017           $1,000M         $224
=======================================================================================================================


 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rate is determined and reset weekly by the issuer and is the rate in effect at December 31, 2006.

See notes to financial statements

Fund Expenses
PENNSYLVANIA INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                 Beginning        Ending
                                                  Account        Account      Expenses Paid
                                                   Value          Value       During Period
                                                 (7/1/06)       (12/31/06)  (7/1/06-12/31/06)*
----------------------------------------------------------------------------------------------
Expense Example -- Class A Shares
Actual                                           $1,000.00      $1,039.82         $4.63
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,020.67         $4.58
----------------------------------------------------------------------------------------------
Expense Example -- Class B Shares
Actual                                           $1,000.00      $1,036.60         $8.47
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,016.89         $8.39
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .90% for Class A shares and 1.65% for Class B shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

General Obligations                                  35.3%
Utilities                                            23.1%
Other Revenue                                        16.4%
Health Care                                          10.2%
Education                                             8.0%
Transportation                                        7.0%


Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2006, and are based on the total value of investments.

Cumulative Performance Information
PENNSYLVANIA INSURED TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Pennsylvania Insured Tax Exempt Fund (Class A shares) and the Merrill Lynch Municipal Securities Master Index.

First Investors Pennsylvania Insured Tax Exempt Fund
Graph Plot Points
for the periods Ended 12/31/06

                                     Merrill
                                       Lynch
                Pennsylvania       Municipal
                        Fund           Index
Dec-96                $9,425         $10,000
Dec-97                10,914          11,092
Dec-98                11,485          11,879
Dec-99                11,228          11,125
Dec-00                12,496          13,033
Dec-01                13,055          13,616
Dec-02                14,455          15,076
Dec-03                15,058          16,008
Dec-04                15,411          16,881
Dec-05                15,760          17,546
Dec-06                16,380          18,417

(INSET BOX IN CHART READS:)

                          Average Annual Total Returns*
Class A Shares        N.A.V. Only    S.E.C. Standardized
 One Year               3.94%             (2.05%)
 Five Years             4.64%              3.40%
 Ten Years              5.06%              4.44%
 S.E.C. 30-Day Yield            2.74%
Class B Shares
 One Year               3.18%              (.82%)
 Five Years             3.88%              3.53%
 Ten Years              4.40%              4.40%
 S.E.C. 30-Day Yield            2.15%

  The graph compares a $10,000 investment in the First Investors Pennsylvania Insured Tax Exempt Fund (Class A shares) beginning 12/31/96 with a theoretical investment in the Merrill Lynch Municipal Securities Master Index (the "Index"). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/06) include the reinvestment of all distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (2.21%), 3.17% and 4.17%, respectively, and the S.E.C. 30-Day Yield for December 2006 would have been 2.61%. The Class B "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (.98%), 3.28% and 4.14%, respectively, and the S.E.C. 30-Day Yield for December 2006 would have been 2.02%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.


Portfolio of Investments
PENNSYLVANIA INSURED TAX EXEMPT FUND
December 31, 2006
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 Amount
                                                                                                               Invested
                                                                                                               For Each
  Principal                                                                                                  $10,000 of
     Amount     Security                                                                            Value    Net Assets
-----------------------------------------------------------------------------------------------------------------------
                MUNICIPAL BONDS--98.9%
                Education--7.9%
     $1,000M    Pennsylvania State Higher Educ. Assistance Agy.
                  6 1/8% 12/15/2010*                                                           $1,091,350          $235
      1,410M    Pennsylvania State Higher Educ. Facs. Auth. Hlth.
                  Svcs. 5 1/2% 6/15/2014                                                        1,491,865           321
      1,000M    State Public School Bldg. Auth. Rev.
                  Northampton Cnty. Area Series "A" 5% 3/1/2020                                 1,067,440           230
-----------------------------------------------------------------------------------------------------------------------
                                                                                                3,650,655           786
-----------------------------------------------------------------------------------------------------------------------
                General Obligations--34.9%
      1,000M    Bedford County 5% 9/1/2028                                                      1,067,990           230
      1,000M    Bensalem Twp. 5% 6/1/2026                                                       1,073,670           231
      1,500M    Bentworth School District 5% 3/15/2028                                          1,609,620           346
      2,500M    Catasauqua Area School District 5% 2/15/2026                                    2,675,450           576
      1,000M    Chambersburg School District 5% 3/1/2024                                        1,052,940           227
      1,190M    Jim Thorpe School District 5% 3/15/2027                                         1,265,553           272
      1,065M    Mifflin County 5 1/2% 9/1/2020                                                  1,140,636           245
                Owen J. Roberts School District:
      1,365M      5 1/2% 8/15/2016                                                              1,492,082           321
      1,000M      5% 5/15/2023                                                                  1,074,990           231
                Pennsbury School District:
      1,000M      5 1/2% 7/15/2012*                                                             1,089,790           235
      1,085M      5% 8/1/2025                                                                   1,153,084           248
        385M    Philadelphia 6% 11/15/2014                                                        385,396            83
      1,085M    Pittsburgh 5 1/2% 9/1/2014                                                      1,159,366           249
-----------------------------------------------------------------------------------------------------------------------
                                                                                               16,240,567         3,494
-----------------------------------------------------------------------------------------------------------------------
                Health Care--10.1%
                Allegheny County Hospital Development Authority
                  Health Center-University of Pittsburgh:
      1,000M        5.6% 4/1/2013                                                               1,024,270           220
      1,000M        5.65% 4/1/2014                                                              1,024,360           220
      1,000M    Berks County Municipal Auth. Hosp. (Reading
                  Hosp. Med. Ctr.) 5.7% 10/1/2014                                               1,082,840           233
-----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
PENNSYLVANIA INSURED TAX EXEMPT FUND
December 31, 2006
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 Amount
                                                                                                               Invested
                                                                                                               For Each
  Principal                                                                                                  $10,000 of
     Amount     Security                                                                            Value    Net Assets
-----------------------------------------------------------------------------------------------------------------------
                Health Care (continued)
       $510M    Dauphin Cnty. Gen. Hlth. Sys. (Pinnacle Hlth. Sys.)
                  5 1/2% 5/15/2013                                                               $518,369          $112
      1,000M    Pennsylvania State Higher Educ. Facs. Auth.
                  Hlth. Svcs. 5.7% 11/15/2011 +                                                 1,058,100           228
-----------------------------------------------------------------------------------------------------------------------
                                                                                                4,707,939         1,013
-----------------------------------------------------------------------------------------------------------------------
                Transportation--6.9%
      1,620M    Allegheny County Port. Auth. Spl. Rev. 5 1/4% 3/1/2020                          1,723,972           371
      1,375M    Pennsylvania State Turnpike Comm. Tpk. Rev.
                  5 1/4% 12/1/2022                                                              1,501,211           323
-----------------------------------------------------------------------------------------------------------------------
                                                                                                3,225,183           694
-----------------------------------------------------------------------------------------------------------------------
                Utilities--22.9%
      1,325M    Bucks County Water & Sewer Auth. Rev. 5 3/8% 6/1/2019                           1,432,166           308
      1,000M    Delaware Cnty. Regl. Wtr. Quality Cntl. Auth.
                  Swr. Rev. 5% 5/1/2025                                                         1,060,940           228
      1,000M    Erie Sewer Authority Rev. 5 7/8% 6/1/2010*                                      1,071,660           231
      1,000M    Lower Providence Twp. Swr. Auth. Swr. Rev.
                  5% 5/1/2022                                                                   1,077,140           232
      1,000M    New Castle Sanitation Auth. Swr. 5% 6/1/2024                                    1,031,210           222
      2,500M    Pittsburgh Water & Sewer Auth. Rev. 6 1/2% 9/1/2013                             2,822,075           607
      1,000M    Shamokin-Coal Twp. Jt. Swr. Rev. 5% 7/1/2025                                    1,070,170           230
      1,000M    Westmoreland Cnty. Mun. Auth. Wtr. Rev.
                  5% 8/15/2029                                                                  1,071,690           231
-----------------------------------------------------------------------------------------------------------------------
                                                                                               10,637,051         2,289
-----------------------------------------------------------------------------------------------------------------------
                Other Revenue--16.2%
      1,000M    Penn. State Tpk. Oil Franchise Tax Rev. Series "A"
                  5% 12/1/2024                                                                  1,057,950           228
                Philadelphia Auth. Indl. Dev. Lease Revenue:
      1,000M      5 1/2% 10/1/2014                                                              1,085,970           234
      1,000M      5 1/2% 10/1/2016                                                              1,084,150           233
      1,000M    Philadelphia Housing Auth. Rev. Bonds Series "A"
                  5 1/2% 12/1/2019                                                              1,105,000           238
-----------------------------------------------------------------------------------------------------------------------





-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 Amount
                                                                                                               Invested
                                                                                                               For Each
  Principal                                                                                                  $10,000 of
     Amount     Security                                                                            Value    Net Assets
-----------------------------------------------------------------------------------------------------------------------
                Other Revenue (continued)
                Philadelphia Redev. Neighborhood Transformation
                  Series "A":
     $1,000M        5 1/2% 4/15/2016                                                           $1,088,060          $234
      1,000M        5 1/2% 4/15/2019                                                            1,087,560           234
      1,000M    Washington County Indl. Dev. Auth.
                  (West Penn Pwr. Co.) 6.05% 4/1/2014                                           1,005,730           216
-----------------------------------------------------------------------------------------------------------------------
                                                                                                7,514,420         1,617
-----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $43,741,368)                                  98.9%       45,975,815         9,893
Other Assets, Less Liabilities                                                      1.1           498,780           107
-----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                        100.0%      $46,474,595       $10,000
=======================================================================================================================


* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

+ Payments of principal and interest is being made by Municipal Bond
  Investors Assurance Insurance Corporation, the provider of the credit support (see Note 1A).

See notes to financial statements

Fund Expenses
VIRGINIA INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.



----------------------------------------------------------------------------------------------
                                                 Beginning        Ending
                                                  Account        Account      Expenses Paid
                                                   Value          Value       During Period
                                                 (7/1/06)       (12/31/06)  (7/1/06-12/31/06)*
----------------------------------------------------------------------------------------------
Expense Example -- Class A Shares
Actual                                           $1,000.00      $1,039.87         $4.63
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,020.67         $4.58
----------------------------------------------------------------------------------------------
Expense Example -- Class B Shares
Actual                                           $1,000.00      $1,036.60         $8.47
Hypothetical
  (5% annual return before expenses)             $1,000.00      $1,016.89         $8.39
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .90% for Class A shares and 1.65% for Class B shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

Other Revenue                                        30.1%
Utilities                                            24.7%
General Obligations                                  16.6%
Transportation                                       11.9%
Health Care                                          10.1%
Certificates of Participation                         3.3%
Education                                             3.3%

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2006, and are based on the total value of investments.

Cumulative Performance Information
VIRGINIA INSURED TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Virginia Insured Tax Exempt Fund (Class A shares) and the Merrill Lynch Municipal Securities Master Index.

First Investors Virginia Insured Tax Exempt Fund
Graph Plot Points
for the periods Ended 12/31/06

                                     Merrill
                                       Lynch
                    Virginia       Municipal
                        Fund           Index
Dec-96                 9,425          10,000
Dec-97                10,903          11,092
Dec-98                11,523          11,879
Dec-99                11,221          11,125
Dec-00                12,507          13,033
Dec-01                13,013          13,616
Dec-02                14,332          15,076
Dec-03                14,994          16,008
Dec-04                15,412          16,881
Dec-05                15,771          17,546
Dec-06                16,393          18,417

(INSET BOX IN CHART READS:)

                        Average Annual Total Returns*
Class A Shares        N.A.V. Only   S.E.C. Standardized
 One Year               3.95%             (2.05%)
 Five Years             4.73%              3.50%
 Ten Years              5.07%              4.44%
 S.E.C. 30-Day Yield            2.65%
Class B Shares
 One Year               3.19%              (.81%)
 Five Years             3.94%              3.59%
 Ten Years              4.39%              4.39%
 S.E.C. 30-Day Yield            2.05%

  The graph compares a $10,000 investment in the First Investors Virginia Insured Tax Exempt Fund (Class A shares) beginning 12/31/96 with a theoretical investment in the Merrill Lynch Municipal Securities Master Index (the "Index"). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/06 include the reinvestment of all distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (2.23%), 3.25% and 4.12%, respectively, and the S.E.C. 30-Day Yield for December 2006 would have been 2.49%. The Class B "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (.99%), 3.32% and 4.05%, respectively, and the S.E.C. 30-Day Yield for December 2006 would have been 1.89%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.


Portfolio of Investments
VIRGINIA INSURED TAX EXEMPT FUND
December 31, 2006
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 Amount
                                                                                                               Invested
                                                                                                               For Each
  Principal                                                                                                  $10,000 of
     Amount     Security                                                                            Value    Net Assets
-----------------------------------------------------------------------------------------------------------------------
                MUNICIPAL BONDS--98.6%
                Certificates of Participation--3.2%
     $1,000M    Prince Williams County 5% 9/1/2022                                             $1,075,260          $323
-----------------------------------------------------------------------------------------------------------------------
                Education--3.2%
      1,000M    Virginia College Building Auth. Educ. Facs. Rev.
                  5 1/4% 2/1/2017                                                               1,071,570           321
-----------------------------------------------------------------------------------------------------------------------
                General Obligations--16.4%
      1,000M    Hampton 5 3/4% 2/1/2010*                                                        1,077,820           323
      1,065M    Harrisonburg Public Safety & Steam Plant Series "A"
                  5% 7/15/2020                                                                  1,135,194           341
      1,000M    Lunenburg County Series "B" 5 1/4% 2/1/2029                                     1,077,460           323
      1,000M    Richmond 5 1/2% 1/15/2017                                                       1,071,560           322
      1,000M    Roanoke Public Impt. Series "A" 5 1/4% 10/1/2020                                1,094,630           329
-----------------------------------------------------------------------------------------------------------------------
                                                                                                5,456,664         1,638
-----------------------------------------------------------------------------------------------------------------------
                Health Care--10.0%
      1,000M    Harrisonburg IDA Rockingham Memorial Hosp.
                  5% 8/15/2031                                                                  1,064,330           319
                Roanoke Industrial Development Authority:
      1,000M      Carilion Health Sys. Series "A" 5 1/2% 7/1/2021                               1,085,090           326
      1,000M      Roanoke Memorial Hosp. Proj. 6 1/8% 7/1/2017                                  1,170,980           352
-----------------------------------------------------------------------------------------------------------------------
                                                                                                3,320,400           997
-----------------------------------------------------------------------------------------------------------------------
                Transportation--11.7%
                Metropolitan Washington DC Airport Auth. System:
        930M      Series "B" 5.1% 10/1/2012*                                                      997,239           299
      1,130M      Series "C" 5% 10/1/2025                                                       1,209,993           363
      1,585M    Norfolk Airport Auth. 5 3/8% 7/1/2015                                           1,702,084           511
-----------------------------------------------------------------------------------------------------------------------
                                                                                                3,909,316         1,173
-----------------------------------------------------------------------------------------------------------------------
                Utilities--24.4%
      1,025M    Bristol Utility Sys. Rev. 5 3/4% 7/15/2015                                      1,175,081           353
      1,000M    Norfolk Water Rev. 5 7/8% 11/1/2015                                             1,010,670           303
        500M    Powhatan Cnty. Econ. Dev. Auth. Lease Rev.
                  5 1/8% 7/15/2018                                                                536,820           161
                Puerto Rico Electric Power Authority:
      1,000M      5 3/8% 7/1/2017                                                               1,090,730           327
      1,000M      Series "II" 5 1/4% 7/1/2022                                                   1,079,390           324
-----------------------------------------------------------------------------------------------------------------------





-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 Amount
                                                                                                               Invested
                                                                                                               For Each
  Principal                                                                                                  $10,000 of
     Amount     Security                                                                            Value    Net Assets
-----------------------------------------------------------------------------------------------------------------------
                Utilities (continued)
     $1,000M    Rivanna Water & Sewer Auth. Rev. 5% 10/1/2023                                  $1,071,570          $322
      1,000M    Spotsylvania County Water & Sewer Rev. 5% 6/1/2026                              1,070,770           322
      1,000M    Upper Occoquan Sewer Auth. Rev. 5% 7/1/2025                                     1,072,890           322
-----------------------------------------------------------------------------------------------------------------------
                                                                                                8,107,921         2,434
-----------------------------------------------------------------------------------------------------------------------
                Other Revenue--29.7%
      1,000M    Bedford County Econ. Dev. Auth. Lease Rev.
                  5 1/4% 5/1/2031                                                               1,098,070           330
        500M    Henrico County Econ. Dev. Auth. (Regional Jail Proj.)
                  5 5/8% 11/1/2015                                                                535,420           161
      1,000M    James City County Econ. Dev. Auth. Public Facs.
                  5% 6/15/2026                                                                  1,074,950           323
      1,000M    Middlesex County Indl. Dev. Auth. Lease Rev.
                  5 1/8% 8/1/2023                                                               1,072,520           322
      1,000M    Montgomery County Indl. Dev. Auth. Series "C"
                  6% 1/15/2011*                                                                 1,096,760           329
      1,000M    Northwestern Regional Jail Auth. Rev. 5% 7/1/2033                               1,066,940           320
                Southwest Regional Jail Authority Revenue:
      1,000M      5 1/8% 9/1/2021                                                               1,070,570           321
      1,000M      5 1/8% 9/1/2022                                                               1,068,150           321
      1,000M    Stafford County Indl. Dev. Auth. Rev. 5 1/4% 8/1/2031                           1,100,260           330
        680M    Virginia State Res. Auth. Infrastructure Rev. Series "B"
                  5 1/2% 5/1/2018                                                                 723,064           217
-----------------------------------------------------------------------------------------------------------------------
                                                                                                9,906,704         2,974
-----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $31,190,868)                                    98.6%     32,847,835         9,860
Other Assets, Less Liabilities                                                        1.4         466,760           140
-----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                          100.0%    $33,314,595       $10,000
=======================================================================================================================

                                                                               Expiration        Notional    Unrealized
Interest Rate Swap                                                                   Date          Amount  Appreciation
-----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.719% with Citibank, N.A.                                            2/5/2017            $500M         $112
=======================================================================================================================


* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements


Statements of Assets and Liabilities
FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2006

-------------------------------------------------------   ----------------------------------------------------------------------
                                                                                     INSURED
                                                                TAX-EXEMPT      INTERMEDIATE           INSURED           INSURED
                                                              MONEY MARKET        TAX EXEMPT        TAX EXEMPT     TAX EXEMPT II
-------------------------------------------------------   ----------------  ----------------  ----------------  ----------------
Assets
Investments in securities:
   At identified cost                                          $15,744,551       $55,529,558      $674,293,878      $124,637,241
                                                          ================  ================  ================  ================
   At value (Note 1A)                                          $15,744,551       $56,346,776      $733,880,120      $128,748,610
Cash                                                                37,010            28,296           772,981           185,730
Receivables:
   Investment securities sold                                           --         1,047,972        18,680,315                --
   Interest                                                         92,163           738,779        11,849,937         1,327,941
   Shares sold                                                          --            25,697            84,549           399,365
Unrealized gain on swap agreements                                      --                --                --             2,459
Other assets                                                         5,094               845            92,717             1,729
                                                          ----------------  ----------------  ----------------  ----------------
Total Assets                                                    15,878,818        58,188,365       765,360,619       130,665,834
                                                          ----------------  ----------------  ----------------  ----------------
Liabilities
Payables:
   Investment securities purchased                                      --         1,036,588        28,417,350         1,318,511
   Floating rate notes issued                                           --         5,000,000        27,500,000                --
   Interest expense and fees                                            --            81,203           441,712                --
   Distributions payable                                               545            14,331           907,002           229,189
   Shares redeemed                                                      --            52,764           827,779            42,656
Accrued advisory fees                                                   --            14,685           335,576            47,242
Accrued shareholder servicing costs                                  2,375             3,170            38,553             7,121
Accrued expenses                                                    21,712            12,222            71,747             6,331
                                                          ----------------  ----------------  ----------------  ----------------
Total Liabilities                                                   24,632         6,214,963        58,539,719         1,651,050
                                                          ----------------  ----------------  ----------------  ----------------
Net Assets                                                     $15,854,186       $51,973,402      $706,820,900      $129,014,784
                                                          ================  ================  ================  ================
Net Assets Consist of:
Capital paid in                                                $15,854,186       $51,885,277      $646,776,337      $124,895,915
Undistributed net investment income                                     --           103,403           457,135             5,003
Accumulated net realized gain (loss) on investments
   and swap agreements                                                  --          (832,496)            1,186                38
Net unrealized appreciation in value of investments
and swap agreements                                                     --           817,218        59,586,242         4,113,828
                                                          ----------------  ----------------  ----------------  ----------------
Total                                                          $15,854,186       $51,973,402      $706,820,900      $129,014,784
                                                          ================  ================  ================  ================
Net Assets:
   Class A                                                     $15,852,641       $45,338,664      $704,318,743      $115,233,844
   Class B                                                          $1,545        $6,634,738        $2,502,157       $13,780,940
Shares of beneficial interest outstanding (Note 2):
   Class A                                                      15,852,641         7,152,592        71,447,179         7,493,519
   Class B                                                           1,545         1,044,807           254,400           895,982

Net asset value and redemption price per share - Class A             $1.00+            $6.34             $9.86            $15.38
                                                          ================  ================  ================  ================
Maximum offering price per share - Class A
  (Net asset value/.9425)*                                             N/A             $6.73            $10.46            $16.32
                                                          ================  ================  ================  ================
Net asset value and offering price per share - Class B
  (Note 2)                                                           $1.00             $6.35             $9.84            $15.38
                                                          ================  ================  ================  ================

* On purchases of $100,000 or more, the sales charge is reduced.

+ Also maximum offering price per share.

See notes to financial statements.





Statements of Assets and Liabilities
FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2006

------------------------------------------------------------------------------------------------------------------------------
                                                                         SINGLE STATE INSURED TAX EXEMPT FUND
                                                        ----------------------------------------------------------------------
                                                                 ARIZONA        CALIFORNIA         COLORADO        CONNECTICUT
-----------------------------------------------------   ----------------  ----------------  ----------------  ----------------
Assets
Investments in securities:
   At identified cost                                        $15,885,100       $27,493,417        $8,598,260       $36,966,912
                                                        ================  ================  ================  ================
At value (Note 1A)                                           $16,614,721       $29,127,980        $9,062,761       $38,345,056
Cash                                                              16,829           100,886            96,470           146,932
Receivables:
   Investment securities sold                                         --                --                --                --
   Interest                                                      294,323           405,080            58,756           554,679
   Shares sold                                                       259           411,278                50            18,898
Unrealized gain on swap agreements                                    --               447                --               224
Other assets                                                         265             1,041               152               554
                                                        ----------------  ----------------  ----------------  ----------------
Total Assets                                                  16,926,397        30,046,712         9,218,189        39,066,343
                                                        ----------------  ----------------  ----------------  ----------------
Liabilities
Payables:
   Investment securities purchased                               252,705         1,065,800                --                --
   Floating rate notes issued                                         --                --                --                --
   Interest expense and fees                                          --                --                --                --
   Distributions payable                                          36,264            62,467            16,354            30,306
   Shares redeemed                                                 4,150           406,615               400             7,070
Accrued advisory fees                                              1,048            10,456               166            14,099
Accrued shareholder servicing costs                                  888             1,320               479             1,674
Accrued expenses                                                   8,837             8,917             7,594             7,588
                                                        ----------------  ----------------  ----------------  ----------------
Total Liabilities                                                303,892         1,555,575            24,993            60,737
                                                        ----------------  ----------------  ----------------  ----------------
Net Assets                                                   $16,622,505       $28,491,137        $9,193,196       $39,005,606
                                                        ================  ================  ================  ================
Net Assets Consist of:
Capital paid in                                              $15,886,076       $26,817,893        $8,712,589       $37,621,282
Undistributed net investment income                                6,806            37,391            10,706             5,956
Accumulated net realized gain (loss) on investments
   and swap agreements                                                 2               843             5,400                --
Net unrealized appreciation in value of investments
   and swap agreements                                           729,621         1,635,010           464,501         1,378,368
                                                        ----------------  ----------------  ----------------  ----------------
Total                                                        $16,622,505       $28,491,137        $9,193,196       $39,005,606
                                                        ================  ================  ================  ================
Net Assets:
   Class A                                                   $14,733,562       $26,591,976        $8,485,985       $35,706,797
   Class B                                                    $1,888,943        $1,899,161          $707,211        $3,298,809
Shares of beneficial interest outstanding (Note 2):
   Class A                                                     1,111,300         2,185,744           632,546         2,707,744
   Class B                                                       142,457           156,010            52,684           250,636

Net asset value and redemption price per share - Class A          $13.26            $12.17            $13.42            $13.19
                                                        ================  ================  ================  ================
Maximum offering price per share - Class A
(Net asset value/.9425)*                                          $14.07            $12.91            $14.24            $13.99
                                                        ================  ================  ================  ================
Net asset value and offering price per share - Class B
(Note 2)                                                          $13.26            $12.17            $13.42            $13.16
                                                        ================  ================  ================  ================

* On purchases of $100,000 or more, the sales charge is reduced.

+ Also maximum offering price per share.

See notes to financial statements.



Statements of Assets and Liabilities
FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2006

-----------------------------------------------------   ----------------------------------------------------------------------
                                                                               SINGLE STATE INSURED TAX EXEMPT FUND
                                                        ----------------------------------------------------------------------
                                                                 FLORIDA           GEORGIA          MARYLAND     MASSACHUSETTS
-----------------------------------------------------   ----------------  ----------------  ----------------  ----------------
Assets
Investments in securities:
   At identified cost                                        $29,499,554       $11,761,147       $23,307,235       $24,498,300
                                                        ================  ================  ================  ================
   At value (Note 1A)                                        $31,155,260       $12,352,004       $24,381,610       $25,810,284
Cash                                                             135,728            69,568               474           129,020
Receivables:
   Interest                                                      422,660           166,623           475,174           328,805
   Shares sold                                                    58,448            14,579               440             1,200
Unrealized gain on swap agreements                                   447               112                --                --
Other assets                                                         526               178               435             1,016
                                                        ----------------  ----------------  ----------------  ----------------
Total Assets                                                  31,773,069        12,603,064        24,858,133        26,270,325
                                                        ----------------  ----------------  ----------------  ----------------
Liabilities
Payables:
   Investment securities purchased                                    --           518,205                --                --
   Distributions payable                                          47,081            12,758            87,072            23,418
   Shares redeemed                                                 2,139                --                --                --
Accrued advisory fees                                             11,610             2,525             5,477             4,285
Accrued shareholder servicing costs                                1,225               600             1,418             1,946
Accrued expenses                                                   5,891             4,699             9,629            19,502
                                                        ----------------  ----------------  ----------------  ----------------
Total Liabilities                                                 67,946           538,787           103,596            49,151
                                                        ----------------  ----------------  ----------------  ----------------
Net Assets                                                   $31,705,123       $12,064,277       $24,754,537       $26,221,174
                                                        ================  ================  ================  ================
Net Assets Consist of:
Capital paid in                                              $30,041,553       $11,502,371       $23,658,946       $24,871,341
Undistributed net investment income                                7,417             6,754            21,216            35,933
Accumulated net realized gain (loss) on investments
   and swap agreements                                                --           (35,817)               --             1,916
Net unrealized appreciation in value of investments
   and swap agreements                                         1,656,153           590,969         1,074,375         1,311,984
                                                        ----------------  ----------------  ----------------  ----------------
Total                                                        $31,705,123       $12,064,277       $24,754,537       $26,221,174
                                                        ================  ================  ================  ================
Net Assets:
   Class A                                                   $29,485,086       $10,953,387       $20,822,404       $24,003,838
   Class B                                                    $2,220,037        $1,110,890        $3,932,133        $2,217,336
Shares of beneficial interest outstanding (Note 2):
   Class A                                                     2,218,897           808,960         1,532,514         2,042,937
   Class B                                                       167,003            82,044           289,273           188,585

Net asset value and redemption price per share - Class A          $13.29            $13.54            $13.59            $11.75
                                                        ================  ================  ================  ================
Maximum offering price per share - Class A
(Net asset value/.9425)*                                          $14.10            $14.37            $14.42            $12.47
                                                        ================  ================  ================  ================
Net asset value and offering price per share - Class B
(Note 2)                                                          $13.29            $13.54            $13.59            $11.76
                                                        ================  ================  ================  ================

* On purchases of $100,000 or more, the sales charge is reduced.

See notes to financial statements.





Statements of Assets and Liabilities
FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2006

--------------------------------------------------------------------------------------------------------------
                                                              SINGLE STATE INSURED TAX EXEMPT FUND
                                                          ----------------------------------------------------
                                                                  MICHIGAN         MINNESOTA          MISSOURI
--------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
   At identified cost                                          $28,810,204       $15,604,794       $15,708,973
                                                          ================  ================  ================
At value (Note 1A)                                             $30,694,271       $16,256,951       $16,300,182
Cash                                                               140,186            30,590            47,036
Receivables:
   Interest                                                        326,619           310,589           253,810
   Shares sold                                                       6,159                --           117,287
Unrealized gain on swap agreements                                     447                --               223
Other assets                                                         1,096               750               208
                                                          ----------------  ----------------  ----------------
Total Assets                                                    31,168,778        16,598,880        16,718,746
                                                          ----------------  ----------------  ----------------
Liabilities
Payables:
   Investment securities purchased                                      --                --                --
   Distributions payable                                            74,959             8,729            19,168
   Shares redeemed                                                   4,500                --           117,103
Accrued advisory fees                                                9,929             2,029               960
Accrued shareholder servicing costs                                  1,496               935               504
Accrued expenses                                                    18,890             4,722             6,791
                                                          ----------------  ----------------  ----------------
Total Liabilities                                                  109,774            16,415           144,526
                                                          ----------------  ----------------  ----------------
Net Assets                                                     $31,059,004       $16,582,465       $16,574,220
                                                          ================  ================  ================
Net Assets Consist of:
Capital paid in                                                $29,134,351       $15,969,340       $15,986,515
Undistributed net investment income                                 40,139             4,722             1,887
Accumulated net realized gain (loss) on investments
   and swap agreements                                                  --           (43,754)           (5,614)
Net unrealized appreciation in value of investments
   and swap agreements                                           1,884,514           652,157           591,432
                                                          ----------------  ----------------  ----------------
Total                                                          $31,059,004       $16,582,465       $16,574,220
                                                          ================  ================  ================
Net Assets:
   Class A                                                     $29,016,459       $15,966,818       $13,953,469
   Class B                                                      $2,042,545          $615,647        $2,620,751
Shares of beneficial interest outstanding (Note 2):
   Class A                                                       2,377,091         1,347,692         1,020,634
   Class B                                                         167,531            51,909           191,628

Net asset value and redemption price per share - Class A            $12.21            $11.85            $13.67
                                                          ================  ================  ================
Maximum offering price per share - Class A
  (Net asset value/.9425)*                                          $12.95            $12.57            $14.50
                                                          ================  ================  ================
Net asset value and offering price per share - Class B
  (Note 2)                                                          $12.19            $11.86            $13.68
                                                          ================  ================  ================

* On purchases of $100,000 or more, the sales charge is reduced.

See notes to financial statements.



Statements of Assets and Liabilities
FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2006

------------------------------------------------------------------------------------------------------------------------------
                                                                              SINGLE STATE INSURED TAX EXEMPT FUND
                                                        ----------------------------------------------------------------------
                                                              NEW JERSEY          NEW YORK    NORTH CAROLINA              OHIO
-----------------------------------------------------   ----------------  ----------------  ----------------  ----------------
Assets
Investments in securities:
   At identified cost                                        $58,249,295      $153,843,264       $24,912,587       $23,377,303
                                                        ================  ================  ================  ================
At value (Note 1A)                                           $61,542,657      $163,613,505       $25,939,117       $24,714,902
Cash                                                              41,782            74,931            95,473            27,791
Receivables:
   Interest                                                      986,016         2,374,060           264,367           145,808
   Shares sold                                                     6,594            49,851           200,601           151,926
Unrealized gain on swap agreements                                    --             1,788               112               112
Other assets                                                       1,228            12,971               382               929
                                                        ----------------  ----------------  ----------------  ----------------
Total Assets                                                  62,578,277       166,127,106        26,500,052        25,041,468
                                                        ----------------  ----------------  ----------------  ----------------
Liabilities
Payables:
   Distributions payable                                          83,110           111,698            27,568            26,466
   Shares redeemed                                               799,818           187,716           214,688           151,343
Accrued advisory fees                                             26,493            79,528             6,880             5,266
Accrued shareholder servicing costs                                2,905             8,054             1,363             1,497
Accrued expenses                                                  24,490            34,922             6,227            15,524
                                                        ----------------  ----------------  ----------------  ----------------
Total Liabilities                                                936,816           421,918           256,726           200,096
                                                        ----------------  ----------------  ----------------  ----------------
Net Assets                                                   $61,641,461      $165,705,188       $26,243,326       $24,841,372
                                                        ================  ================  ================  ================
Net Assets Consist of:
Capital paid in                                              $58,303,826      $156,508,627       $25,198,153       $23,492,495
Undistributed net investment income                               44,273            67,277            18,531            10,813
Accumulated net realized gain (loss) on investments
   and swap agreements                                                --          (642,745)               --               353
Net unrealized appreciation in value of investments
   and swap agreements                                         3,293,362         9,772,029         1,026,642         1,337,711
                                                        ----------------  ----------------  ----------------  ----------------
Total                                                        $61,641,461      $165,705,188       $26,243,326       $24,841,372
                                                        ================  ================  ================  ================
Net Assets:
   Class A                                                   $56,712,302      $159,858,556       $22,127,612       $21,889,492
   Class B                                                    $4,929,159        $5,846,632        $4,115,714        $2,951,880
Shares of beneficial interest outstanding (Note 2):
   Class A                                                     4,420,569        11,158,671         1,667,966         1,760,154
   Class B                                                       384,526           408,620           310,486           237,152

Net asset value and redemption price per share - Class A          $12.83            $14.33            $13.27            $12.44
                                                        ================  ================  ================  ================
Maximum offering price per share - Class A
  (Net asset value/.9425)*                                        $13.61            $15.20            $14.08            $13.20
                                                        ================  ================  ================  ================
Net asset value and offering price per share - Class B
  (Note 2)                                                        $12.82            $14.31            $13.26            $12.45
                                                        ================  ================  ================  ================

* On purchases of $100,000 or more, the sales charge is reduced.

See notes to financial statements.





Statements of Assets and Liabilities
FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2006

--------------------------------------------------------------------------------------------------------------
                                                               SINGLE STATE INSURED TAX EXEMPT FUND
                                                          ----------------------------------------------------
                                                                    OREGON      PENNSYLVANIA          VIRGINIA
--------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
   At identified cost                                          $32,400,447       $43,741,368       $31,190,868
                                                          ================  ================  ================
   At value (Note 1A)                                          $33,622,409       $45,975,815       $32,847,835
Cash                                                               103,416           139,286            23,613
Receivables:
   Interest                                                        301,283           518,476           558,565
   Shares sold                                                       8,180            57,328            15,055
Unrealized gain on swap agreements                                     224                --               112
Other assets                                                           447               754               535
                                                          ----------------  ----------------  ----------------
Total Assets                                                    34,035,959        46,691,659        33,445,715
                                                          ----------------  ----------------  ----------------
Liabilities
Payables:
   Distributions payable                                            15,959            95,222            55,681
   Shares redeemed                                                   6,634            91,285            50,000
Accrued advisory fees                                                9,586            16,929            11,500
Accrued shareholder servicing costs                                  1,960             2,414             1,750
Accrued expenses                                                    13,475            11,214            12,189
                                                          ----------------  ----------------  ----------------
Total Liabilities                                                   47,614           217,064           131,120
                                                          ----------------  ----------------  ----------------
Net Assets                                                     $33,988,345       $46,474,595       $33,314,595
                                                          ================  ================  ================
Net Assets Consist of:
Capital paid in                                                $32,746,889       $44,205,157       $31,644,747
Undistributed net investment income                                 19,263            34,991            12,499
Accumulated net realized gain (loss) on investments
   and swap agreements                                                   7                --               270
Net unrealized appreciation in value of investments
   and swap agreements                                           1,222,186         2,234,447         1,657,079
                                                          ----------------  ----------------  ----------------
Total                                                          $33,988,345       $46,474,595       $33,314,595
                                                          ================  ================  ================
Net Assets:
   Class A                                                     $31,552,165       $43,678,409       $31,838,962
   Class B                                                      $2,436,180        $2,796,186        $1,475,633
Shares of beneficial interest outstanding (Note 2):
   Class A                                                       2,428,004         3,397,041         2,454,897
   Class B                                                         187,847           217,342           114,071

Net asset value and redemption price per share - Class A            $13.00            $12.86            $12.97
                                                          ================  ================  ================
Maximum offering price per share - Class A
  (Net asset value/.9425)*                                          $13.79            $13.64            $13.76
                                                          ================  ================  ================
Net asset value and offering price per share - Class B
  (Note 2)                                                          $12.97            $12.87            $12.94
                                                          ================  ================  ================

* On purchases of $100,000 or more, the sales charge is reduced.

See notes to financial statements.



Statements of Operations
FIRST INVESTORS TAX EXEMPT FUNDS
Year Ended December 31, 2006

--------------------------------------------------   ----------------  ----------------  ----------------  ----------------
                                                                                INSURED
                                                           TAX-EXEMPT      INTERMEDIATE           INSURED           INSURED
                                                         MONEY MARKET        TAX EXEMPT        TAX EXEMPT     TAX EXEMPT II
--------------------------------------------------   ----------------  ----------------  ----------------  ----------------
Investment Income
Interest income                                              $500,511        $2,232,986       $38,011,251        $5,442,272
                                                     ----------------  ----------------  ----------------  ----------------
Expenses (Notes 1 and 5):
  Advisory fees                                                73,281           327,085         4,615,414           883,986
  Distribution plan expenses - Class A                             --           116,842         1,902,660           266,999
  Distribution plan expenses - Class B                             10            77,774            27,893           147,330
  Interest expense and fees                                        --            81,203           809,586                --
  Shareholder servicing costs                                  28,226            36,725           460,922           105,851
  Professional fees                                            19,216            14,126            91,035            19,693
  Registration fees                                            52,221            43,875            47,950            55,740
  Custodian fees                                                5,883             7,392            38,590            11,263
  Reports to shareholders                                       4,662             5,380            62,422            11,626
  Trustees' fees                                                  651             2,438            32,397             5,380
  Other expenses                                                7,313            22,962           191,524            40,963
                                                     ----------------  ----------------  ----------------  ----------------
Total expenses                                                191,463           735,802         8,280,393         1,548,831
Less: Expenses waived                                         (71,864)          (72,925)         (293,164)         (212,064)
      Expenses paid indirectly                                 (2,365)           (5,382)          (18,343)          (11,139)
                                                     ----------------  ----------------  ----------------  ----------------
Net expenses                                                  117,234           657,495         7,968,886         1,325,628
                                                     ----------------  ----------------  ----------------  ----------------
Net investment income                                         383,277         1,575,491        30,042,365         4,116,644
                                                     ----------------  ----------------  ----------------  ----------------
Realized and Unrealized Gain (Loss) on Investments
 and Swap Agreements (Note 4):
Net realized gain (loss) on investments
 and swap agreements                                               --          (450,566)        3,842,748         1,131,617
Net unrealized appreciation (depreciation) of
investments and swap agreements                                    --           327,122       (10,360,484)          459,535
                                                     ----------------  ----------------  ----------------  ----------------
Net gain (loss) on investments and swap agreements                 --          (123,444)       (6,517,736)        1,591,152
                                                     ----------------  ----------------  ----------------  ----------------
Net Increase in Net Assets Resulting from Operations         $383,277        $1,452,047       $23,524,629        $5,707,796
                                                     ================  ================  ================  ================

See notes to financial statements.





Statements of Operations
FIRST INVESTORS TAX EXEMPT FUNDS
Year Ended December 31, 2006

--------------------------------------------------------------------------------------------------------------------------
                                                                     SINGLE STATE INSURED TAX EXEMPT FUND
                                                    ----------------------------------------------------------------------
                                                             ARIZONA        CALIFORNIA          COLORADO       CONNECTICUT
--------------------------------------------------  ----------------  ----------------  ----------------  ----------------
Investment Income
Interest income                                             $823,037        $1,354,242          $466,489        $1,798,179
                                                    ----------------  ----------------  ----------------  ----------------
Expenses (Notes 1 and 5):
  Advisory fees                                              111,790           187,406            64,352           250,710
  Distribution plan expenses - Class A                        37,803            66,300            22,444            87,791
  Distribution plan expenses - Class B                        20,731            23,134             8,811            35,412
  Interest expense and fees                                       --                --                --                --
  Shareholder servicing costs                                 10,941            15,595             6,793            20,852
  Professional fees                                           10,700            10,041             9,850            13,936
  Registration fees                                            4,951             2,716             1,718             2,290
  Custodian fees                                               3,589             4,279             2,610             5,433
  Reports to shareholders                                      2,514             2,743             1,878             4,828
  Trustees' fees                                                 764             1,484               446             1,790
  Other expenses                                              11,688            13,087            10,155            21,186
                                                    ----------------  ----------------  ----------------  ----------------
Total expenses                                               215,471           326,785           129,057           444,228
Less: Expenses waived                                        (67,297)          (60,295)          (56,789)          (70,452)
      Expenses paid indirectly                                (3,663)           (4,048)           (2,027)           (5,572)
                                                    ----------------  ----------------  ----------------  ----------------
Net expenses                                                 144,511           262,442            70,241           368,204
                                                    ----------------  ----------------  ----------------  ----------------
Net investment income                                        678,526         1,091,800           396,248         1,429,975
                                                    ----------------  ----------------  ----------------  ----------------
Realized and Unrealized Gain (Loss) on Investments
and Swap Agreements (Note 4):
Net realized gain (loss) on investments
 and swap agreements                                         102,907           129,508            84,880           131,844
Net unrealized appreciation (depreciation) of
investments and swap agreements                             (155,351)         (102,187)         (121,246)         (133,515)
                                                    ----------------  ----------------  ----------------  ----------------
Net gain (loss) on investments and swap agreements           (52,444)           27,321           (36,366)           (1,671)
                                                    ----------------  ----------------  ----------------  ----------------
Net Increase in Net Assets Resulting from Operations        $626,082        $1,119,121          $359,882        $1,428,304
                                                    ================  ================  ================  ================

See notes to financial statements.



Statements of Operations
FIRST INVESTORS TAX EXEMPT FUNDS
Year Ended December 31, 2006

--------------------------------------------------------------------------------------------------------------------------
                                                                     SINGLE STATE INSURED TAX EXEMPT FUND
                                                    ----------------------------------------------------------------------
                                                             FLORIDA           GEORGIA          MARYLAND     MASSACHUSETTS
--------------------------------------------------  ----------------  ----------------  ----------------  ----------------
Investment Income
Interest income                                           $1,482,411          $574,855        $1,244,499        $1,238,559
                                                    ----------------  ----------------  ----------------  ----------------
Expenses (Notes 1 and 5):
  Advisory fees                                              208,863            79,830           173,109           168,741
  Distribution plan expenses - Class A                        74,426            27,617            55,545            58,791
  Distribution plan expenses - Class B                        23,373            12,234            43,525            24,925
  Shareholder servicing costs                                 16,926             5,888            15,930            17,276
  Professional fees                                           16,913             7,982            12,445            14,575
  Registration fees                                            1,511             1,680             3,910             4,449
  Custodian fees                                               4,963             2,562             4,245             3,470
  Reports to shareholders                                      3,204             1,925             3,304             2,784
  Trustees' fees                                               1,437               547             1,475             1,190
  Other expenses                                              14,814            12,009            20,166            13,053
                                                    ----------------  ----------------  ----------------  ----------------
Total expenses                                               366,430           152,274           333,654           309,254
Less: Expenses waived                                        (56,357)          (60,933)          (70,762)          (82,968)
      Expenses paid indirectly                                (3,582)           (2,610)           (4,366)           (4,078)
                                                    ----------------  ----------------  ----------------  ----------------
Net expenses                                                 306,491            88,731           258,526           222,208
                                                    ----------------  ----------------  ----------------  ----------------
Net investment income                                      1,175,920           486,124           985,973         1,016,351
                                                    ----------------  ----------------  ----------------  ----------------
Realized and Unrealized Gain (Loss) on Investments
 and Swap Agreements (Note 4):
Net realized gain on investments
 and swap agreements                                          74,058            64,769           308,349           120,512
Net unrealized appreciation (depreciation) of
investments and swap agreements                             (256,787)          (72,962)         (395,186)         (260,176)
                                                    ----------------  ----------------  ----------------  ----------------
Net gain (loss) on investments and swap agreements          (182,729)           (8,193)          (86,837)         (139,664)
                                                    ----------------  ----------------  ----------------  ----------------
Net Increase in Net Assets Resulting from Operations        $993,191          $477,931          $899,136          $876,687
                                                    ================  ================  ================  ================

See notes to financial statements.





Statements of Operations
FIRST INVESTORS TAX EXEMPT FUNDS
Year Ended December 31, 2006

---------------------------------------------------------------------------------------------------------------
                                                                    SINGLE STATE INSURED TAX EXEMPT FUND
                                                          -----------------------------------------------------
                                                                   MICHIGAN         MINNESOTA          MISSOURI
---------------------------------------------------------------------------------------------------------------
Investment Income
Interest income                                                  $1,561,383          $758,035          $711,593
                                                           ----------------  ----------------  ----------------
Expenses (Notes 1 and 5):
  Advisory fees                                                     208,927           105,732           102,211
  Distribution plan expenses - Class A                               74,933            39,102            32,121
  Distribution plan expenses - Class B                               21,378             6,492            29,889
  Shareholder servicing costs                                        20,681             9,957             6,028
  Professional fees                                                  17,498             8,419            10,115
  Registration fees                                                   3,443             1,515             3,644
  Custodian fees                                                      5,131             3,237             2,761
  Reports to shareholders                                             3,473             2,137             1,531
  Trustees' fees                                                      1,438               723               694
  Other expenses                                                     15,106            12,900            14,244
                                                           ----------------  ----------------  ----------------
Total expenses                                                      372,008           190,214           203,238
Less: Expenses waived                                               (62,952)          (76,646)          (75,274)
      Expenses paid indirectly                                       (4,020)           (3,296)           (2,794)
                                                           ----------------  ----------------  ----------------
Net expenses                                                        305,036           110,272           125,170
                                                           ----------------  ----------------  ----------------
Net investment income                                             1,256,347           647,763           586,423
                                                           ----------------  ----------------  ----------------
Realized and Unrealized Gain (Loss) on Investments
 and Swap Agreements (Note 4):
Net realized gain on investments
 and swap agreements                                                201,674            55,794            17,149
Net unrealized appreciation (depreciation) of investments
and swap agreements                                                (322,994)          (51,012)           70,828
                                                           ----------------  ----------------  ----------------
Net gain (loss) on investments and swap agreements                 (121,320)            4,782            87,977
                                                           ----------------  ----------------  ----------------
Net Increase in Net Assets Resulting from Operations             $1,135,027          $652,545          $674,400
                                                           ================  ================  ================

See notes to financial statements.



Statements of Operations
FIRST INVESTORS TAX EXEMPT FUNDS
Year Ended December 31, 2006

--------------------------------------------------------------------------------------------------------------------------
                                                                            SINGLE STATE INSURED TAX EXEMPT FUND
                                                    ----------------------------------------------------------------------
                                                          NEW JERSEY          NEW YORK    NORTH CAROLINA              OHIO
-----------------------------------------           ----------------  ----------------  ----------------  ----------------

Investment Income
Interest income                                           $3,022,752        $8,061,808        $1,224,486        $1,179,964
                                                    ----------------  ----------------  ----------------  ----------------
Expenses (Notes 1 and 5)
  Advisory fees                                              416,175         1,100,725           173,089           159,606
  Distribution plan expenses - Class A                       147,116           407,859            55,588            53,382
  Distribution plan expenses - Class B                        51,428            61,406            43,889            32,214
  Shareholder servicing costs                                 33,989           100,251            15,888            16,143
  Professional fees                                           29,548            29,299             9,339            13,904
  Registration fees                                            1,710             2,527             1,598             1,718
  Custodian fees                                               6,236            13,035             3,813             3,740
  Reports to shareholders                                      5,139            13,330             2,928             3,388
  Trustees' fees                                               2,856             7,556             1,186             1,094
  Other expenses                                              24,491            57,415            15,303            11,681
                                                    ----------------  ----------------  ----------------  ----------------
Total expenses                                               718,688         1,793,403           322,621           296,870
Less: Expenses waived                                        (66,237)          (85,019)          (85,843)          (84,557)
      Expenses paid indirectly                                (5,963)          (13,834)           (4,178)           (3,857)
                                                    ----------------  ----------------  ----------------  ----------------
Net expenses                                                 646,488         1,694,550           232,600           208,456
                                                    ----------------  ----------------  ----------------  ----------------
Net investment income                                      2,376,264         6,367,258           991,886           971,508
                                                    ----------------  ----------------  ----------------  ----------------
Realized and Unrealized Gain (Loss) on Investments
 and Swap Agreements (Note 4):
Net realized gain on investments
 and swap agreements                                         351,652         1,095,634           155,666            84,399
Net unrealized appreciation (depreciation) of
investments and swap agreements                             (527,716)       (1,644,656)         (101,719)         (157,928)
                                                    ----------------  ----------------  ----------------  ----------------
Net gain (loss) on investments and swap agreements          (176,064)         (549,022)           53,947           (73,529)
                                                    ----------------  ----------------  ----------------  ----------------
Net Increase in Net Assets Resulting from Operations      $2,200,200        $5,818,236        $1,045,833          $897,979
                                                    ================  ================  ================  ================

See notes to financial statements





Statements of Operations (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
Year Ended December 31, 2006

--------------------------------------------------------------------------------------------------------
                                                             SINGLE STATE INSURED TAX EXEMPT FUND
                                                    ----------------------------------------------------
                                                              OREGON      PENNSYLVANIA          VIRGINIA
--------------------------------------------------------------------------------------------------------

Investment Income
Interest income                                           $1,496,506        $2,210,381        $1,589,473
                                                    ----------------  ----------------  ----------------
Expenses (Notes 1 and 5)
  Advisory fees                                              211,648           299,728           219,513
  Distribution plan expenses - Class A                        75,516           107,882            80,349
  Distribution plan expenses - Class B                        24,518            30,112            16,731
  Shareholder servicing costs                                 25,260            29,279            20,092
  Professional fees                                           13,589            21,560            17,915
  Registration fees                                            1,903             1,540             1,458
  Custodian fees                                               5,196             4,816             4,693
  Reports to shareholders                                      3,928             4,195             2,140
  Trustees' fees                                               1,501             1,921             1,501
  Other expenses                                              16,598            18,184            18,443
                                                    ----------------  ----------------  ----------------
Total expenses                                               379,657           519,217           382,835
Less: Expenses waived                                        (78,410)          (76,023)          (61,470)
      Expenses paid indirectly                                (5,306)           (5,160)           (4,497)
                                                    ----------------  ----------------  ----------------
Net expenses                                                 295,941           438,034           316,868
                                                    ----------------  ----------------  ----------------
Net investment income                                      1,200,565         1,772,347         1,272,605
                                                    ----------------  ----------------  ----------------
Realized and Unrealized Gain (Loss) on Investments
 and Swap Agreements (Note 4):
Net realized gain on investments
 and swap agreements                                           9,843           229,337           261,130
Net unrealized appreciation (depreciation) of
investments and swap agreements                               82,086          (242,209)         (231,740)
                                                    ----------------  ----------------  ----------------
Net gain (loss) on investments and swap agreements            91,929           (12,872)           29,390
                                                    ----------------  ----------------  ----------------
Net Increase in Net Assets Resulting from Operations      $1,292,494        $1,759,475        $1,301,995
                                                    ================  ================  ================
See notes to financial statements.



Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

-----------------------------------------------------------------------------------------------------------------------------
                                                                 TAX-EXEMPT                     INSURED INTERMEDIATE
                                                                MONEY MARKET                          TAX EXEMPT
                                                     ----------------------------------  ----------------------------------
Year Ended December 31                                           2006              2005              2006              2005
-----------------------------------------            ----------------  ----------------  ----------------  ----------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                      $383,277          $226,985        $1,575,491        $1,542,178
  Net realized gain (loss) on investments
    and swap agreements                                            --                --          (450,566)         (339,352)
  Net unrealized appreciation (depreciation) of
    investments and swap agreements                                --                --           327,122          (691,933)
                                                     ----------------  ----------------  ----------------  ----------------
Net increase in net assets resulting from operations          383,277           226,985         1,452,047           510,893
                                                     ----------------  ----------------  ----------------  ----------------
Distributions to Shareholders
  Net investment income - Class A                            (383,250)         (226,985)       (1,406,991)       (1,303,534)
  Net investment income - Class B                                 (27)               --          (174,548)         (167,839)
  Net realized gains - Class A                                     --                --                --                --
  Net realized gains - Class B                                     --                --                --                --
                                                     ----------------  ----------------  ----------------  ----------------
    Total distributions                                      (383,277)         (226,985)       (1,581,539)       (1,471,373)
                                                     ----------------  ----------------  ----------------  ----------------
Trust Share Transactions *
  Class A:
    Proceeds from shares sold                              18,720,635        11,250,261         5,821,901         4,895,599
    Reinvestment of distributions                             376,333           223,126         1,153,306         1,036,058
    Cost of shares redeemed                               (16,650,838)      (12,051,512)      (10,655,683)      (15,517,584)
                                                     ----------------  ----------------  ----------------  ----------------
                                                            2,446,130          (578,125)       (3,680,476)       (9,585,927)
                                                     ----------------  ----------------  ----------------  ----------------
  Class B:
    Proceeds from shares sold                                   1,523                 1           177,424           473,152
    Reinvestment of distributions                                  26                10           128,495           117,049
    Cost of shares redeemed                                    (1,089)          (21,632)       (2,068,577)       (3,142,187)
                                                     ----------------  ----------------  ----------------  ----------------
                                                                  460           (21,621)       (1,762,658)       (2,551,986)
                                                     ----------------  ----------------  ----------------  ----------------
    Net increase (decrease) from trust share
      transactions                                          2,446,590          (599,746)       (5,443,134)      (12,137,913)
                                                     ----------------  ----------------  ----------------  ----------------
    Net increase (decrease) in net assets                   2,446,590          (599,746)       (5,572,626)      (13,098,393)
Net Assets
  Beginning of year                                        13,407,596        14,007,342        57,546,028        70,644,421
                                                     ----------------  ----------------  ----------------  ----------------
  End of year+                                            $15,854,186       $13,407,596       $51,973,402       $57,546,028
                                                     ================  ================  ================  ================
+Includes undistributed Net investment income of                  $--               $--          $103,403          $109,451
                                                     ================  ================  ================  ================
*Trust Shares Issued and Redeemed
  Class A:
    Sold                                                   18,720,635        11,250,261           921,270           766,369
    Issued for distributions reinvested                       376,333           223,126           182,518           162,277
    Redeemed                                              (16,650,838)      (12,051,512)       (1,685,960)       (2,427,869)
                                                     ----------------  ----------------  ----------------  ----------------
    Net increase (decrease) in Class A
      trust shares outstanding                              2,446,130          (578,125)         (582,172)       (1,499,223)
                                                     ================  ================  ================  ================
  Class B:
    Sold                                                        1,523                 1            28,198            73,864
    Issued for distributions reinvested                            26                10            20,299            18,300
    Redeemed                                                   (1,089)          (21,632)         (326,879)         (492,011)
                                                     ----------------  ----------------  ----------------  ----------------
    Net increase (decrease) in Class B trust shares
      outstanding                                                 460           (21,621)         (278,382)         (399,847)
                                                     ================  ================  ================  ================

See notes to financial statements.





Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

----------------------------------------------------------------------------------------------------------------------------
                                                                  INSURED                            INSURED
                                                                 TAX EXEMPT                        TAX EXEMPT II
                                                      ----------------------------------  ----------------------------------
Year Ended December 31                                            2006              2005              2006              2005
----------------------------------------------------  ----------------  ----------------  ----------------  ----------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                    $30,042,365       $32,054,524        $4,116,644        $3,626,558
  Net realized gain (loss) on investments
    and swap agreements                                      3,842,748         3,069,878         1,131,617         1,064,890
  Net unrealized appreciation (depreciation) of
    investments and swap agreements                        (10,360,484)      (21,566,892)          459,535          (751,569)
                                                      ----------------  ----------------  ----------------  ----------------
Net increase in net assets resulting from operations        23,524,629        13,557,510         5,707,796         3,939,879
                                                      ----------------  ----------------  ----------------  ----------------
Distributions to Shareholders
  Net investment income - Class A                          (29,784,108)      (31,899,578)       (3,753,671)       (3,191,652)
  Net investment income - Class B                              (94,828)         (107,093)         (403,334)         (423,181)
  Net realized gains - Class A                              (3,828,934)       (1,924,902)       (1,010,448)         (919,700)
  Net realized gains - Class B                                 (13,646)           (7,805)         (121,131)         (145,644)
                                                      ----------------  ----------------  ----------------  ----------------
    Total distributions                                    (33,721,516)      (33,939,378)       (5,288,584)       (4,680,177)
                                                      ----------------  ----------------  ----------------  ----------------
Trust Share Transactions *
  Class A:
    Proceeds from shares sold                                8,412,250         9,688,186        28,438,339        32,078,273
    Reinvestment of distributions                           26,455,340        26,372,012         3,618,080         3,101,139
    Cost of shares redeemed                                (80,204,207)      (80,453,798)      (18,945,496)      (16,348,733)
                                                      ----------------  ----------------  ----------------  ----------------
                                                           (45,336,617)      (44,393,600)       13,110,923        18,830,679
                                                      ----------------  ----------------  ----------------  ----------------
  Class B:
    Proceeds from shares sold                                   28,566            62,014           498,456         1,569,637
    Reinvestment of distributions                               74,687            77,755           382,409           415,255
    Cost of shares redeemed                                   (636,680)         (571,141)       (3,228,632)       (2,236,150)
                                                      ----------------  ----------------  ----------------  ----------------
                                                              (533,427)         (431,372)       (2,347,767)         (251,258)
                                                      ----------------  ----------------  ----------------  ----------------
    Net increase (decrease) from trust share
      transactions                                         (45,870,044)      (44,824,972)       10,763,156        18,579,421
                                                      ----------------  ----------------  ----------------  ----------------
    Net increase (decrease) in net assets                  (56,066,931)      (65,206,840)       11,182,368        17,839,123
Net Assets
  Beginning of year                                        762,887,831       828,094,671       117,832,416        99,993,293
                                                      ----------------  ----------------  ----------------  ----------------
  End of year+                                            $706,820,900      $762,887,831      $129,014,784      $117,832,416
                                                      ================  ================  ================  ================
+Includes undistributed Net investment income of              $457,135          $293,706            $5,003           $45,364
                                                      ================  ================  ================  ================
*Trust Shares Issued and Redeemed
  Class A:
    Sold                                                       849,207           951,990         1,854,548         2,075,816
    Issued for distributions reinvested                      2,674,934         2,602,817           235,800           200,970
    Redeemed                                                (8,107,612)       (7,940,469)       (1,234,885)       (1,057,113)
                                                      ----------------  ----------------  ----------------  ----------------
    Net increase (decrease) in Class A
      trust shares outstanding                              (4,583,471)       (4,385,662)          855,463         1,219,673
                                                      ================  ================  ================  ================
  Class B:
    Sold                                                         2,889             6,090            32,515           101,350
    Issued for distributions reinvested                          7,568             7,692            24,931            26,917
    Redeemed                                                   (64,218)          (56,200)         (211,426)         (144,670)
                                                      ----------------  ----------------  ----------------  ----------------
    Net increase (decrease) in Class B trust
      shares outstanding                                       (53,761)          (42,418)         (153,980)          (16,403)
                                                      ================  ================  ================  ================

See notes to financial statements.



Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

----------------------------------------------------------------------------------------------------------------------------
                                                                           SINGLE STATE INSURED TAX EXEMPT FUND
                                                     -----------------------------------------------------------------------
                                                                    ARIZONA                           CALIFORNIA
                                                     -----------------------------------  ----------------------------------
Year Ended December 31                                            2006              2005              2006              2005
---------------------------------------------------  -----------------  ----------------  ----------------  ----------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                       $678,526          $714,525        $1,091,800        $1,086,095
  Net realized gain (loss) on investments
    and swap agreements                                        102,907           288,602           129,508           410,390
  Net unrealized depreciation of investments
    and swap agreements                                       (155,351)         (655,927)         (102,187)         (749,557)
                                                      ----------------  ----------------  ----------------  ----------------
    Net increase in net assets resulting from
      operations                                               626,082           347,200         1,119,121           746,928
                                                      ----------------  ----------------  ----------------  ----------------
Distributions to Shareholders
  Net investment income - Class A                             (605,388)         (641,127)       (1,000,214)       (1,007,194)
  Net investment income - Class B                              (67,897)          (79,919)          (70,406)          (91,407)
  Net realized gains - Class A                                 (91,180)         (251,373)         (120,869)         (372,193)
  Net realized gains - Class B                                 (11,725)          (37,390)           (8,634)          (36,131)
                                                      ----------------  ----------------  ----------------  ----------------
    Total distributions                                       (776,190)       (1,009,809)       (1,200,123)       (1,506,925)
                                                      ----------------  ----------------  ----------------  ----------------
Trust Share Transactions *
  Class A:
    Proceeds from shares sold                                2,529,056         1,584,820         4,853,841         3,495,807
    Reinvestment of distributions                              487,365           595,630           682,615           809,296
    Cost of shares redeemed                                 (3,239,538)       (4,428,657)       (5,400,899)       (2,956,457)
                                                      ----------------  ----------------  ----------------  ----------------
                                                              (223,117)       (2,248,207)          135,557         1,348,646
                                                      ----------------  ----------------  ----------------  ----------------
  Class B:
    Proceeds from shares sold                                   69,566            48,163           545,051           118,717
    Reinvestment of distributions                               33,084            55,121            36,285            54,682
    Cost of shares redeemed                                   (428,177)         (305,202)       (1,252,248)         (574,319)
                                                      ----------------  ----------------  ----------------  ----------------
                                                              (325,527)         (201,918)         (670,912)         (400,920)
                                                      ----------------  ----------------  ----------------  ----------------
    Net increase (decrease) from trust share
      transactions                                            (548,644)       (2,450,125)         (535,355)          947,726
                                                      ----------------  ----------------  ----------------  ----------------
    Net increase (decrease) in net assets                     (698,752)       (3,112,734)         (616,357)          187,729
Net Assets
  Beginning of year                                         17,321,257        20,433,991        29,107,494        28,919,765
                                                      ----------------  ----------------  ----------------  ----------------
  End of year+                                             $16,622,505       $17,321,257       $28,491,137       $29,107,494
                                                      ================  ================  ================  ================
+Includes undistributed Net investment income of                $6,806            $1,565           $37,391           $16,211
                                                      ================  ================  ================  ================
*Trust Shares Issued and Redeemed
  Class A:
    Sold                                                       190,167           115,779           398,719           281,661
    Issued for distributions reinvested                         36,705            43,862            56,166            65,495
    Redeemed                                                  (244,066)         (322,931)         (445,727)         (237,708)
                                                      ----------------  ----------------  ----------------  ----------------
    Net increase (decrease) in Class A trust shares
      outstanding                                              (17,194)         (163,290)            9,158           109,448
                                                      ================  ================  ================  ================
  Class B:
    Sold                                                         5,254             3,503            44,689             9,416
    Issued for distributions reinvested                          2,492             4,062             2,982             4,425
    Redeemed                                                   (32,419)          (22,322)         (102,372)          (46,394)
                                                      ----------------  ----------------  ----------------  ----------------
    Net decrease in Class B trust shares outstanding           (24,673)          (14,757)          (54,701)          (32,553)
                                                      ================  ================  ================  ================





Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

---------------------------------------------------------------------------------------------------------------------------
                                                                     SINGLE STATE INSURED TAX EXEMPT FUND
                                                     ----------------------------------------------------------------------
                                                                  COLORADO                         CONNECTICUT
                                                     ----------------------------------  ----------------------------------
Year Ended December 31                                           2006              2005              2006              2005
---------------------------------------------------  ----------------  ----------------  ----------------   ---------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                      $396,248          $427,544        $1,429,975        $1,395,252
  Net realized gain (loss) on investments
    and swap agreements                                        84,880              (668)          131,844           201,692
  Net unrealized depreciation of investments
    and swap agreements                                      (121,246)         (193,132)         (133,515)         (725,235)
                                                     ----------------  ----------------  ----------------  ----------------
    Net increase in net assets resulting from
      operations                                              359,882           233,744         1,428,304           871,709
                                                     ----------------  ----------------  ----------------  ----------------
Distributions to Shareholders
  Net investment income - Class A                            (360,646)         (402,310)       (1,329,516)       (1,263,963)
  Net investment income - Class B                             (28,484)          (36,984)         (108,601)         (148,376)
  Net realized gains - Class A                                (69,224)               --          (120,663)         (174,891)
  Net realized gains - Class B                                 (5,778)               --           (11,187)          (21,109)
                                                     ----------------  ----------------  ----------------  ----------------
    Total distributions                                      (464,132)         (439,294)       (1,569,967)       (1,608,339)
                                                     ----------------  ----------------  ----------------  ----------------
Trust Share Transactions *
  Class A:
    Proceeds from shares sold                                 607,271         1,090,885         4,200,196         5,068,615
    Reinvestment of distributions                             317,758           271,761         1,144,095         1,134,531
    Cost of shares redeemed                                (2,018,766)       (1,207,755)       (3,702,760)       (3,503,752)
                                                     ----------------  ----------------  ----------------  ----------------
                                                           (1,093,737)          154,891         1,641,531         2,699,394
                                                     ----------------  ----------------  ----------------  ----------------
  Class B:
    Proceeds from shares sold                                  32,043             3,300            48,552           143,750
    Reinvestment of distributions                              23,112            25,760            73,912           103,977
    Cost of shares redeemed                                  (371,235)         (122,159)         (917,566)       (1,014,279)
                                                     ----------------  ----------------  ----------------  ----------------
                                                             (316,080)          (93,099)         (795,102)         (766,552)
                                                     ----------------  ----------------  ----------------  ----------------
    Net increase (decrease) from trust share
      transactions                                         (1,409,817)           61,792           846,429         1,932,842
                                                     ----------------  ----------------  ----------------  ----------------
    Net increase (decrease) in net assets                  (1,514,067)         (143,758)          704,766         1,196,212
Net Assets
  Beginning of year                                        10,707,263        10,851,021        38,300,840        37,104,628
                                                     ----------------  ----------------  ----------------  ----------------
  End of year+                                             $9,193,196       $10,707,263       $39,005,606       $38,300,840
                                                     ================  ================  ================  ================
+Includes undistributed Net investment income of              $10,706            $3,255            $5,956           $14,098
                                                     ================  ================  ================  ================
*Trust Shares Issued and Redeemed
  Class A:
    Sold                                                       45,054            79,572           319,374           378,121
    Issued for distributions reinvested                        23,618            19,879            86,910            84,796
    Redeemed                                                 (150,310)          (88,388)         (280,581)         (260,620)
                                                     ----------------  ----------------  ----------------  ----------------
    Net increase (decrease) in Class A trust shares
      outstanding                                             (81,638)           11,063           125,703           202,297
                                                     ================  ================  ================  ================
  Class B:
    Sold                                                        2,374               245             3,687            10,715
    Issued for distributions reinvested                         1,718             1,884             5,624             7,782
    Redeemed                                                  (27,605)           (8,954)          (69,983)          (76,075)
                                                     ----------------  ----------------  ----------------  ----------------
    Net decrease in Class B trust shares outstanding          (23,513)           (6,825)          (60,672)          (57,578)
                                                     ================  ================  ================  ================

See notes to financial statements.



Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

----------------------------------------------------------------------------------------------------------------------------
                                                                         SINGLE STATE INSURED TAX EXEMPT FUND
                                                     -----------------------------------------------------------------------
                                                                        FLORIDA                         GEORGIA
                                                     -----------------------------------  ----------------------------------
Year Ended December 31                                            2006              2005              2006              2005
---------------------------------------------------  -----------------  ----------------  ----------------   ---------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                     $1,175,920        $1,359,914          $486,124          $490,887
  Net realized gain (loss) on investments
    and swap agreements                                         74,058           155,265            64,769           (54,787)
  Net unrealized depreciation of investments
    and swap agreements                                       (256,787)         (817,924)          (72,962)         (142,678)
                                                      ----------------  ----------------  ----------------  ----------------
    Net increase in net assets resulting from
      operations                                               993,191           697,255           477,931           293,422
                                                      ----------------  ----------------  ----------------  ----------------
Distributions to Shareholders
  Net investment income - Class A                           (1,125,416)       (1,288,423)         (451,394)         (444,490)
  Net investment income - Class B                              (71,320)          (90,665)          (40,256)          (40,636)
  Net realized gains - Class A                                 (68,881)         (143,644)               --                --
  Net realized gains - Class B                                  (5,189)          (11,738)               --                --
                                                      ----------------  ----------------  ----------------  ----------------
    Total distributions                                     (1,270,806)       (1,534,470)         (491,650)         (485,126)
                                                      ----------------  ----------------  ----------------  ----------------
Trust Share Transactions *
  Class A:
    Proceeds from shares sold                                1,602,422         2,394,965         1,165,858         2,166,882
    Reinvestment of distributions                              721,962           849,378           268,312           308,385
    Cost of shares redeemed                                 (3,954,061)       (7,581,680)       (2,034,272)       (1,549,404)
                                                      ----------------  ----------------  ----------------  ----------------
                                                            (1,629,677)       (4,337,337)         (600,102)          925,863
                                                      ----------------  ----------------  ----------------  ----------------
  Class B:
    Proceeds from shares sold                                      686           293,957               200            35,643
    Reinvestment of distributions                               33,150            38,934            22,133            24,405
    Cost of shares redeemed                                   (350,705)         (938,683)         (198,302)          (50,193)
                                                      ----------------  ----------------  ----------------  ----------------
                                                              (316,869)         (605,792)         (175,969)            9,855
                                                      ----------------  ----------------  ----------------  ----------------
    Net increase (decrease) from trust share
      transactions                                          (1,946,546)       (4,943,129)         (776,071)          935,718
                                                      ----------------  ----------------  ----------------  ----------------
    Net increase (decrease) in net assets                   (2,224,161)       (5,780,344)         (789,790)          744,014
Net Assets
  Beginning of year                                         33,929,284        39,709,628        12,854,067        12,110,053
                                                      ----------------  ----------------  ----------------  ----------------
  End of year+                                             $31,705,123       $33,929,284       $12,064,277       $12,854,067
                                                      ================  ================  ================  ================
+Includes undistributed Net investment income of                $7,417           $28,233            $6,754           $12,280
                                                      ================  ================  ================  ================
*Trust Shares Issued and Redeemed
  Class A:
    Sold                                                       120,619           176,298            86,224           158,166
    Issued for distributions reinvested                         54,298            62,654            19,906            22,578
    Redeemed                                                  (297,176)         (558,505)         (151,361)         (113,963)
                                                      ----------------  ----------------  ----------------  ----------------
    Net increase (decrease) in Class A trust shares
      outstanding                                             (122,259)         (319,553)          (45,231)           66,781
                                                      ================  ================  ================  ================
  Class B:
    Sold                                                            51            21,441                15             2,607
    Issued for distributions reinvested                          2,492             2,870             1,643             1,788
    Redeemed                                                   (26,460)          (68,969)          (14,678)           (3,655)
                                                      ----------------  ----------------  ----------------  ----------------
    Net increase (decrease) in Class B trust shares
      outstanding                                              (23,917)          (44,658)          (13,020)              740
                                                      ================  ================  ================  ================





Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

---------------------------------------------------------------------------------------------------------------------------
                                                                      SINGLE STATE INSURED TAX EXEMPT FUND
                                                     ----------------------------------------------------------------------
                                                                 MARYLAND                         MASSACHUSETTS
                                                     ----------------------------------  ----------------------------------
Year Ended December 31                                           2006              2005              2006              2005
---------------------------------------------------  ----------------  ----------------  ----------------   ---------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                      $985,973        $1,139,288        $1,016,351        $1,015,874
  Net realized gain (loss) on investments
    and swap agreements                                       308,349           208,725           120,512           376,485
  Net unrealized depreciation of investments
    and swap agreements                                      (395,186)         (698,588)         (260,176)         (814,771)
                                                     ----------------  ----------------  ----------------  ----------------
    Net increase in net assets resulting from
      operations                                              899,136           649,425           876,687           577,588
                                                     ----------------  ----------------  ----------------  ----------------
Distributions to Shareholders
  Net investment income - Class A                            (868,977)         (993,984)         (925,805)         (901,286)
  Net investment income - Class B                            (139,452)         (151,675)          (80,026)          (95,926)
  Net realized gains - Class A                               (259,285)          (17,301)         (111,150)          (85,992)
  Net realized gains - Class B                                (48,958)           (3,511)          (10,260)          (10,293)
                                                     ----------------  ----------------  ----------------  ----------------
    Total distributions                                    (1,316,672)       (1,166,471)       (1,127,241)       (1,093,497)
                                                     ----------------  ----------------  ----------------  ----------------
Trust Share Transactions *
  Class A:
    Proceeds from shares sold                               1,348,012         2,242,520         3,326,720         2,108,969
    Reinvestment of distributions                             736,479           579,879           827,027           802,284
    Cost of shares redeemed                                (4,850,981)       (5,556,327)       (3,149,463)       (4,559,670)
                                                     ----------------  ----------------  ----------------  ----------------
                                                           (2,766,490)       (2,733,928)        1,004,284        (1,648,417)
                                                     ----------------  ----------------  ----------------  ----------------
  Class B:
    Proceeds from shares sold                                  76,649           345,773           276,781           154,790
    Reinvestment of distributions                             135,548           107,988            81,088            91,266
    Cost of shares redeemed                                (1,071,962)         (691,560)         (891,984)       (1,031,974)
                                                     ----------------  ----------------  ----------------  ----------------
                                                             (859,765)         (237,799)         (534,115)         (785,918)
                                                     ----------------  ----------------  ----------------  ----------------
    Net increase (decrease) from trust share
      transactions                                         (3,626,255)       (2,971,727)          470,169        (2,434,335)
                                                     ----------------  ----------------  ----------------  ----------------
    Net increase (decrease) in net assets                  (4,043,791)       (3,488,773)          219,615        (2,950,244)
Net Assets
  Beginning of year                                        28,798,328        32,287,101        26,001,559        28,951,803
                                                     ----------------  ----------------  ----------------  ----------------
  End of year+                                            $24,754,537       $28,798,328       $26,221,174       $26,001,559
                                                     ================  ================  ================  ================
+Includes undistributed Net investment income of              $21,216           $43,565           $35,933           $25,413
                                                     ================  ================  ================  ================
*Trust Shares Issued and Redeemed
  Class A:
    Sold                                                       98,356           160,898           283,681           175,625
    Issued for distributions reinvested                        53,861            41,603            70,331            66,851
    Redeemed                                                 (353,335)         (400,887)         (268,055)         (379,269)
                                                     ----------------  ----------------  ----------------  ----------------
    Net increase (decrease) in Class A trust shares
      outstanding                                            (201,118)         (198,386)           85,957          (136,793)
                                                     ================  ================  ================  ================
  Class B:
    Sold                                                        5,555            24,775            23,418            12,856
    Issued for distributions reinvested                         9,911             7,743             6,890             7,596
    Redeemed                                                  (78,136)          (49,543)          (75,907)          (85,464)
                                                     ----------------  ----------------  ----------------  ----------------
    Net increase (decrease) in Class B trust shares
      outstanding                                             (62,670)          (17,025)          (45,599)          (65,012)
                                                     ================  ================  ================  ================
See notes to financial statements.



Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

---------------------------------------------------------------------------------------------------------------------------
                                                                        SINGLE STATE INSURED TAX EXEMPT FUND
                                                     ----------------------------------------------------------------------
                                                                    MICHIGAN                          MINNESOTA
                                                     ----------------------------------  ----------------------------------
Year Ended December 31                                           2006              2005              2006              2005
---------------------------------------------------  ----------------  ----------------  ----------------   ---------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                    $1,256,347        $1,471,022          $647,763          $618,336
  Net realized gain on investments and swap
    agreements                                                201,674           645,963            55,794            54,887
  Net unrealized appreciation (depreciation) of
    investments and swap agreements                          (322,994)       (1,281,511)          (51,012)         (337,651)
                                                     ----------------  ----------------  ----------------  ----------------
    Net increase in net assets resulting from
      operations                                            1,135,027           835,474           652,545           335,572
                                                     ----------------  ----------------  ----------------  ----------------
Distributions to Shareholders
  Net investment income - Class A                          (1,234,201)       (1,320,301)         (625,479)         (600,396)
  Net investment income - Class B                             (71,378)          (71,653)          (21,286)          (28,636)
  Net realized gains - Class A                               (188,365)         (604,061)               --                --
  Net realized gains - Class B                                (13,313)          (42,113)               --                --
                                                     ----------------  ----------------  ----------------  ----------------
    Total distributions                                    (1,507,257)       (2,038,128)         (646,765)         (629,032)
                                                     ----------------  ----------------  ----------------  ----------------
Trust Share Transactions *
  Class A:
    Proceeds from shares sold                               2,185,882         3,062,173         1,253,703         2,438,812
    Reinvestment of distributions                             971,472         1,363,568           472,006           464,710
    Cost of shares redeemed                                (6,117,007)       (6,844,921)       (1,184,423)       (1,494,052)
                                                     ----------------  ----------------  ----------------  ----------------
                                                           (2,959,653)       (2,419,180)          541,286         1,409,470
                                                     ----------------  ----------------  ----------------  ----------------
  Class B:
    Proceeds from shares sold                                      --            15,001            22,995            24,600
    Reinvestment of distributions                              40,530            61,267            18,969            22,541
    Cost of shares redeemed                                  (212,738)          (61,887)         (145,043)         (433,750)
                                                     ----------------  ----------------  ----------------  ----------------
                                                             (172,208)           14,381          (103,079)         (386,609)
                                                     ----------------  ----------------  ----------------  ----------------
    Net increase (decrease) from trust share
      transactions                                         (3,131,861)       (2,404,799)          438,207         1,022,861
                                                     ----------------  ----------------  ----------------  ----------------
    Net increase (decrease) in net assets                  (3,504,091)       (3,607,453)          443,987           729,401
Net Assets
  Beginning of year                                        34,563,095        38,170,548        16,138,478        15,409,077
                                                     ----------------  ----------------  ----------------  ----------------
  End of year+                                            $31,059,004       $34,563,095       $16,582,465       $16,138,478
                                                     ================  ================  ================  ================
+Includes undistributed Net investment income of              $40,139           $89,371            $4,722            $3,724
                                                     ================  ================  ================  ================
*Trust Shares Issued and Redeemed
  Class A:
    Sold                                                      178,291           241,666           106,290           205,184
    Issued for distributions reinvested                        79,374           108,717            40,053            38,872
    Redeemed                                                 (498,730)         (539,930)         (100,981)         (124,842)
                                                     ----------------  ----------------  ----------------  ----------------
    Net increase (decrease) in Class A trust
      shares outstanding                                     (241,065)         (189,547)           45,362           119,214
                                                     ================  ================  ================  ================
  Class B:
    Sold                                                           --             1,184             1,950             2,053
    Issued for distributions reinvested                         3,316             4,893             1,608             1,881
    Redeemed                                                  (17,361)           (4,928)          (12,270)          (36,089)
                                                     ----------------  ----------------  ----------------  ----------------
    Net increase (decrease) in Class B trust shares
      outstanding                                             (14,045)            1,149            (8,712)          (32,155)
                                                     ================  ================  ================  ================





Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

--------------------------------------------------------------------------------------------------------------------------
                                                                   SINGLE STATE INSURED TAX EXEMPT FUND
                                                     ---------------------------------------------------------------------
                                                                 MISSOURI                         NEW JERSEY
                                                     ---------------------------------  ----------------------------------
Year Ended December 31                                          2006              2005              2006              2005
---------------------------------------------------  ---------------  ----------------  ----------------   ---------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                     $586,423          $491,102        $2,376,264        $2,538,547
  Net realized gain on investments and swap
    agreements                                                17,149            39,053           351,652           471,810
  Net unrealized appreciation (depreciation) of
    investments and swap agreements                           70,828          (195,628)         (527,716)       (1,436,871)
                                                     ---------------  ----------------  ----------------  ----------------
    Net increase in net assets resulting from
      operations                                             674,400           334,527         2,200,200         1,573,486
                                                     ---------------  ----------------  ----------------  ----------------
Distributions to Shareholders
  Net investment income - Class A                           (500,882)         (393,874)       (2,206,105)       (2,369,615)
  Net investment income - Class B                            (95,206)          (98,712)         (150,225)         (184,090)
  Net realized gains - Class A                                    --                --          (315,513)
  Net realized gains - Class B                                    --                --           (27,199)
                                                     ---------------  ----------------  ----------------  ----------------
    Total distributions                                     (596,088)         (492,586)       (2,699,042)       (2,553,705)
                                                     ---------------  ----------------  ----------------  ----------------
Trust Share Transactions *
  Class A:
    Proceeds from shares sold                              3,386,988         3,771,425         4,759,107         5,462,576
    Reinvestment of distributions                            248,287           181,699         1,873,930         1,655,005
    Cost of shares redeemed                                 (872,041)         (546,973)      (10,624,814)       (8,294,950)
                                                     ---------------  ----------------  ----------------  ----------------
                                                           2,763,234         3,406,151        (3,991,777)       (1,177,369)
                                                     ---------------  ----------------  ----------------  ----------------
  Class B:
    Proceeds from shares sold                                155,860            16,000           228,716           608,700
    Reinvestment of distributions                             71,020            73,524           133,361           137,776
    Cost of shares redeemed                                 (692,864)         (251,793)       (1,167,089)       (1,400,979)
                                                     ---------------  ----------------  ----------------  ----------------
                                                            (465,984)         (162,269)         (805,012)         (654,503)
                                                     ---------------  ----------------  ----------------  ----------------
    Net increase (decrease) from trust share
      transactions                                         2,297,250         3,243,882        (4,796,789)       (1,831,872)
                                                     ---------------  ----------------  ----------------  ----------------
    Net increase (decrease) in net assets                  2,375,562         3,085,823        (5,295,631)       (2,812,091)
Net Assets
  Beginning of year                                       14,198,658        11,112,835        66,937,092        69,749,183
                                                     ---------------  ----------------  ----------------  ----------------
  End of year+                                           $16,574,220       $14,198,658       $61,641,461       $66,937,092
                                                     ===============  ================  ================  ================
+Includes undistributed Net investment income of              $1,887           $11,552           $44,273           $24,339
                                                     ===============  ================  ================  ================
*Trust Shares Issued and Redeemed
  Class A:
    Sold                                                     249,668           274,741           370,560           420,848
    Issued for distributions reinvested                       18,291            13,254           145,970           127,109
    Redeemed                                                 (64,199)          (40,001)         (827,227)         (637,933)
                                                     ---------------  ----------------  ----------------  ----------------
    Net increase (decrease) in Class A trust shares
      outstanding                                            203,760           247,994          (310,697)          (89,976)
                                                     ===============  ================  ================  ================
  Class B:
    Sold                                                      11,381             1,163            17,778            46,687
    Issued for distributions reinvested                        5,228             5,359            10,399            10,599
    Redeemed                                                 (50,723)          (18,261)          (91,200)         (107,553)
                                                     ---------------  ----------------  ----------------  ----------------
    Net increase (decrease) in Class B trust shares
      outstanding                                           (34,114)          (11,739)          (63,023)          (50,267)
                                                     ===============  ================  ================  ================

See notes to financial statements.



Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

---------------------------------------------------------------------------------------------------------------------------
                                                                      SINGLE STATE INSURED TAX EXEMPT FUND
                                                     ----------------------------------------------------------------------
                                                                     NEW YORK                     NORTH CAROLINA
                                                     ----------------------------------  ----------------------------------
Year Ended December 31                                           2006              2005              2006              2005
---------------------------------------------------  ----------------  ----------------  ----------------   ---------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                    $6,367,258        $6,670,031          $991,886          $986,360
  Net realized gain on investments and swap
    agreements                                              1,095,634           409,725           155,666           114,553
  Net unrealized appreciation (depreciation) of
    investments and swap agreements                        (1,644,656)       (3,250,965)         (101,719)         (463,889)
                                                     ----------------  ----------------  ----------------  ----------------
    Net increase in net assets resulting from
      operations                                            5,818,236         3,828,791         1,045,833           637,024
                                                     ----------------  ----------------  ----------------  ----------------
Distributions to Shareholders
  Net investment income - Class A                          (6,139,116)       (6,518,214)         (845,222)         (854,186)
  Net investment income - Class B                            (184,947)         (218,689)         (135,066)         (145,221)
  Net realized gains - Class A                                     --                --          (116,784)          (86,354)
  Net realized gains - Class B                                     --                --           (21,736)          (17,530)
                                                     ----------------  ----------------  ----------------  ----------------
    Total distributions                                    (6,324,063)       (6,736,903)       (1,118,808)       (1,103,291)
                                                     ----------------  ----------------  ----------------  ----------------
Trust Share Transactions *
  Class A:
    Proceeds from shares sold                               9,471,599        12,030,467         2,547,135         3,568,841
    Reinvestment of distributions                           4,379,598         4,584,085           743,649           703,115
    Cost of shares redeemed                               (23,293,096)      (22,011,512)       (3,663,639)       (2,755,822)
                                                     ----------------  ----------------  ----------------  ----------------
                                                           (9,441,899)       (5,396,960)         (372,855)        1,516,134
                                                     ----------------  ----------------  ----------------  ----------------
  Class B:
    Proceeds from shares sold                                 465,377           493,050           390,190           387,195
    Reinvestment of distributions                             147,743           181,074           131,808           136,692
    Cost of shares redeemed                                (1,685,362)       (1,231,707)         (970,307)         (241,631)
                                                     ----------------  ----------------  ----------------  ----------------
                                                           (1,072,242)         (557,583)         (448,309)          282,256
                                                     ----------------  ----------------  ----------------  ----------------
    Net increase (decrease) from trust share
      transactions                                        (10,514,141)       (5,954,543)         (821,164)        1,798,390
                                                     ----------------  ----------------  ----------------  ----------------
    Net increase (decrease) in net assets                 (11,019,968)       (8,862,655)         (894,139)        1,332,123
Net Assets
  Beginning of year                                       176,725,156       185,587,811        27,137,465        25,805,342
                                                     ----------------  ----------------  ----------------  ----------------
  End of year+                                           $165,705,188      $176,725,156       $26,243,326       $27,137,465
                                                     ================  ================  ================  ================
+Includes undistributed Net investment income of              $67,277           $24,044           $18,531            $6,911
                                                     ================  ================  ================  ================
*Trust Shares Issued and Redeemed
  Class A:
    Sold                                                      662,477           829,851           191,773           264,712
    Issued for distributions reinvested                       306,462           316,439            56,130            52,364
    Redeemed                                               (1,629,737)       (1,520,329)         (276,699)         (204,526)
                                                     ----------------  ----------------  ----------------  ----------------
    Net increase (decrease) in Class A trust shares
      outstanding                                            (660,798)         (374,039)          (28,796)          112,550
                                                     ================  ================  ================  ================
  Class B:
    Sold                                                       32,551            33,951            29,348            28,657
    Issued for distributions reinvested                        10,350            12,516             9,956            10,184
    Redeemed                                                 (117,846)          (85,084)          (73,166)          (17,975)
                                                     ----------------  ----------------  ----------------  ----------------
    Net increase (decrease) in Class B trust shares
      outstanding                                             (74,945)          (38,617)          (33,862)           20,866
                                                     ================  ================  ================  ================





Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

--------------------------------------------------------------------------------------------------------------------------
                                                                   SINGLE STATE INSURED TAX EXEMPT FUND
                                                     ---------------------------------------------------------------------
                                                                   OHIO                              OREGON
                                                     ---------------------------------  ----------------------------------
Year Ended December 31                                          2006              2005              2006              2005
---------------------------------------------------  ---------------  ----------------  ----------------   ---------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                     $971,508        $1,007,496        $1,200,565        $1,105,144
  Net realized gain on investments and swap
    agreements                                                84,399            36,438             9,843           369,684
  Net unrealized appreciation (depreciation) of
    investments and swap agreements                         (157,928)         (568,090)           82,086          (749,704)
                                                     ---------------  ----------------  ----------------  ----------------
    Net increase in net assets resulting from
      operations                                             897,979           475,844         1,292,494           725,124
                                                     ---------------  ----------------  ----------------  ----------------
Distributions to Shareholders
  Net investment income - Class A                           (868,293)         (900,539)       (1,124,920)       (1,017,097)
  Net investment income - Class B                           (106,195)         (118,592)          (73,175)          (78,135)
  Net realized gains - Class A                               (44,895)               --            (9,130)         (163,420)
  Net realized gains - Class B                                (6,051)               --              (706)          (14,222)
                                                     ---------------  ----------------  ----------------  ----------------
    Total distributions                                   (1,025,434)       (1,019,131)       (1,207,931)       (1,272,874)
                                                     ---------------  ----------------  ----------------  ----------------
Trust Share Transactions *
  Class A:
    Proceeds from shares sold                              2,132,978         1,646,663         6,707,225         6,285,232
    Reinvestment of distributions                            668,493           639,214           903,500           960,389
    Cost of shares redeemed                               (2,496,576)       (2,132,615)       (5,342,199)       (4,173,808)
                                                     ---------------  ----------------  ----------------  ----------------
                                                             304,895           153,262         2,268,526         3,071,813
                                                     ---------------  ----------------  ----------------  ----------------
  Class B:
    Proceeds from shares sold                                213,690           281,720           147,297           146,874
    Reinvestment of distributions                             86,090            92,493            69,711            84,271
    Cost of shares redeemed                                 (713,933)         (573,555)         (322,675)         (339,788)
                                                     ---------------  ----------------  ----------------  ----------------
                                                            (414,153)         (199,342)         (105,667)         (108,643)
                                                     ---------------  ----------------  ----------------  ----------------
    Net increase (decrease) from trust share
      transactions                                          (109,258)          (46,080)        2,162,859         2,963,170
                                                     ---------------  ----------------  ----------------  ----------------
    Net increase (decrease) in net assets                   (236,713)         (589,367)        2,247,422         2,415,420
Net Assets
  Beginning of year                                       25,078,085        25,667,452        31,740,923        29,325,503
                                                     ---------------  ----------------  ----------------  ----------------
  End of year+                                           $24,841,372       $25,078,085       $33,988,345       $31,740,923
                                                     ===============  ================  ================  ================
+Includes undistributed Net investment income of             $10,813           $13,793           $19,263           $16,793
                                                     ===============  ================  ================  ================
*Trust Shares Issued and Redeemed
  Class A:
    Sold                                                     171,728           130,358           518,336           480,039
    Issued for distributions reinvested                       53,852            50,621            69,904            73,375
    Redeemed                                                (201,398)         (169,185)         (412,593)         (318,237)
                                                     ---------------  ----------------  ----------------  ----------------
    Net increase (decrease) in Class A trust shares
      outstanding                                             24,182            11,794           175,647           235,177
                                                     ===============  ================  ================  ================
  Class B:
    Sold                                                      17,143            22,163            11,470            11,208
    Issued for distributions reinvested                        6,931             7,317             5,404             6,450
    Redeemed                                                 (57,348)          (45,423)          (25,076)          (26,051)
                                                     ---------------  ----------------  ----------------  ----------------
    Net increase (decrease) in Class B trust shares
      outstanding                                            (33,274)          (15,943)           (8,202)           (8,393)
                                                     ===============  ================  ================  ================

See notes to financial statements.



Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

---------------------------------------------------------------------------------------------------------------------------
                                                                       SINGLE STATE INSURED TAX EXEMPT FUND
                                                     ----------------------------------------------------------------------
                                                                PENNSYLVANIA                         VIRGINIA
                                                     ----------------------------------  ----------------------------------
Year Ended December 31                                           2006              2005              2006              2005
---------------------------------------------------  ---------------  ----------------  ----------------   ---------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                    $1,772,347        $1,858,796        $1,272,605        $1,333,710
  Net realized gain on investments and swap
    agreements                                                229,337           855,995           261,130           350,413
  Net unrealized depreciation of investments
    and swap agreements                                      (242,209)       (1,670,399)         (231,740)         (851,203)
                                                     ----------------  ----------------  ----------------  ----------------
    Net increase in net assets resulting from
      operations                                            1,759,475         1,044,392         1,301,995           832,920
                                                     ----------------  ----------------  ----------------  ----------------
Distributions to Shareholders
  Net investment income - Class A                          (1,680,468)       (1,749,625)       (1,213,070)       (1,297,926)
  Net investment income - Class B                             (93,078)         (104,652)          (49,651)          (72,966)
  Net realized gains - Class A                               (215,532)         (576,482)         (249,541)         (161,530)
  Net realized gains - Class B                                (13,805)          (42,775)          (11,579)          (10,316)
                                                     ----------------  ----------------  ----------------  ----------------
    Total distributions                                    (2,002,883)       (2,473,534)       (1,523,841)       (1,542,738)
                                                     ----------------  ----------------  ----------------  ----------------
Trust Share Transactions *
  Class A:
    Proceeds from shares sold                               5,046,159         2,932,750         3,643,759         2,955,893
    Reinvestment of distributions                           1,190,254         1,505,092           977,075           932,169
    Cost of shares redeemed                                (5,953,862)       (5,452,739)       (3,852,940)       (7,885,670)
                                                     ----------------  ----------------  ----------------  ----------------
                                                              282,551        (1,014,897)          767,894        (3,997,608)
                                                     ----------------  ----------------  ----------------  ----------------
  Class B:
    Proceeds from shares sold                                 153,879           236,654            89,237           113,246
    Reinvestment of distributions                              72,765           101,386            50,902            69,379
    Cost of shares redeemed                                  (651,550)         (455,565)         (644,232)         (535,656)
                                                     ----------------  ----------------  ----------------  ----------------
                                                             (424,906)         (117,525)         (504,093)         (353,031)
                                                     ----------------  ----------------  ----------------  ----------------
    Net increase (decrease) from trust share
      transactions                                           (142,355)       (1,132,422)          263,801        (4,350,639)
                                                     ----------------  ----------------  ----------------  ----------------
    Net increase (decrease) in net assets                    (385,763)       (2,561,564)           41,955        (5,060,457)
Net Assets
  Beginning of year                                        46,860,358        49,421,922        33,272,640        38,333,097
                                                     ----------------  ----------------  ----------------  ----------------
End of year+                                              $46,474,595       $46,860,358       $33,314,595       $33,272,640
                                                     ================  ================  ================  ================
+Includes undistributed Net investment income of              $34,991           $36,190           $12,499            $2,615
                                                     ================  ================  ================  ================
*Trust Shares Issued and Redeemed
  Class A:
    Sold                                                      391,667           221,706           280,363           223,242
    Issued for distributions reinvested                        92,552           114,710            75,210            70,579
    Redeemed                                                 (462,079)         (412,730)         (296,194)         (593,121)
                                                     ----------------  ----------------  ----------------  ----------------
    Net increase (decrease) in Class A trust shares
      outstanding                                              22,140           (76,314)           59,379          (299,300)
                                                     ================  ================  ================  ================
  Class B:
    Sold                                                       11,963            17,849             6,875             8,560
    Issued for distributions reinvested                         5,655             7,737             3,928             5,268
    Redeemed                                                  (50,715)          (34,529)          (49,708)          (40,784)
                                                     ----------------  ----------------  ----------------  ----------------
    Net decrease in Class B trust shares
      outstanding                                             (33,097)           (8,943)          (38,905)          (26,956)
                                                     ================  ================  ================  ================
See notes to financial statements.


Notes to Financial Statements
FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2006

1. Significant Accounting Policies--First Investors Tax Exempt Funds, a Delaware statutory trust ("the Trust"), is registered under the Investment Company Act of 1940 ("the 1940 Act") as a diversified, open-end management investment company. The Trust operates as a series fund, issuing shares of beneficial interest in the Tax-Exempt Money Market Fund, Insured Intermediate Tax Exempt Fund, Insured Tax Exempt Fund, Insured Tax Exempt Fund II and the Single State Insured Tax Exempt Funds, comprised of the Arizona, California, Colorado, Connecticut, Florida, Georgia, Maryland, Massachusetts, Michigan, Minnesota, Missouri, New Jersey, New York, North Carolina, Ohio, Oregon, Pennsylvania and Virginia Funds (each a "Fund", collectively, the "Funds"). Each Fund accounts separately for its assets, liabilities and operations. The investment objective of each Fund is as follows:

Tax-Exempt Money Market Fund seeks to earn a high rate of current income that is exempt from federal income tax, including the federal Alternative Minimum Tax ("AMT"), consistent with the preservation of capital and maintenance of liquidity.

Insured Intermediate Fund seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the AMT.

Insured Tax Exempt Fund seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the AMT.

Insured Tax Exempt Fund II seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the AMT and, secondarily, total return.

Single State Insured Tax Exempt Funds seek a high level of interest income that is exempt from both federal and state income tax for individual residents of a particular state and is not a tax preference item for purposes of the AMT.

A. Security Valuation--The Tax-Exempt Money Market Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 of the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and the value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

The municipal securities in which the other Funds invest are traded primarily in the over-the-counter markets. Such securities are valued daily based upon valuations provided by a pricing service approved by the Trust's Board of Trustees ("the

Board"). The pricing service considers security type, rating, market condition and yield data, as well as market quotations and prices provided by market makers. The swap agreements held by the Funds, other than the Tax-Exempt Money Market Fund, are valued by a pricing service. The pricing service determines prices by calculating the market rate or new par swap rate. The difference between the original fixed rate and the new par swap rate is the basis for calculating the swap's value. If prices are not available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. "When-issued securities" are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased.

Under normal circumstances, each of the Funds, other than the Tax-Exempt Money Market Fund, invests at least 80% of its assets in municipal bonds and municipal securities that are insured as to payment of principal and interest under insurance policies written by independent insurance companies. When an issuer has not provided insurance, the Fund will obtain insurance from AMBAC Indemnity Corporation. The Funds may retain any insured municipal bond which is in default in the payment of principal or interest until the default has been cured, or the principal and interest outstanding are paid by an insurer or the issuer of any letter of credit or other guarantee supporting such municipal bond. In such case, it is the Funds' policy to value the defaulted bond daily based upon the value of a comparable bond which is not in default. In selecting a comparable bond, the Funds will consider security type, rating, market condition and yield.

B. Federal Income Taxes--It is the policy of the Funds to continue to qualify as regulated investment companies, which can distribute tax exempt dividends, by complying with the provisions available to regulated investment companies, as defined in the Internal Revenue Code. The Funds make distributions of income and net realized capital gains (in excess of any available capital loss carryovers) sufficient to relieve them from all, or substantially all, federal income taxes.

FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2006


At December 31, 2006, capital loss carryovers were as follows:

                                        Year Capital Loss
                                        Carryovers Expire
                       -----------------------------------------------------
Fund                         Total          2012          2013          2014
----                   -----------   -----------   -----------   -----------
Insured Intermediate      $832,496       $42,499      $175,996      $614,001
Georgia                     35,817            --        35,817            --
Minnesota                   43,754        43,754            --            --
Missouri                     5,614         5,614            --            --
New York                   642,745       642,745            --            --


C. Distributions to Shareholders--The Tax-Exempt Money Market Fund declares distributions daily and pays distributions monthly. Distributions are declared from the total of net investment income plus or minus all realized short-term gains and losses on investments. Dividends from net investment income of the other Funds are declared daily and paid monthly, and distributions from net realized capital gains, if any, are generally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards, deferral of wash sales and post-October losses.

D. Expense Allocation/Class Allocation--Direct expenses attributable to a Fund are charged to and paid from the assets of that Fund. General expenses of the Trust are allocated among and charged to the assets of each Fund in the Trust on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

E. Security Transactions and Investment Income--Security transactions are generally accounted for on the first business day following the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the amortized cost basis for the Tax-Exempt Money Market Fund and on the identified cost basis for the other Funds for both financial statement and federal income tax purposes. Interest income is earned from settlement date and recorded on the accrual basis. Premiums and discounts on securities are amortized using the interest method. Estimated expenses are accrued daily. For the year ended December 31, 2006, The Bank of New York, custodian for the Funds, has provided credits in the amount of $113,549 against custodian charges based on the uninvested cash balances of the Funds. The Funds also reduced expenses through brokerage service arrangements. For the year ended December 31, 2006, the Funds' expenses under these arrangements were reduced by $6,531.

F. Derivatives--The Funds, other than the Tax-Exempt Money Market Fund, may invest in derivatives such as inverse floating rate securities ("inverse floaters") and interest rate swap agreements ("swap agreements") for the purpose of managing their exposure to interest rate risk.

Inverse floaters are securities on which the rate of interest varies inversely with interest rates on other securities or the value of an index. For example, an inverse floater may pay interest at a rate that increases as a specified interest rate index decreases but decreases as that index increases. The secondary market for inverse floaters may be limited and they may be illiquid. The market values of such securities generally are more volatile than the market values of ordinary fixed rate obligations. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise. The Funds may enter into transactions in which they transfer fixed rate bonds to trusts in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The inverse floating rate securities issued in connection with the trusts give the Funds the right
(1) to cause the holders of the floating rate notes to be tendered at par and (2) to transfer the fixed rate bond from the trusts to the Funds, thereby collapsing the trusts. The Funds account for these transactions as secured borrowings, with the fixed rate bonds remaining in the Funds' investment assets, and the related floating rate notes reflected as Fund liabilities under the caption "floating rate notes issued" in the Statements of Assets and Liabilities. The notes issued by the trusts have interest rates that generally reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. Expenses of the trusts, including interest paid to holders of the floating rate notes, are included in the Statements of Operations. The following relates to the Funds at December 31, 2006:

                                                                Collateral for
                           Floating Rate                         Floating Rate
                                   Notes           Range of              Notes
Fund                         Outstanding     Interest Rates        Outstanding
------                      ------------     --------------       ------------
Insured Intermediate         $ 5,000,000     3.37% to 3.93%        $ 8,300,000
Insured Tax Exempt            27,500,000     2.97% to 4.01%         55,000,000


For the year ended December 31, 2006, the Insured Intermediate and Insured Tax Exempt Funds had average daily liabilities from the participation in inverse floater programs of $2,109,589 and $22,208,219, respectively, and recorded interest expense at an average rate of 3.85% and 3.65%, respectively.

FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2006


The Funds determined that the criteria for sale accounting in Statement of Financial Accounting Standards No. 140 had not been met for certain transfers of municipal bonds during the years ended December 31, 2005, 2004, 2003 and 2002, and that the transfers should have been accounted for as secured borrowings rather than as sales. Since the impact of recording the transfers as secured borrowings would not have had a material effect on the ratios of net expenses to average net assets, the ratios of total expenses to average net assets and the portfolio turnover rates, the Financial Highlights presented herein for the years ended December 31, 2005, 2004, 2003 and 2002 have not been restated.

Interest rate swap transactions are agreements between two parties to exchange interest payments on a designated amount of two different securities for a designated period of time. For example, two parties may agree to exchange interest payments on variable and fixed rate instruments. The Funds may enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its bond portfolio. Swap agreements are marked-to-market daily based on valuations provided by a pricing service and changes in value, if any, are recorded as unrealized appreciation or depreciation in the Statements of Operations. Gains or losses are realized upon early termination of the swap agreements. Risks may exceed the amounts shown in the Statements of Assets and Liabilities. These risks include failure of the counterparty to perform under the contract's terms and the possible lack of liquidity with respect to the swap agreements. The swap agreements open as of December 31, 2006, are presented following each Fund's Portfolio of Investments.

G. Use of Estimates--The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

2. Capital--The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. The Trust consists of the Funds listed on the cover page, each of which is a separate and distinct series of the Trust. Each Fund has designated two classes of shares, Class A shares and Class B shares (each, a "Class"). Each share of each Class has an equal beneficial interest in the assets, has identical voting, dividend, liquidation and other rights and is subject to the same terms and conditions except that expenses allocated to a Class may be borne solely by that Class as determined by the Trustees and a Class may have exclusive voting rights with respect to matters affecting only that Class. Tax-Exempt Money Market Fund's

Class A and Class B shares are sold without an initial sales charge; however, its Class B shares may only be acquired through an exchange of Class B shares from another First Investors eligible Fund or through the reinvestment of dividends on Class B shares and are generally subject to a contingent deferred sales charge at the rate of 4% in the first year and declining to 0% over a six-year period, which is payable to First Investors Corporation as underwriter of the Trust. The Class A and Class B shares sold by the other Funds have a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 5.75% of the amount invested and together with the Class B shares are subject to distribution plan fees as described in Note 5. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees) are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

3. Concentration of Credit Risk--The Funds invest in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic developments in a state, industry or region.

FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2006


4. Security Transactions--For the year ended December 31, 2006, purchases and sales of municipal securities, other than short-term municipal notes and swap agreements, were as follows:

                                  Cost of             Proceeds
Fund                            Purchases             of Sales
------                       ------------         ------------
Insured Intermediate         $ 65,079,355         $ 70,337,548
Insured Tax Exempt            195,074,813          237,140,581
Insured Tax Exempt II         143,021,964          132,992,586
Arizona                         4,875,301            5,123,621
California                      9,252,213            8,577,607
Colorado                        1,829,340            3,060,556
Connecticut                    13,060,457           11,977,230
Florida                         6,191,990            8,408,361
Georgia                         2,323,011            2,119,547
Maryland                        5,278,950            8,986,309
Massachusetts                   4,720,185            4,189,982
Michigan                       12,503,806           15,164,793
Minnesota                       6,120,101            5,581,598
Missouri                       13,572,864           11,323,670
New Jersey                     12,227,006           16,250,937
New York                       39,583,130           51,231,254
North Carolina                  8,969,564            9,948,029
Ohio                            2,790,463            3,381,404
Oregon                         15,046,845           13,038,060
Pennsylvania                   17,185,338           17,577,838
Virginia                        9,794,761            9,850,823

At December 31, 2006, aggregate cost and net unrealized appreciation of securities, excluding swap agreements, for federal income tax purposes were as follows:

                                               Gross           Gross             Net
                           Aggregate      Unrealized      Unrealized      Unrealized
Fund                            Cost    Appreciation    Depreciation    Appreciation
------                  ------------    ------------    ------------    ------------
Insured Intermediate    $ 50,529,558     $   822,507         $ 5,289     $   817,218
Insured Tax Exempt       646,793,878      59,669,040          82,798      59,586,242
Insured Tax Exempt II    124,637,241       4,154,669          43,300       4,111,369
Arizona                   15,885,100         729,826             205         729,621
California                27,493,417       1,637,933           3,370       1,634,563
Colorado                   8,598,260         464,501              --         464,501
Connecticut               36,966,912       1,386,155           8,011       1,378,144
Florida                   29,499,554       1,655,706              --       1,655,706
Georgia                   11,761,147         591,957           1,100         590,857
Maryland                  23,307,235       1,074,375              --       1,074,375
Massachusetts             24,498,300       1,311,984              --       1,311,984
Michigan                  28,810,204       1,884,067              --       1,884,067
Minnesota                 15,604,794         654,948           2,791         652,157
Missouri                  15,708,973         591,209              --         591,209
New Jersey                58,249,295       3,320,433          27,071       3,293,362
New York                 153,843,264       9,770,241              --       9,770,241
North Carolina            24,912,587       1,035,804           9,274       1,026,530
Ohio                      23,377,303       1,337,599              --       1,337,599
Oregon                    32,400,447       1,230,937           8,975       1,221,962
Pennsylvania              43,741,368       2,241,044           6,597       2,234,447
Virginia                  31,190,868       1,672,472          15,505       1,656,967

5. Advisory Fee and Other Transactions With Affiliates--Certain officers and trustees of the Trust are officers and trustees of the Trust's investment adviser, First Investors Management Company, Inc. ("FIMCO"), its underwriter, First Investors Corporation ("FIC") and/or its transfer agent, Administrative Data Management Corp. ("ADM"). Trustees of the Trust who are not "interested persons" of the Trust as defined in the 1940 Act are remunerated by the Funds. For the year ended December 31, 2006, total trustees fees accrued by the Funds amounted to $70,469.

The Investment Advisory Agreements provide as compensation to FIMCO for each Fund, an annual fee, payable monthly, at the following rates:

Tax-Exempt Money Market Fund--.50% of the Fund's average daily net assets. For the year ended December 31, 2006, FIMCO voluntarily waived advisory fees to limit the Fund's overall expense ratio to .80% on Class A shares and 1.55% on Class B shares.

FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2006


Insured Intermediate Fund--Through April 30, 2006, the rate was .60% of the Fund's average daily net assets. Effective May 1, 2006, the rate was changed to .60% on the first $500 million of the Fund's average daily net assets, declining by .02% on each $500 million thereafter, down to .54% on average daily net assets over $1.5 billion. For the year ended December 31, 2006, FIMCO voluntarily waived advisory fees to limit the Fund's overall expense ratio to .95% on Class A shares and 1.70% on Class B shares.

Insured Tax Exempt Fund--Through April 30, 2006, the rate was .75% on the first $250 million of the average daily net assets of the Fund, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $750 million. Effective May 1, 2006, the rate was changed to ..60% on the first $500 million of the Fund's average daily net assets, declining by .02% on each $500 million thereafter, down to .54% on average daily net assets over $1.5 billion. For the period January 1, 2006 through April 30, 2006, FIMCO voluntarily waived advisory fees in excess of .60%.

Insured Tax Exempt Fund II--Through April 30, 2006, the rate was 1% on the first $200 million of the average daily net assets of the Fund, .75% on the next $300 million, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $1 billion. Effective May 1, 2006, the rate was changed to .60% on the first $500 million of the Fund's average daily net assets, declining by .02% on each $500 million thereafter, down to .54% on average daily net assets over $1.5 billion. For the year ended December 31, 2006, FIMCO voluntarily waived advisory fees to limit the Fund's overall expense ratio to 1.00% on Class A shares and 1.75% on Class B shares.

Single State Insured Tax Exempt Funds--Through April 30, 2006, the rate was ..75% on the first $250 million of the average daily net assets of each Fund, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $750 million. Effective May 1, 2006, the rate was changed to .60% on the first $500 million of the Fund's average daily net assets, declining by .02% on each $500 million thereafter, down to .54% on average daily net assets over $1.5 billion.

For the year ended December 31, 2006, FIMCO has voluntarily waived advisory fees to limit the overall expense ratio on Class A and Class B shares of the following Funds to: .75% on Class A and 1.50% on Class B for Arizona, North Carolina and Ohio; .85% on Class A and 1.60% on Class B for California, Maryland, and Oregon; and .90% on Class A and 1.65% on Class B for Florida, Michigan, Pennsylvania and Virginia; and .95% on Class A and 1.70% on Class B for New Jersey.

For the period January 1, 2006 through April 30, 2006, FIMCO has voluntarily waived advisory fees in excess of .60% for New York Fund and also waived advisory fees to limit the overall expense ratio on Class A and Class B shares of the following Funds: .60% Class A and 1.35% on Class B for Colorado, Georgia, Minnesota and Missouri, and .85% on Class A and 1.60% on Class B for Connecticut and Massachusetts. From May 1, 2006 through December 31, 2006, FIMCO voluntarily waived advisory fees to limit the overall expense ratio on Class A and Class B shares of the following Funds to: .67% on Class A and 1.42% on Class B for Colorado, Georgia, Minnesota and Missouri; .75% on Class A and 1.50% on Class B for Massachusetts; and .90% on Class A and 1.65% on Class B for Connecticut.

For the year ended December 31, 2006, advisory fees accrued to FIMCO by the Funds were $10,141,921 of which $1,928,301 was waived as noted above.

For the year ended December 31, 2006, FIC, as underwriter, received $1,943,264 in commissions from the sale of shares of the Funds after allowing $301,284 to other dealers. Shareholder servicing costs included $893,592 in transfer agent fees accrued to ADM.

Pursuant to Distribution Plans adopted under Rule 12b-1 of the 1940 Act, each Fund, other than the Tax-Exempt Money Market Fund, is authorized to pay FIC a fee up to .30% of the average daily net assets of the Class A shares on an annual basis, payable monthly. Each Fund, including the Tax-Exempt Money Market Fund, is authorized to pay FIC a fee up to 1% of the average daily net assets of the Class B shares on an annual basis, payable monthly. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that Fund. For the year ended December 31, 2006, the fees paid under the distribution plans, other than the Tax-Exempt Money Market Fund and Insured Tax Exempt Fund, were limited to .25% on Class A and 1.00% on Class B. The distribution fees paid by Tax-Exempt Money Market Fund were limited to 75% on Class B shares. The distribution fees paid by Insured Tax Exempt Fund through April 30, 2006, were limited to .27% on Class A and 1.00% on Class B and effective May 1, 2006, the distribution fees paid were limited to .26% on Class A and 1% on Class B. For the year ended December 31, 2006, total distribution plan fees accrued to FIC by the Funds amounted to $4,554,275.

FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2006


6. Tax Components of Capital and Distributions to Shareholders--The tax character of distributions declared for the years ended December 31, 2006 and December 31, 2005 were as follows:

                                   Year Ended December 31, 2006                           Year Ended December 31, 2005
                     -----------------------------------------------------   -----------------------------------------------------
                                    Distributions Declared from                            Distributions Declared from
                     -----------------------------------------------------   -----------------------------------------------------
                                                   Long-Term                                               Long-Term
                      Tax-Exempt      Ordinary       Capital                  Tax-Exempt      Ordinary       Capital
Fund                      Income        Income          Gain         Total        Income        Income          Gain         Total
----                 -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
Insured
  Intermediate       $ 1,581,539      $     --    $       --   $ 1,581,539   $ 1,471,373      $     --    $       --    $1,471,373
Insured
  Tax Exempt          29,878,936       578,639     3,263,941    33,721,516    32,006,671            --     1,932,707    33,939,378
Insured
  Tax Exempt II        4,157,005       626,447       505,132     5,288,584     3,614,833       345,282       720,062     4,680,177
Arizona                  673,285            --       102,905       776,190       721,046       167,834       120,929     1,009,809
California             1,070,620            --       129,503     1,200,123     1,098,601            --       408,324     1,506,925
Colorado                 389,130            --        75,002       464,132       439,294            --            --       439,294
Connecticut            1,438,117            --       131,850     1,569,967     1,412,339            --       196,000     1,608,339
Florida                1,196,736            --        74,070     1,270,806     1,379,088            --       155,382     1,534,470
Georgia                  491,650            --            --       491,650       485,126            --            --       485,126
Maryland               1,008,429            --       308,243     1,316,672     1,145,659            --        20,812     1,166,471
Massachusetts          1,005,831            --       121,410     1,127,241       997,212            --        96,285     1,093,497
Michigan               1,305,579            --       201,678     1,507,257     1,391,954            --       646,174     2,038,128
Minnesota                646,765            --            --       646,765       629,032            --            --       629,032
Missouri                 596,088            --            --       596,088       492,586            --            --       492,586
New Jersey             2,356,330            --       342,712     2,699,042     2,553,705            --            --     2,553,705
New York               6,324,063            --            --     6,324,063     6,736,903            --            --     6,736,903
North Carolina           980,288            --       138,520     1,118,808       999,407            --       103,884     1,103,291
Ohio                     974,488            --        50,946     1,025,434     1,019,131            --            --     1,019,131
Oregon                 1,198,095            --         9,836     1,207,931     1,095,232            --       177,642     1,272,874
Pennsylvania           1,773,546        38,454       190,883     2,002,883     1,854,277            --       619,257     2,473,534
Virginia               1,262,721            --       261,120     1,523,841     1,370,892            --       171,846     1,542,738

As of December 31, 2006, the components of distributable earnings on a tax basis were as follows:

                         Undistributed    Undistributed    Undistributed
                            Tax-Exempt          Taxable    Capital Gains                       Accumulated            Total
                              Ordinary         Ordinary        or (Loss)       Unrealized            Other    Distributable
Fund                            Income           Income        Carryover     Appreciation      Adjustments         Earnings*
------                   -------------    -------------    -------------    -------------    -------------    -------------
Insured Intermediate          $103,403         $     --        $(832,496)     $   817,218         $     --      $    88,125
Insured Tax Exempt             139,011               --            1,186       59,586,242          318,124       60,044,563
Insured Tax Exempt II            4,809               --               38        4,113,828              194        4,118,869
Arizona                          6,734               --                2          729,621               72          736,429
California                      21,327               --              843        1,635,010           16,064        1,673,244
Colorado                         9,542            1,164            5,400          464,501               --          480,607
Connecticut                      4,706               --               --        1,378,368            1,250        1,384,324
Florida                          4,953               --               --        1,656,153            2,464        1,663,570
Georgia                          5,818               --          (35,817)         590,969              936          561,906
Maryland                         7,121              889               --        1,074,375           13,206        1,095,591
Massachusetts                   30,620               --            1,916        1,311,984            5,313        1,349,833
Michigan                        26,578               --               --        1,884,514           13,561        1,924,653
Minnesota                        1,781               --          (43,754)         652,157            2,941          613,125
Missouri                           988               --           (5,614)         591,432              899          587,705
New Jersey                      36,793               --               --        3,293,362            7,480        3,337,635
New York                        58,347              640         (642,745)       9,772,029            8,290        9,196,561
North Carolina                  14,432              332               --        1,026,642            3,767        1,045,173
Ohio                            10,196               --              353        1,337,711              617        1,348,877
Oregon                          19,263               --                7        1,222,186               --        1,241,456
Pennsylvania                    10,596               --               --        2,234,447           24,395        2,269,438
Virginia                        10,581               --              270        1,657,079            1,918        1,669,848

* Differences between book distributable earnings and tax distributable earnings consists primarily of amortization of bond market discounts.

FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2006


For the year ended December 31, 2006, the following reclassifications were made to reflect permanent differences between book and tax reporting:

                                             Undistributed       Accumulated
                               Capital      Net Investment      Net Realized
Fund                           Paid In              Income              Gain
----                      ------------      --------------      ------------
Insured Tax Exempt             $(1,019)               $ --            $1,019
Colorado                            --                 333              (333)
Connecticut                         (6)                 --                 6
Florida                            (12)                 --                12
Maryland                            --                 107              (107)
Massachusetts                   (2,814)                 --             2,814
Michigan                            (4)                 --                 4
New Jersey                          (1)                 --                 1
New York                            --                  38               (38)
North Carolina                      --                  22               (22)


7. Fund Reorganizations--At the close of business on April 28, 2006, First Investors Tax-Exempt Money Market Fund, Inc., First Investors Insured Intermediate Tax Exempt Fund (a series of First Investors Series Fund), First Investors Insured Tax Exempt Fund, Inc., First Investors Insured Tax Exempt Fund II (a series of Executive Investors Trust), First Investors New York Insured Tax Free Fund, Inc. and the Arizona, California, Colorado, Connecticut, Florida, Georgia, Maryland, Massachusetts, Michigan, Minnesota, Missouri, New Jersey, North Carolina, Ohio, Oregon, Pennsylvania and Virginia Funds, each a series of First Investors Multi-State Insured Tax Free Fund, were reorganized into corresponding series of the Trust pursuant to an Agreement and Plan of Conversion and Termination (the "Reorganizations") that was approved by each Fund's shareholders. The Reorganizations were accomplished through tax-free exchanges of shares, which had no impact on net assets, operations, and number of shares outstanding.

8. New Accounting Pronouncements--In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. FIMCO believes that the adoption of FIN 48 will have no impact on the financial statements of the Funds.

In September 2006, the FASB issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2006, FIMCO does not believe the adoption of SFAS No. 157 will impact the financial statement amounts of the Funds, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


Financial Highlights
FIRST INVESTORS TAX EXEMPT FUNDS

The following table sets forth the per share operating data for a share outstanding, total return, ratios to average net assets and other supplemental data for each year indicated.

---------------------------------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             --------------------------------------------------------------------------------------------------------------
                                                                  Less Distributions
                                  Investment Operations                  from
                         -------------------------------------  ----------------------
              Net Asset               Net Realized
                 Value,         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
                of Year      Income    Investments  Operations      Income        Gain  Distributions
---------------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------
Class A
-------
2002            $ 1.00       $.008             --      $ .008       $.008          --          $.008
2003              1.00        .003             --        .003        .003          --           .003
2004              1.00        .005             --        .005        .005          --           .005
2005              1.00        .016             --        .016        .016          --           .016
2006              1.00        .026             --        .026        .026          --           .026

Class B
-------
2002              1.00        .001             --        .001        .001          --           .001
2003              1.00          --             --          --          --          --             --
2004              1.00          --             --          --          --          --             --
2005              1.00        .009             --        .009        .009          --           .009
2006              1.00        .018             --        .018        .018          --           .018
---------------------------------------------------------------------------------------------------------------------------
INSURED INTERMEDIATE TAX EXEMPT FUND
------------------------------------
Class A
-------
2002            $ 6.01       $.208         $ .543      $ .751       $.208       $.103          $.311
2003              6.45        .150           .092        .242        .149        .043           .192
2004              6.50        .134          (.052)       .082        .132          --           .132
2005              6.45        .164          (.108)       .056        .156          --           .156
2006              6.35        .191          (.010)       .181        .191          --           .191

Class B
-------
2002              6.02        .159           .544        .703        .160        .103           .263
2003              6.46        .101           .093        .194        .101        .043           .144
2004              6.51        .086          (.052)       .034        .084          --           .084
2005              6.46        .118          (.110)       .008        .108          --           .108
2006              6.36        .147          (.014)       .133        .143          --           .143
---------------------------------------------------------------------------------------------------------------------------
INSURED TAX EXEMPT FUND
-----------------------
Class A
-------
2002            $10.15       $.446         $ .560      $1.006       $.452       $.244          $.696
2003             10.46        .425           .037        .462        .422        .080           .502
2004             10.42        .418          (.169)       .249        .419          --           .419
2005             10.25        .409          (.236)       .173        .408        .025           .433
2006              9.99        .411          (.079)       .332        .408        .054           .462

Class B
-------
2002             10.14        .370           .564        .934        .380        .244           .624
2003             10.45        .344           .036        .380        .350        .080           .430
2004             10.40        .336          (.159)       .177        .347          --           .347
2005             10.23        .329          (.228)       .101        .336        .025           .361
2006              9.97        .327          (.067)       .260        .336        .054           .390
---------------------------------------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------------------------------------
                                                        R A T I O S / S U P P L E M E N T A L  D A T A
-----------------------------------    ------------------------------------------------------------------------------------
                                                                                          Ratio to Average Net
                                                                  Ratio to Average Net   Assets Before Expenses
                                                                        Assets**            Waived or Assumed
                          Net Asset                               --------------------   -----------------------
                             Value,                  Net Assets                    Net                       Net  Portfolio
                             End of     Total       End of Year             Investment                Investment   Turnover
                               Year    Return*   (in thousands)   Expenses      Income   Expenses   Income (Loss)      Rate
---------------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------
Class A
-------
2002                         $ 1.00       .81%         $ 18,409         .80%       .81%         .92%         .69%        --
2003                           1.00       .34            16,902         .75        .35         1.11         (.01)        --
2004                           1.00       .51            13,985         .70        .49         1.24         (.05)        --
2005                           1.00      1.66            13,407         .71       1.63         1.39          .95         --
2006                           1.00      2.63            15,853         .80       2.60         1.30         2.10         --

Class B
-------
2002                           1.00       .12                64        1.48        .13         1.60          .01         --
2003                           1.00        --                64        1.10         --         1.46         (.36)        --
2004                           1.00        --                23        1.19         --         1.73         (.54)        --
2005                           1.00       .91                 1        1.46        .88         2.14          .20         --
2006                           1.00      1.84                 2        1.55       1.85         2.05         1.35         --
---------------------------------------------------------------------------------------------------------------------------
INSURED INTERMEDIATE TAX EXEMPT FUND
------------------------------------
Class A
-------
2002                         $ 6.45     12.67%         $ 29,560         .75%      3.27%        1.14%        2.88%       168%
2003                           6.50      3.79            57,103         .85       2.28         1.09         2.04         77
2004                           6.45      1.28            59,520         .95       2.08         1.05         1.98        102
2005                           6.35       .88            49,128         .95       2.55         1.09         2.41        147
2006                           6.34      2.90            45,339        1.10+      2.99         1.24+        2.85        110

Class B
-------
2002                           6.46     11.80             7,907        1.50       2.52         1.89         2.13        168
2003                           6.51      3.02            12,680        1.60       1.53         1.84         1.29         77
2004                           6.46       .53            11,125        1.70       1.33         1.80         1.23        102
2005                           6.36       .13             8,419        1.70       1.80         1.84         1.66        147
2006                           6.35      2.12             6,635        1.85+      2.24         1.99+        2.10        110
---------------------------------------------------------------------------------------------------------------------------
INSURED TAX EXEMPT FUND
-----------------------
Class A
-------
2002                         $10.46     10.10%         $915,763        1.03%      4.26%        1.10%        4.19%        29%
2003                          10.42      4.50           882,285        1.02       4.06         1.11         3.97         25
2004                          10.25      2.47           824,507        1.01       4.08         1.15         3.94         27
2005                           9.99      1.72           759,815        1.01       4.02         1.13         3.90         24
2006                           9.86      3.41           704,319        1.10++     4.14         1.14++       4.10         22

Class B
-------
2002                          10.45      9.36             5,553        1.76       3.53         1.83         3.46         29
2003                          10.40      3.70             4,576        1.75       3.33         1.84         3.24         25
2004                          10.23      1.76             3,588        1.74       3.35         1.88         3.21         27
2005                           9.97      1.00             3,073        1.74       3.29         1.86         3.17         24
2006                           9.84      2.66             2,502        1.83++     3.41         1.87++       3.37         22
---------------------------------------------------------------------------------------------------------------------------



Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
---------------------------------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             --------------------------------------------------------------------------------------------------------------
                                                                  Less Distributions
                                  Investment Operations                  from
                         -------------------------------------  ----------------------
              Net Asset               Net Realized
                 Value,         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
                of Year      Income    Investments  Operations      Income        Gain  Distributions
---------------------------------------------------------------------------------------------------------------------------
INSURED TAX EXEMPT FUND II
--------------------------
Class A
-------
2002            $14.33       $.549         $1.191      $1.740       $.548       $.252         $ .800
2003             15.27        .526           .231        .757        .527        .090           .617
2004             15.41        .535           .123        .658        .531        .117           .648
2005             15.42        .523           .050        .573        .523        .140           .663
2006             15.33        .532           .192        .724        .538        .136           .674

Class B
-------
2002             14.33        .439          1.187       1.626        .444        .252           .696
2003             15.26        .412           .230        .642        .412        .090           .502
2004             15.40        .419           .129        .548        .411        .117           .528
2005             15.42        .408           .045        .453        .403        .140           .543
2006             15.33        .419           .185        .604        .418        .136           .554
---------------------------------------------------------------------------------------------------------------------------
SINGLE STATE INSURED TAX EXEMPT FUND
------------------------------------
ARIZONA FUND
------------
Class A
-------
2002            $13.35       $.574         $ .752      $1.326       $.571       $.125          $.696
2003             13.98        .552           .101        .653        .556        .087           .643
2004             13.99        .552          (.074)       .478        .550        .048           .598
2005             13.87        .547          (.270)       .277        .551        .226           .777
2006             13.37        .537          (.032)       .505        .532        .083           .615

Class B
-------
2002             13.34        .470           .758       1.228        .463        .125           .588
2003             13.98        .445           .100        .545        .448        .087           .535
2004             13.99        .449          (.079)       .370        .442        .048           .490
2005             13.87        .445          (.268)       .177        .451        .226           .677
2006             13.37        .438          (.030)       .408        .435        .083           .518
---------------------------------------------------------------------------------------------------------------------------
CALIFORNIA FUND
---------------
Class A
-------
2002            $11.86       $.507         $ .719      $1.226       $.505       $.111          $.616
2003             12.47        .481           .063        .544        .479        .025           .504
2004             12.51        .480           .002        .482        .472          --           .472
2005             12.52        .474          (.151)       .323        .480        .173           .653
2006             12.19        .470           .027        .497        .461        .056           .517

Class B
-------
2002             11.86        .413           .717       1.130        .409        .111           .520
2003             12.47        .387           .061        .448        .383        .025           .408
2004             12.51        .388          (.002)       .386        .376          --           .376
2005             12.52        .384          (.147)       .237        .384        .173           .557
2006             12.20        .387           .011        .398        .372        .056           .428
---------------------------------------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------------------------------------
                                                        R A T I O S / S U P P L E M E N T A L  D A T A
-----------------------------------    ------------------------------------------------------------------------------------
                                                                                            Ratio to Average Net
                                                                  Ratio to Average Net    Assets Before Expenses
                                                                        Assets**             Waived or Assumed
                          Net Asset                               --------------------    ----------------------
                             Value,                  Net Assets                    Net                       Net  Portfolio
                             End of     Total       End of Year             Investment                Investment   Turnover
                               Year    Return*    (in thousands)  Expenses      Income     Expenses       Income       Rate
---------------------------------------------------------------------------------------------------------------------------
INSURED TAX EXEMPT FUND II
--------------------------
Class A
-------
2002                         $15.27     12.34%         $ 64,728        1.00%      3.67%        1.47%        3.20%       147%
2003                          15.41      5.04            80,300        1.00       3.43         1.48         2.95        120
2004                          15.42      4.36            83,555        1.00       3.47         1.46         3.01        115
2005                          15.33      3.77           101,741        1.00       3.37         1.46         2.91        114
2006                          15.38      4.82           115,234        1.00       3.47         1.18         3.29        112

Class B
-------
2002                          15.26     11.49            12,771        1.75       2.92         2.22         2.45        147
2003                          15.40      4.26            17,392        1.75       2.68         2.23         2.20        120
2004                          15.42      3.62            16,439        1.75       2.72         2.21         2.26        115
2005                          15.33      2.97            16,091        1.75       2.62         2.21         2.16        114
2006                          15.38      4.01            13,781        1.75       2.72         1.93         2.54        112
---------------------------------------------------------------------------------------------------------------------------
SINGLE STATE INSURED TAX EXEMPT FUND
------------------------------------
ARIZONA FUND
------------
Class A
-------
2002                         $13.98     10.12%         $ 20,148         .75%      4.19%        1.17%        3.77%        28%
2003                          13.99      4.77            21,709         .75       3.95         1.20         3.50         43
2004                          13.87      3.51            17,911         .75       3.96         1.18         3.53         15
2005                          13.37      2.04            15,086         .75       3.99         1.23         3.51         14
2006                          13.26      3.87            14,734         .75       4.03         1.16         3.62         29

Class B
-------
2002                          13.98      9.34             2,111        1.50       3.44         1.92         3.02         28
2003                          13.99      3.96             3,121        1.50       3.20         1.95         2.75         43
2004                          13.87      2.71             2,523        1.50       3.21         1.93         2.78         15
2005                          13.37      1.30             2,235        1.50       3.24         1.98         2.76         14
2006                          13.26      3.11             1,889        1.50       3.28         1.91         2.87         29
---------------------------------------------------------------------------------------------------------------------------
CALIFORNIA FUND
---------------
Class A
-------
2002                         $12.47     10.53%          $23,240         .75%      4.14%        1.16%        3.73%        51%
2003                          12.51      4.45            26,977         .75       3.87         1.20         3.42         81
2004                          12.52      3.96            25,873         .85       3.86         1.16         3.55         30
2005                          12.19      2.63            26,536         .85       3.81         1.17         3.49         59
2006                          12.17      4.16            26,592         .85       3.84         1.07         3.62         30

Class B
-------
2002                          12.47      9.67             2,523        1.50       3.39         1.91         2.98         51
2003                          12.51      3.65             3,511        1.50       3.12         1.95         2.67         81
2004                          12.52      3.15             3,046        1.60       3.11         1.91         2.80         30
2005                          12.20      1.92             2,571        1.60       3.06         1.92         2.74         59
2006                          12.17      3.32             1,899        1.60       3.09         1.82         2.87         30
---------------------------------------------------------------------------------------------------------------------------



Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
---------------------------------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             --------------------------------------------------------------------------------------------------------------
                                                                  Less Distributions
                                  Investment Operations                  from
                         -------------------------------------  ----------------------
              Net Asset               Net Realized
                 Value,         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
                of Year      Income    Investments  Operations      Income        Gain  Distributions
---------------------------------------------------------------------------------------------------------------------------
COLORADO FUND
-------------
Class A
-------
2002            $13.03       $.575         $ .801      $1.376       $.574       $.082          $.656
2003             13.75        .560           .126        .686        .556          --           .556
2004             13.88        .564          (.089)       .475        .555          --           .555
2005             13.80        .548          (.234)       .314        .564          --           .564
2006             13.55        .551          (.028)       .523        .542        .111           .653

Class B
-------
2002             13.03        .471           .797       1.268        .476        .082           .558
2003             13.74        .456           .122        .578        .448          --           .448
2004             13.87        .466          (.089)       .377        .447          --           .447
2005             13.80        .449          (.243)       .206        .456          --           .456
2006             13.55        .463          (.046)       .417        .436        .111           .547
---------------------------------------------------------------------------------------------------------------------------
CONNECTICUT FUND
----------------
Class A
-------
2002            $13.07       $.564         $ .701      $1.265       $.577       $.138          $.715
2003             13.62        .536           .023        .559        .534        .115           .649
2004             13.53        .533          (.037)       .496        .526          --           .526
2005             13.50        .515          (.186)       .329        .521        .068           .589
2006             13.24        .498          (.002)       .496        .501        .045           .546

Class B
-------
2002             13.06        .460           .709       1.169        .481        .138           .619
2003             13.61        .434           .021        .455        .430        .115           .545
2004             13.52        .434          (.034)       .400        .430          --           .430
2005             13.49        .414          (.191)       .223        .425        .068           .493
2006             13.22        .398          (.008)       .390        .405        .045           .450
---------------------------------------------------------------------------------------------------------------------------
FLORIDA FUND
------------
Class A
-------
2002            $13.20       $.563        $  .796      $1.359       $.558       $.171          $.729
2003             13.83        .531           .038        .569        .527        .062           .589
2004             13.81        .523          (.068)       .455        .517        .038           .555
2005             13.71        .513          (.243)       .270        .518        .062           .580
2006             13.40        .493          (.071)       .422        .501        .031           .532

Class B
-------
2002             13.19        .462           .801       1.263        .452        .171           .623
2003             13.83        .429           .032        .461        .419        .062           .481
2004             13.81        .421          (.064)       .357        .409        .038           .447
2005             13.72        .414          (.243)       .171        .419        .062           .481
2006             13.41        .395          (.080)       .315        .404        .031           .435
---------------------------------------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------------------------------------
                                                        R A T I O S / S U P P L E M E N T A L  D A T A
-----------------------------------    ------------------------------------------------------------------------------------
                                                                                           Ratio to Average Net
                                                                  Ratio to Average Net    Assets Before Expenses
                                                                        Assets**             Waived or Assumed
                          Net Asset                               --------------------    ----------------------
                             Value,                  Net Assets                    Net                       Net  Portfolio
                             End of     Total       End of Year             Investment                Investment   Turnover
                               Year    Return*    (in thousands)  Expenses      Income     Expenses       Income       Rate
---------------------------------------------------------------------------------------------------------------------------
COLORADO FUND
-------------
Class A
-------
2002                         $13.75     10.76%          $10,027         .60%      4.28%        1.27%        3.61%        32%
2003                          13.88      5.09            11,956         .60       4.07         1.29         3.38         46
2004                          13.80      3.51             9,705         .60       4.06         1.25         3.41          7
2005                          13.55      2.32             9,675         .60       4.01         1.27         3.34          3
2006                          13.42      3.95             8,486         .65       4.09         1.25         3.49         19

Class B
-------
2002                          13.74      9.89             1,337        1.35       3.53         2.02         2.86         32
2003                          13.87      4.28             1,678        1.35       3.32         2.04         2.63         46
2004                          13.80      2.78             1,146        1.35       3.31         2.00         2.66          7
2005                          13.55      1.51             1,032        1.35       3.26         2.02         2.59          3
2006                          13.42      3.14               707        1.40       3.34         2.00         2.74         19
---------------------------------------------------------------------------------------------------------------------------
CONNECTICUT FUND
----------------
Class A
-------
2002                         $13.62      9.86%          $29,865         .80%      4.20%        1.20%        3.80%        52%
2003                          13.53      4.19            31,234         .85       3.94         1.20         3.59         25
2004                          13.50      3.76            32,130         .85       3.97         1.18         3.64         45
2005                          13.24      2.48            34,186         .85       3.84         1.18         3.51         38
2006                          13.19      3.83            35,707         .88       3.77         1.08         3.57         32

Class B
-------
2002                          13.61      9.09             6,048        1.55       3.45         1.95         3.05         52
2003                          13.52      3.40             5,959        1.60       3.19         1.95         2.84         25
2004                          13.49      3.02             4,975        1.60       3.22         1.93         2.89         45
2005                          13.22      1.68             4,115        1.60       3.09         1.93         2.76         38
2006                          13.16      3.01             3,299        1.63       3.02         1.83         2.82         32
---------------------------------------------------------------------------------------------------------------------------
FLORIDA FUND
------------
Class A
-------
2002                         $13.83     10.48%          $34,524         .85%      4.13%        1.18%        3.80%        42%
2003                          13.81      4.19            37,426         .85       3.84         1.17         3.52         37
2004                          13.71      3.38            36,477         .90       3.81         1.16         3.55         20
2005                          13.40      2.00            31,370         .90       3.76         1.18         3.48         18
2006                          13.29      3.22            29,485         .90       3.72         1.09         3.53         19

Class B
-------
2002                          13.83      9.72             2,354        1.60       3.38         1.93         3.05         42
2003                          13.81      3.38             3,354        1.60       3.09         1.92         2.77         37
2004                          13.72      2.64             3,232        1.65       3.06         1.91         2.80         20
2005                          13.41      1.26             2,560        1.65       3.01         1.93         2.73         18
2006                          13.29      2.40             2,220        1.65       2.97         1.84         2.78         19
---------------------------------------------------------------------------------------------------------------------------



Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
---------------------------------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             --------------------------------------------------------------------------------------------------------------
                                                                  Less Distributions
                                  Investment Operations                  from
                         -------------------------------------  ----------------------
              Net Asset               Net Realized
                 Value,         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
                of Year      Income    Investments  Operations      Income        Gain  Distributions
---------------------------------------------------------------------------------------------------------------------------
GEORGIA FUND
------------
Class A
-------
2002            $13.20       $.581        $  .823      $1.404       $.579       $.165          $.744
2003             13.86        .562           .109        .671        .557        .114           .671
2004             13.86        .547          (.119)       .428        .548          --           .548
2005             13.74        .547          (.205)       .342        .542          --           .542
2006             13.54        .543           .006        .549        .549          --           .549

Class B
-------
2002             13.18        .477           .820       1.297        .472        .165           .637
2003             13.84        .460           .103        .563        .449        .114           .563
2004             13.84        .447          (.117)       .330        .440          --           .440
2005             13.73        .444          (.199)       .245        .435          --           .435
2006             13.54        .446          (.004)       .442        .442          --           .442
---------------------------------------------------------------------------------------------------------------------------
MARYLAND FUND
-------------
Class A
-------
2002            $13.40       $.558         $ .773      $1.331       $.556       $.035          $.591
2003             14.14        .526           .094        .620        .525        .025           .550
2004             14.21        .538          (.194)       .344        .524          --           .524
2005             14.03        .527          (.209)       .318        .528        .010           .538
2006             13.81        .529          (.040)       .489        .538        .171           .709

Class B
-------
2002             13.40        .454           .769       1.223        .448        .035           .483
2003             14.14        .420           .102        .522        .417        .025           .442
2004             14.22        .436          (.200)       .236        .416          --           .416
2005             14.04        .423          (.212)       .211        .421        .010           .431
2006             13.82        .429          (.047)       .382        .441        .171           .612
---------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS FUND
------------------
Class A
-------
2002            $11.77       $.512         $ .674      $1.186       $.513       $.143          $.656
2003             12.30        .484           .103        .587        .482        .165           .647
2004             12.24        .465          (.139)       .326        .466          --           .466
2005             12.10        .465          (.195)       .270        .456        .044           .500
2006             11.87        .467          (.070)       .397        .462        .055           .517

Class B
-------
2002             11.76        .421           .679       1.100        .417        .143           .560
2003             12.30        .392           .099        .491        .386        .165           .551
2004             12.24        .375          (.135)       .240        .370          --           .370
2005             12.11        .379          (.197)       .182        .368        .044           .412
2006             11.88        .386          (.074)       .312        .377        .055           .432
---------------------------------------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------------------------------------
                                                        R A T I O S / S U P P L E M E N T A L  D A T A
-----------------------------------    ------------------------------------------------------------------------------------
                                                                                           Ratio to Average Net
                                                                  Ratio to Average Net    Assets Before Expenses
                                                                        Assets**             Waived or Assumed
                          Net Asset                               --------------------    ----------------------
                             Value,                  Net Assets                    Net                       Net  Portfolio
                             End of     Total       End of Year             Investment                Investment   Turnover
                               Year    Return*    (in thousands)  Expenses      Income     Expenses       Income       Rate
---------------------------------------------------------------------------------------------------------------------------
GEORGIA FUND
------------
Class A
-------
2002                         $13.86     10.84%          $ 8,324         .60%       4.20%       1.25%       3.55%         36%
2003                          13.86      4.94             9,633         .60        4.05        1.26        3.39          20
2004                          13.74      3.18            10,815         .60        4.00        1.24        3.36          32
2005                          13.54      2.53            11,567         .60        3.99        1.24        3.35          21
2006                          13.54      4.15            10,953         .65        4.04        1.17        3.52          18

Class B
-------
2002                          13.84     10.00             1,531        1.35        3.45        2.00        2.80          36
2003                          13.84      4.13             1,564        1.35        3.30        2.01        2.64          20
2004                          13.73      2.45             1,295        1.35        3.25        1.99        2.61          32
2005                          13.54      1.81             1,287        1.35        3.24        1.99        2.60          21
2006                          13.54      3.33             1,111        1.40        3.29        1.92        2.77          18
---------------------------------------------------------------------------------------------------------------------------
MARYLAND FUND
-------------
Class A
-------
2002                         $14.14     10.10%          $28,204         .75%       4.04%       1.17%       3.62%         35%
2003                          14.21      4.47            26,934         .85        3.71        1.18        3.38          27
2004                          14.03      2.48            27,107         .85        3.83        1.18        3.50          15
2005                          13.81      2.30            23,935         .85        3.76        1.21        3.40          27
2006                          13.59      3.62            20,822         .85        3.83        1.13        3.55          20

Class B
-------
2002                          14.14      9.25             6,148        1.50        3.29        1.92        2.87          35
2003                          14.22      3.75             6,033        1.60        2.96        1.93        2.63          27
2004                          14.04      1.70             5,180        1.60        3.08        1.93        2.75          15
2005                          13.82      1.52             4,863        1.60        3.01        1.95        2.66          27
2006                          13.59      2.82             3,932        1.60        3.08        1.88        2.80          20
---------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS FUND
------------------
Class A
-------
2002                         $12.30     10.26%          $25,687         .80%       4.21%       1.18%       3.83%         21%
2003                          12.24      4.86            25,819         .85        3.93        1.19        3.59          21
2004                          12.10      2.74            25,329         .85        3.85        1.19        3.51          29
2005                          11.87      2.27            23,220         .85        3.85        1.22        3.48          27
2006                          11.75      3.42            24,004         .78        3.98        1.12        3.64          16

Class B
-------
2002                          12.30      9.49             3,855        1.55        3.46        1.93        3.08          21
2003                          12.24      4.05             3,876        1.60        3.18        1.94        2.84          21
2004                          12.11      2.01             3,623        1.60        3.10        1.94        2.76          29
2005                          11.88      1.52             2,781        1.60        3.10        1.97        2.73          27
2006                          11.76      2.69             2,217        1.53        3.23        1.87        2.89          16
---------------------------------------------------------------------------------------------------------------------------



Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
---------------------------------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             --------------------------------------------------------------------------------------------------------------
                                                                  Less Distributions
                                  Investment Operations                  from
                         -------------------------------------  ----------------------
              Net Asset               Net Realized
                 Value,         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
                of Year      Income    Investments  Operations      Income        Gain  Distributions
---------------------------------------------------------------------------------------------------------------------------
MICHIGAN FUND
-------------
Class A
-------
2002            $12.62       $.563         $ .668      $1.231       $.551       $.270          $.821
2003             13.03        .535           .061        .596        .541        .055           .596
2004             13.03        .523          (.240)       .283        .526        .007           .533
2005             12.78        .523          (.224)       .299        .494        .235           .729
2006             12.35        .487          (.044)       .443        .503        .080           .583

Class B
-------
2002             12.61        .464           .661       1.125        .455        .270           .725
2003             13.01        .437           .063        .500        .445        .055           .500
2004             13.01        .425          (.238)       .187        .430        .007           .437
2005             12.76        .426          (.223)       .203        .398        .235           .633
2006             12.33        .393          (.046)       .347        .407        .080           .487
---------------------------------------------------------------------------------------------------------------------------
MINNESOTA FUND
--------------
Class A
-------
2002            $11.52       $.520         $ .561      $1.081       $.521          --          $.521
2003             12.08        .499           .083        .582        .492          --           .492
2004             12.17        .496          (.091)       .405        .495          --           .495
2005             12.08        .483          (.231)       .252        .492          --           .492
2006             11.84        .472           .009        .481        .471          --           .471

Class B
-------
2002             11.52        .433           .554        .987        .427          --           .427
2003             12.08        .407           .089        .496        .396          --           .396
2004             12.18        .408          (.089)       .319        .399          --           .399
2005             12.10        .405          (.240)       .165        .405          --           .405
2006             11.86        .388          (.002)       .386        .386          --           .386
---------------------------------------------------------------------------------------------------------------------------
MISSOURI FUND
-------------
Class A
-------
2002            $12.81       $.559         $ .844      $1.403       $.563       $  --          $.563
2003             13.65        .541           .185        .726        .534        .012           .546
2004             13.83        .558          (.056)       .502        .552          --           .552
2005             13.78        .533          (.154)       .379        .539          --           .539
2006             13.62        .519           .059        .578        .528          --           .528

Class B
-------
2002             12.81        .460           .847       1.307        .467          --           .467
2003             13.65        .438           .180        .618        .426        .012           .438
2004             13.83        .454          (.050)       .404        .444          --           .444
2005             13.79        .433          (.161)       .272        .432          --           .432
2006             13.63        .421           .060        .481        .431          --           .431
---------------------------------------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------------------------------------
                                                        R A T I O S / S U P P L E M E N T A L  D A T A
-----------------------------------    ------------------------------------------------------------------------------------
                                                                                           Ratio to Average Net
                                                                  Ratio to Average Net    Assets Before Expenses
                                                                        Assets**             Waived or Assumed
                          Net Asset                               --------------------    ----------------------
                             Value,                  Net Assets                    Net                       Net  Portfolio
                             End of     Total       End of Year             Investment                Investment   Turnover
                               Year    Return*    (in thousands)  Expenses      Income     Expenses       Income       Rate
---------------------------------------------------------------------------------------------------------------------------
MICHIGAN FUND
-------------
Class A
-------
2002                         $13.03      9.93%          $41,992         .92%       4.33%       1.17%       4.08%         27%
2003                          13.03      4.66            41,585         .94        4.11        1.19        3.86          29
2004                          12.78      2.25            35,869         .90        4.07        1.19        3.78          23
2005                          12.35      2.38            32,325         .90        4.10        1.20        3.80          36
2006                          12.21      3.68            29,016         .90        3.96        1.11        3.75          39

Class B
-------
2002                          13.01      9.05             1,758        1.67        3.58        1.92        3.33          27
2003                          13.01      3.91             1,686        1.69        3.36        1.94        3.11          29
2004                          12.76      1.48             2,302        1.65        3.32        1.94        3.03          23
2005                          12.33      1.61             2,238        1.65        3.35        1.95        3.05          36
2006                          12.19      2.88             2,043        1.65        3.21        1.86        3.00          39
---------------------------------------------------------------------------------------------------------------------------
MINNESOTA FUND
--------------
Class A
-------
2002                         $12.08      9.57%          $12,259         .60%       4.40%       1.26%       3.74%         28%
2003                          12.17      4.91            13,848         .60        4.14        1.30        3.44          32
2004                          12.08      3.42            14,287         .60        4.12        1.24        3.48          18
2005                          11.84      2.13            15,420         .60        4.03        1.25        3.38          31
2006                          11.85      4.16            15,967         .65        4.01        1.14        3.52          35

Class B
-------
2002                          12.08      8.71               821        1.35        3.65        2.01        2.99          28
2003                          12.18      4.17             1,194        1.35        3.39        2.05        2.69          32
2004                          12.10      2.68             1,122        1.35        3.37        1.99        2.73          18
2005                          11.86      1.38               719        1.35        3.28        2.00        2.63          31
2006                          11.86      3.32               616        1.40        3.26        1.89        2.77          35
---------------------------------------------------------------------------------------------------------------------------
MISSOURI FUND
-------------
Class A
-------
2002                         $13.65     11.16%          $ 6,656         .60%       4.22%       1.31%       3.51%         45%
2003                          13.83      5.43             8,158         .60        3.95        1.35        3.20          22
2004                          13.78      3.73             7,839         .60        4.07        1.28        3.39           7
2005                          13.62      2.79            11,123         .60        3.87        1.25        3.22          37
2006                          13.67      4.34            13,953         .65        3.84        1.14        3.35          73

Class B
-------
2002                          13.65     10.36             2,096        1.35        3.47        2.06        2.76          45
2003                          13.83      4.60             3,108        1.35        3.20        2.10        2.45          22
2004                          13.79      2.99             3,274        1.35        3.32        2.03        2.64           7
2005                          13.63      2.00             3,076        1.35        3.12        2.00        2.47          37
2006                          13.68      3.60             2,621        1.40        3.09        1.89        2.60          73
---------------------------------------------------------------------------------------------------------------------------



Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
---------------------------------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             --------------------------------------------------------------------------------------------------------------
                                                                  Less Distributions
                                  Investment Operations                  from
                         -------------------------------------  ----------------------
              Net Asset               Net Realized
                 Value,         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
                of Year      Income    Investments  Operations      Income        Gain  Distributions
---------------------------------------------------------------------------------------------------------------------------
NEW JERSEY FUND
---------------
Class A
-------
2002            $12.96       $.543         $ .694      $1.237       $.553       $.264          $.817
2003             13.38        .524           .038        .562        .526        .116           .642
2004             13.30        .518          (.184)       .334        .514          --           .514
2005             13.12        .494          (.186)       .308        .498          --           .498
2006             12.93        .484          (.033)       .451        .480        .071           .551

Class B
-------
2002             12.93        .445           .686       1.131        .457        .264           .721
2003             13.34        .424           .046        .470        .424        .116           .540
2004             13.27        .418          (.192)       .226        .406          --           .406
2005             13.09        .395          (.185)       .210        .390          --           .390
2006             12.91        .388          (.033)       .355        .374        .071           .445
---------------------------------------------------------------------------------------------------------------------------
NEW YORK FUND
-------------
Class A
-------
2002            $14.44       $.614        $  .869      $1.483       $.610       $.413         $1.023
2003             14.90        .596           .042        .638        .585        .123           .708
2004             14.83        .570          (.219)       .351        .581          --           .581
2005             14.60        .536          (.225)       .311        .541          --           .541
2006             14.37        .543          (.044)       .499        .539          --           .539

Class B
-------
2002             14.44        .500           .865       1.365        .502        .413           .915
2003             14.89        .485           .035        .520        .477        .123           .600
2004             14.81        .460          (.217)       .243        .473          --           .473
2005             14.58        .427          (.224)       .203        .433          --           .433
2006             14.35        .434          (.043)       .391        .431          --           .431
---------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA FUND
-------------------
Class A
-------
2002            $12.78       $.541         $ .788      $1.329       $.539       $  --          $.539
2003             13.57        .536           .145        .681        .537        .084           .621
2004             13.63        .530          (.108)       .422        .522          --           .522
2005             13.53        .522          (.173)       .349        .528        .051           .579
2006             13.30        .512           .035        .547        .506        .071           .577

Class B
-------
2002             12.79        .442           .791       1.233        .443          --           .443
2003             13.58        .434           .141        .575        .441        .084           .525
2004             13.63        .429          (.103)       .326        .426          --           .426
2005             13.53        .422          (.179)       .243        .432        .051           .483
2006             13.29        .411           .039        .450        .409        .071           .480
---------------------------------------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------------------------------------
                                                        R A T I O S / S U P P L E M E N T A L  D A T A
-----------------------------------    ------------------------------------------------------------------------------------
                                                                                           Ratio to Average Net
                                                                  Ratio to Average Net    Assets Before Expenses
                                                                        Assets**             Waived or Assumed
                          Net Asset                               --------------------    ----------------------
                             Value,                  Net Assets                    Net                       Net  Portfolio
                             End of     Total       End of Year             Investment                Investment   Turnover
                               Year    Return*    (in thousands)  Expenses      Income     Expenses       Income       Rate
---------------------------------------------------------------------------------------------------------------------------
NEW JERSEY FUND
---------------
Class A
-------
2002                         $13.38      9.72%          $65,130         .96%       4.06%       1.16%       3.86%         51%
2003                          13.30      4.28            63,407         .96        3.90        1.16        3.70          34
2004                          13.12      2.59            63,235         .95        3.95        1.15        3.75          28
2005                          12.93      2.39            61,161         .95        3.79        1.16        3.58          40
2006                          12.83      3.57            56,712         .95        3.77        1.06        3.66          19

Class B
-------
2002                          13.34      8.88             6,171        1.71        3.31        1.91        3.11          51
2003                          13.27      3.59             7,067        1.71        3.15        1.91        2.95          34
2004                          13.09      1.75             6,514        1.70        3.20        1.90        3.00          28
2005                          12.91      1.63             5,776        1.70        3.04        1.91        2.83          40
2006                          12.82      2.80             4,929        1.70        3.02        1.81        2.91          19

---------------------------------------------------------------------------------------------------------------------------
NEW YORK FUND
-------------
Class A
-------
2002                         $14.90     10.45%         $186,992         .99%       4.11%       1.14%       3.96%         70%
2003                          14.83      4.37           184,944         .99        3.99        1.14        3.84          21
2004                          14.60      2.44           177,975         .98        3.88        1.13        3.73          30
2005                          14.37      2.16           169,787         .99        3.70        1.14        3.55          49
2006                          14.33      3.55           159,859         .98        3.78        1.03        3.73          24

Class B
-------
2002                          14.89      9.59            10,293        1.74        3.36        1.89        3.21          70
2003                          14.81      3.55             8,583        1.74        3.24        1.89        3.09          21
2004                          14.58      1.69             7,613        1.73        3.13        1.88        2.98          30
2005                          14.35      1.41             6,938        1.74        2.95        1.89        2.80          49
2006                          14.31      2.77             5,847        1.73        3.03        1.78        2.98          24
---------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA FUND
-------------------
Class A
-------
2002                         $13.57     10.58%          $18,479         .75%       4.10%       1.23%       3.62%         13%
2003                          13.63      5.11            19,592         .75        3.94        1.25        3.44          22
2004                          13.53      3.18            21,430         .75        3.94        1.20        3.49          59
2005                          13.30      2.62            22,561         .75        3.88        1.20        3.43          22
2006                          13.27      4.20            22,128         .75        3.85        1.09        3.51          34

Class B
-------
2002                          13.58      9.78             3,750        1.50        3.35        1.98        2.87          13
2003                          13.63      4.30             4,586        1.50        3.19        2.00        2.69          22
2004                          13.53      2.45             4,375        1.50        3.19        1.95        2.74          59
2005                          13.29      1.82             4,576        1.50        3.13        1.95        2.68          22
2006                          13.26      3.45             4,116        1.50        3.10        1.84        2.76          34
---------------------------------------------------------------------------------------------------------------------------



Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
---------------------------------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             --------------------------------------------------------------------------------------------------------------
                                                                  Less Distributions
                                  Investment Operations                  from
                         -------------------------------------  ----------------------
              Net Asset               Net Realized
                 Value,         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
                of Year      Income    Investments  Operations      Income        Gain  Distributions
---------------------------------------------------------------------------------------------------------------------------
OHIO FUND
---------
Class A
-------
2002            $12.28       $.534         $ .768      $1.302       $.531       $.191          $.722
2003             12.86        .520           .087        .607        .517          --           .517
2004             12.95        .517          (.187)       .330        .510          --           .510
2005             12.77        .510          (.264)       .246        .516          --           .516
2006             12.50        .504          (.032)       .472        .506        .026           .532

Class B
-------
2002             12.29        .441           .765       1.206        .435        .191           .626
2003             12.87        .425           .086        .511        .421          --           .421
2004             12.96        .422          (.198)       .224        .414          --           .414
2005             12.77        .416          (.256)       .160        .420          --           .420
2006             12.51        .412          (.036)       .376        .410        .026           .436
---------------------------------------------------------------------------------------------------------------------------
OREGON FUND
-----------
Class A
-------
2002            $12.57       $.533         $ .707      $1.240       $.540       $  --          $.540
2003             13.27        .524           .078        .602        .522          --           .522
2004             13.35        .513          (.152)       .361        .511          --           .511
2005             13.20        .490          (.161)       .329        .486        .073           .559
2006             12.97        .480           .034        .514        .480        .004           .484

Class B
-------
2002             12.56        .434           .700       1.134        .444          --           .444
2003             13.25        .424           .092        .516        .426          --           .426
2004             13.34        .414          (.159)       .255        .415          --           .415
2005             13.18        .391          (.168)       .223        .390        .073           .463
2006             12.94        .384           .034        .418        .384        .004           .388
---------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA FUND
-----------------
Class A
-------
2002            $12.88       $.547         $ .810      $1.357       $.541       $.126          $.667
2003             13.57        .538           .016        .554        .534        .050           .584
2004             13.54        .527          (.219)       .308        .528          --           .528
2005             13.32        .514          (.217)       .297        .514        .173           .687
2006             12.93        .503          (.005)       .498        .504        .064           .568

Class B
-------
2002             12.86        .447           .814       1.261        .445        .126           .571
2003             13.55        .435           .024        .459        .429        .050           .479
2004             13.53        .427          (.227)       .200        .420          --           .420
2005             13.31        .384          (.216)       .168        .375        .173           .548
2006             12.93        .410          (.006)       .404        .400        .064           .464
---------------------------------------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------------------------------------
                                                        R A T I O S / S U P P L E M E N T A L  D A T A
-----------------------------------    ------------------------------------------------------------------------------------
                                                                                           Ratio to Average Net
                                                                  Ratio to Average Net    Assets Before Expenses
                                                                        Assets**             Waived or Assumed
                          Net Asset                               --------------------    ----------------------
                             Value,                  Net Assets                    Net                       Net  Portfolio
                             End of     Total       End of Year             Investment                Investment   Turnover
                               Year    Return*    (in thousands)  Expenses      Income     Expenses       Income       Rate
---------------------------------------------------------------------------------------------------------------------------
OHIO FUND
---------
Class A
-------
2002                         $12.86     10.79%          $22,751         .75%       4.20%       1.19%       3.76%         40%
2003                          12.95      4.82            23,032         .75        4.02        1.20        3.57          32
2004                          12.77      2.63            22,010         .75        4.06        1.19        3.62          24
2005                          12.50      1.96            21,696         .75        4.04        1.20        3.59          13
2006                          12.44      3.86            21,889         .75        4.05        1.11        3.69          11

Class B
-------
2002                          12.87      9.95             2,595        1.50        3.45        1.94        3.01          40
2003                          12.96      4.04             4,304        1.50        3.27        1.95        2.82          32
2004                          12.77      1.78             3,658        1.50        3.31        1.94        2.87          24
2005                          12.51      1.27             3,382        1.50        3.29        1.95        2.84          13
2006                          12.45      3.07             2,952        1.50        3.30        1.86        2.94          11
---------------------------------------------------------------------------------------------------------------------------
OREGON FUND
-----------
Class A
-------
2002                         $13.27     10.04%          $22,578         .75%       4.12%       1.21%       3.66%         32%
2003                          13.35      4.63            25,726         .75        3.94        1.22        3.47           4
2004                          13.20      2.78            26,631         .75        3.89        1.21        3.43          15
2005                          12.97      2.54            29,204         .85        3.72        1.22        3.35          44
2006                          13.00      4.04            31,552         .85        3.73        1.10        3.48          41

Class B
-------
2002                          13.25      9.16             3,155        1.50        3.37        1.96        2.91          32
2003                          13.34      3.96             3,040        1.50        3.19        1.97        2.72           4
2004                          13.18      1.96             2,695        1.50        3.14        1.96        2.68          15
2005                          12.94      1.71             2,537        1.60        2.97        1.97        2.60          44
2006                          12.97      3.28             2,436        1.60        2.98        1.85        2.73          41
---------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA FUND
-----------------
Class A
-------
2002                         $13.57     10.72%          $45,111         .91%       4.10%       1.16%       3.85%         23%
2003                          13.54      4.17            45,155         .90        3.98        1.15        3.73          12
2004                          13.32      2.35            45,969         .90        3.95        1.16        3.69          24
2005                          12.93      2.27            43,623         .90        3.90        1.18        3.62          37
2006                          12.86      3.94            43,678         .90        3.89        1.08        3.71          38

Class B
-------
2002                          13.55      9.95             3,249        1.66        3.35        1.91        3.10          23
2003                          13.53      3.45             3,534        1.65        3.23        1.90        2.98          12
2004                          13.31      1.52             3,453        1.65        3.20        1.91        2.94          24
2005                          12.93      1.51             3,237        1.65        3.15        1.93        2.87          37
2006                          12.87      3.18             2,796        1.65        3.14        1.83        2.96          38
---------------------------------------------------------------------------------------------------------------------------



Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
---------------------------------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             --------------------------------------------------------------------------------------------------------------
                                                                  Less Distributions
                                  Investment Operations                  from
                         -------------------------------------  ----------------------
              Net Asset               Net Realized
                 Value,         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
                of Year      Income    Investments  Operations      Income        Gain  Distributions
---------------------------------------------------------------------------------------------------------------------------
VIRGINIA FUND
-------------
Class A
-------
2002            $12.86       $.543         $ .738      $1.281       $.536       $.075          $.611
2003             13.53        .550           .063        .613        .540        .083           .623
2004             13.52        .538          (.173)       .365        .541        .004           .545
2005             13.34        .505          (.199)       .306        .518        .068           .586
2006             13.06        .495           .009        .504        .492        .102           .594

Class B
-------
2002             12.84        .439           .726       1.165        .440        .075           .515
2003             13.49        .445           .072        .517        .444        .083           .527
2004             13.48        .436          (.177)       .259        .445        .004           .449
2005             13.29        .402          (.191)       .211        .413        .068           .481
2006             13.02        .395           .013        .408        .386        .102           .488
---------------------------------------------------------------------------------------------------------------------------

 * Calculated without sales charges
** Net of expenses waived or assumed by the investment adviser (Note 5)
 + Ratios include 0.15% of interest expense and fees, which is not an operating expense.
++ Ratios include 0.11% of interest expense and fees, which is not an operating expense.


See notes to financial statements.




---------------------------------------------------------------------------------------------------------------------------
                                                        R A T I O S / S U P P L E M E N T A L  D A T A
-----------------------------------    ------------------------------------------------------------------------------------
                                                                                           Ratio to Average Net
                                                                  Ratio to Average Net    Assets Before Expenses
                                                                        Assets**             Waived or Assumed
                          Net Asset                               --------------------    ----------------------
                             Value,                  Net Assets                    Net                       Net  Portfolio
                             End of     Total       End of Year             Investment                Investment   Turnover
                               Year    Return*    (in thousands)  Expenses      Income     Expenses       Income       Rate
---------------------------------------------------------------------------------------------------------------------------
VIRGINIA FUND
-------------
Class A
-------
2002                         $13.53     10.14%          $40,430         .85%       4.10%       1.17%       3.78%         43%
2003                          13.52      4.62            41,758         .91        4.06        1.16        3.81          17
2004                          13.34      2.78            35,941         .90        4.02        1.17        3.75          23
2005                          13.06      2.33            31,281         .90        3.81        1.20        3.51          23
2006                          12.97      3.95            31,839         .90        3.81        1.10        3.61          29

Class B
-------
2002                          13.49      9.21             2,364        1.60        3.35        1.92        3.03          43
2003                          13.48      3.89             2,851        1.66        3.31        1.91        3.06          17
2004                          13.29      1.98             2,392        1.65        3.27        1.92        3.00          23
2005                          13.02      1.61             1,992        1.65        3.06        1.95        2.76          23
2006                          12.94      3.19             1,476        1.65        3.06        1.85        2.86          29
---------------------------------------------------------------------------------------------------------------------------


Report of Independent Registered Public
Accounting Firm


To the Shareholders and Board of Trustees of First Investors Tax Exempt Funds

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the First Investors Tax-Exempt Money Market Fund, First Investors Insured Intermediate Tax Exempt Fund, First Investors Insured Tax Exempt Fund, First Investors Insured Tax Exempt Fund II, and the eighteen Funds comprising First Investors Single State Insured Tax Exempt Fund, as of December 31, 2006, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have nor were we engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers. Where brokers have not replied to our confirmation request, we have carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Investors Tax-Exempt Money Market Fund, First Investors Insured Intermediate Tax Exempt Fund, First Investors Insured Tax Exempt Fund, First Investors Insured Tax Exempt Fund II, and the eighteen Funds comprising First Investors Single State Insured Tax Free Fund, as of December 31, 2006, and the results of their operations for the year then ended, changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                   Tait, Weller & Baker LLP

Philadelphia, Pennsylvania
February 14, 2007


FIRST INVESTORS TAX EXEMPT FUNDS
Trustees and Officers*

                                     Position(s)
                                     Held with                Principal                Number of                Other
                                     Funds and                Occupation(s)            Portfolios in            Trusteeships
Name, Year of Birth                  Length of                During Past              Fund Complex             Directorships
and Address                          Service                  5 Years                  Overseen                 Held
-------------------                  -----------              -------------            -------------            -------------
                                                      DISINTERESTED TRUSTEES

Charles R. Barton, III   1965        Trustee                  President of             50                       None
c/o First Investors                  since 1/1/2006           Noe Pierson
Management Company, Inc.                                      Corporation; Board
95 Wall Street                                                Member of the
New York, NY 10005                                            Barton Group, LLC

Stefan L. Geiringer   1934           Trustee                  Founder/Partner          50                       None
c/o First Investors                  since 1/1/2006           of Real Time
Management Company, Inc.                                      Energy Solutions,
95 Wall Street                                                Inc. since 2006;
New York, NY 10005                                            Founder/Owner of
                                                              SLG, Inc. since
                                                              2005; Senior Vice
                                                              President of Pepco
                                                              Energy Services
                                                              (Northeast Region)
                                                              from 2003-2005;
                                                              Founder/Owner and
                                                              President of North
                                                              Atlantic Utilities,
                                                              Inc. from 1987-2003

Robert M. Grohol  1932               Trustee                  None/Retired             50                       None
c/o First Investors                  since 8/18/05;
Management Company, Inc.             Director/Trustee
95 Wall Street                       of predecessor
New York, NY 10005                   funds since
                                     6/30/00

Arthur M. Scutro, Jr.   1941         Trustee                  Retired; formerly        50                       None
c/o First Investors                  since 1/1/2006           Senior Vice
Management Company, Inc.                                      President of
95 Wall Street                                                UBS PaineWebber
New York, NY 10005                                            from 1985-2001

James M. Srygley  1932               Trustee                  Retired;                 50                       None
c/o First Investors                  since 8/18/05;           Owner
Management Company, Inc.             Director/Trustee         Hampton
95 Wall Street                       of predecessor           Properties
New York, NY 10005                   funds since
                                     1/19/95

Robert F. Wentworth  1929            Trustee                  None/Retired             50                       None
c/o First Investors                  since 8/18/05;
Management Company, Inc.             Director/Trustee
95 Wall Street                       of predecessor
New York, NY 10005                   funds since
                                     10/15/92




                                     Position(s)
                                     Held with                Principal                Number of                Other
                                     Funds and                Occupation(s)            Portfolios in            Trusteeships
Name, Year of Birth                  Length of                During Past              Fund Complex             Directorships
and Address                          Service                  5 Years                  Overseen                 Held
-------------------                  -----------              -------------            -------------            -------------
                                                      INTERESTED TRUSTEES**

Kathryn S. Head  1955                Trustee                  Chairman, Officer        50                       None
c/o First Investors                  and President            and Director of
Management Company, Inc.             since 8/18/05;           First Investors
Raritan Plaza I                      Director/Trustee         Corporation;
Edison, NJ 08837                     of predecessor           First Investors
                                     funds since              Consolidated
                                     3/17/94;                 Corporation;
                                     President of             First Investors
                                     predecessor              Management
                                     funds since              Company, Inc.;
                                     2001                     Administrative Data
                                                              Management Corp.;
                                                              First Investors
                                                              Federal Savings
                                                              Bank; First Investors
                                                              Name Saver, Inc.;
                                                              and other affiliated
                                                              companies***

John T. Sullivan  1932               Trustee                  Director of              50                       None
c/o First Investors                  since 8/18/05;           First Investors
Management Company, Inc.             Director/Trustee         Corporation,
95 Wall Street                       of predecessor           First Investors
New York, NY 10005                   funds since              Consolidated
                                     9/20/79                  Corporation,
                                                              First Investors
                                                              Management
                                                              Company, Inc.,
                                                              Administrative Data
                                                              Management Corp.,
                                                              and other affiliated
                                                              companies***
                                                              Formerly
                                                              Of Counsel
                                                              Hawkins,
                                                              Delafield &
                                                              Wood




FIRST INVESTORS TAX EXEMPT FUNDS
Trustees and Officers* (continued)


  * Each Trustee serves for an indefinite term with the Funds, until his/her successor is elected.

 ** Ms. Head is an interested trustee because (a) she indirectly owns more than 5% of the voting stock of the adviser and principal underwriter of the Funds, (b) she is an officer, director and employee of the adviser and principal underwriter of the Funds, and (c) she is an officer of the Funds. Mr. Sullivan is an interested trustee because he is a director of, and indirectly owns securities issued by, the adviser and principal underwriter of the Funds.

*** Other affiliated companies consist of: First Investors Realty
    Company, Inc., First Investors Life Insurance Company, First Investors
    Leverage Corporation, Route 33 Realty Corporation, First Investors
    Credit Funding Corporation, N.A.K. Realty Corporation, Real Property
    Development Corporation, First Investors Credit Corporation and First
    Investors Resources, Inc.




                                     Position(s)
                                     Held with                Principal                Number of                Other
                                     Funds and                Occupation(s)            Portfolios in            Trusteeships
Name, Year of Birth                  Length of                During Past              Fund Complex             Directorships
and Address                          Service                  5 Years                  Overseen                 Held
-------------------                  -----------              -------------            -------------            -------------
                                                      OFFICER(S) WHO ARE NOT TRUSTEES

Joseph I. Benedek  1957              Treasurer                Treasurer of             50                       None
c/o First Investors                  since 8/18/05;           First Investors
Management Company, Inc.             Treasurer of             Management
Raritan Plaza I                      predecessor fund         Company, Inc.
Edison, NJ 08837                     since 1988

Larry R. Lavoie  1947                Chief Compliance         General Counsel          50                       None
c/o First Investors                  Officer since            of First Investors
Management Company, Inc.             8/18/05;                 Corporation
95 Wall Street                       Chief Compliance         and its affiliates;
New York, NY 10005                   Officer of               Director of
                                     predecessor funds        First Investors
                                     since 2004               Corporation
                                                              and various
                                                              affiliates


Shareholder Information
-----------------------

Investment Adviser                         Transfer Agent
First Investors Management Company, Inc.   Administrative Data Management Corp.
95 Wall Street                             Raritan Plaza I - 8th Floor
New York, NY 10005                         Edison NJ 08837-3620

Underwriter                                Independent Registered Public
First Investors Corporation                Accounting Firm
95 Wall Street                             Tait, Weller & Baker LLP
New York, NY 10005                         1818 Market Street
                                           Philadelphia, PA 19103
Custodian
The Bank of New York                       Legal Counsel
One Wall Street                            Kirkpatrick & Lockhart
New York, NY 10286                         Preston Gates Ellis LLP
                                           1601 K Street, N.W.
                                           Washington, DC 20006


The Tax-Exempt Money Market Fund is a money market fund and seeks to maintain a stable net asset value of $1.00 per share. However, there can be no assurance that the Fund will be able to do so or achieve its investment objective. An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

It is the Funds' practice to mail only one copy of their annual and semi-annual reports to all family members who reside in the same household. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Funds will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Trust's prospectus.

The Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request in writing or by calling 800-423-4026.

A description of the policies and procedures that the Funds use to vote proxies relating to a portfolio's securities is available, without charge, upon request by calling toll free 800-423-4026 or can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission's ("SEC") internet website at http://www.sec.gov. In addition, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available, without charge, upon request in writing or by calling 800-423-4026 and on the SEC's internet website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year. The Funds' Form N-Q is available on the SEC's website at http://www.sec.gov; and may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The schedule of portfolio holdings is also available, without charge, upon request in writing or by calling 800-423-4026.


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NOTES


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NOTES


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Item 2.  Code of Ethics

As of December 31, 2006, the Registrant has adopted a code of ethics that applies to the Registrant's President/Principal Executive Officer and Treasurer/Principal Financial Officer. For the year ended December 31, 2006, there were no amendments to any provision of its code of ethics, nor were there any waivers granted from a provision of the code of ethics. A copy of the Registrant's code of ethics is filed under Item 12(a)(1).

Item 3.  Audit Committee Financial Expert


The Registrant's Board has determined that it has at least one "audit committee financial expert" serving on its audit committee. Robert F. Wentworth is the "audit committee financial expert" and is considered to be "independent" as defined in Item 3 of Form N-CSR.


Item 4.  Principal Accountant Fees and Services

					  	Fiscal Year Ended
						December 31,
						-----------------
						   2006      2005
						   ----	     ----
(a) Audit Fees
     First Investors Tax Exempt Funds		$205,100 $195,100


(b) Audit-Related Fees
     First Investors Tax Exempt Funds   	$      0 $	0


(c) Tax Fees
     First Investors Tax Exempt Funds		$ 71,900 $ 69,700

    Nature of fees:  tax returns preparation and tax compliance

(d) All Other Fees
     First Investors Tax Exempt Funds		$     0	 $	0

(e)(1) Audit committee's pre-approval policies

The Charter of the Audit Committee requires the Audit Committee:

	(a)	to pre-approve, and to recommend to the full Board, the
selection, retention or termination of the independent auditors to provide audit, review or attest services to the Funds and, in connection therewith, evaluate the independence of the auditors and to obtain the auditors' specific representations as to their independence;

	(b)	to pre-approve all non-audit services to be provided to
the Funds by the independent auditor;

	(c)	to pre-approve all non-audit services to be provided by
the Funds' independent auditor to the Funds' investment adviser or to any entity that controls, is controlled by or is under common control with the Funds' investment adviser ("adviser affiliate") and that provides ongoing services to the Funds, if the engagement relates directly to the operations and financial reporting of the Funds;

	(d)	to establish, if deemed necessary or appropriate as an
alternative to Audit Committee pre-approval of services to be provided by the independent auditor as required by paragraphs (b) and (c) above, policies and procedures to permit such services to be pre-approved by other means, such as by action of a designated member and members of the Audit Committee, subject to subsequent Committee review and oversight;

	(e)	to consider whether the non-audit services provided by the
Funds' independent auditors to the Funds' investment adviser or any adviser affiliate that provides ongoing services to the Funds, which services were not pre-approved by the Audit Committee, are compatible with maintaining the auditors' independence;

	(f)	to review and approve the fees proposed to be charged to the
Funds by the auditors for each audit and non-audit service;


(e)(2) None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Registrant and Related Entities disclosed above were approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit review or attest services, if certain conditions are satisfied).

(f) Not Applicable

(g) Aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Registrant and the Registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the two fiscal years ended December 31, 2006 and 2005 were $71,000 and $68,000, respectively.

(h) Not Applicable


Item 5.  Audit Committee of Listed Registrants

	 	 Not applicable

Item 6.  Schedule of Investments

		 Schedule is included as part of the report to stockholders filed under Item 1 of this Form.

Item 7.  Disclosure of Proxy Voting Policies & Procedures for
         Closed-End Management Investment Companies

		 Not applicable

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

		 Not applicalbe

Item 9.  Purchases of Equity Securities by Closed-End Management
	 Investment Companies and Affiliated Purchasers

 		 Not applicable

Item 10.  Submission of Matters to a Vote of Security Holders

There were no material changes to the procedure by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11. Controls and Procedures

(a)	The Registrant's Principal Executive Officer and Principal
Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Code of Ethics - Filed herewith


(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act
	of 2002 - Filed herewith

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act
	of 2002 - Filed herewith

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SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Tax Exempt Funds
(Registrant)

By    /S/ KATHRYN S. HEAD
	  Kathryn S. Head
	  President and Principal Executive Officer

Date:  March 6, 2007


	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

First Investors Tax Exempt Funds
(Registrant)

By    /S/ JOSEPH I. BENEDEK
	  Joseph I. Benedek
	  Treasurer and Principal Financial Officer

Date:  March 6, 2007